NATIONWIDE VL

SEPARATE

ACCOUNT-G

Annual Report

To

Policyholders

December 31, 2023

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life and Annuity Insurance

Company and Contract Owners of Nationwide VL Separate Account-G:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VL Separate Account-G (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2024

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)1

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)1

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)1

ADVISOR PREFERRED

Advisors Preferred Trust - Gold Bullion Strategy Portfolio (APTGBS)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II (PIVB2)

Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

Deutsche DWS Variable Series I - DWS Capital Growth VIP: Class A (DSVCGA)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - Global Managed Futures Fund (RVMFU)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP)

Ivy Variable Insurance Portfolios - Delaware VIP Global Equity: Class II (WRDIV)1

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II (WRPCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II (WRPMCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II (WRPMP)

Ivy Variable Insurance Portfolios - Delaware VIP Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Smid Cap Core: Class II (WRSCV)

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

M FUNDS

M Fund, Inc. - M International Equity Fund (MFBIE)

M Fund, Inc. - M Large Cap Value Fund (MFBOV)

M Fund, Inc. - M Capital Appreciation Fund (MFFCA)

M Fund, Inc. - M Large Cap Growth Fund (MFTCG)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Initial Class (MVUIC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)1

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)1

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)1

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)1

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)1

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)1

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class (PVGCBA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA)

Putnam Variable Trust - Putnam VT International Value Fund: Class IA (PVIVIA)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (VVMA)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from January 4, 2022 (inception) to December 31, 2022.

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from January 5, 2022 (inception) to December 31, 2022.

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from January 26, 2022 (inception) to December 31, 2022.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Technology Fund (RTEC)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from February 3, 2022 (inception) to December 31, 2022.

ALGER AMERICAN FUNDS

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from March 9, 2022 (inception) to December 31, 2022.

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from March 11, 2022 (inception) to December 31, 2022.

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from April 22, 2022 (inception) to December 31, 2022.

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from April 27, 2022 (inception) to December 31, 2022.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from May 10, 2022 (inception) to December 31, 2022.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from May 16, 2022 (inception) to December 31, 2022.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from June 1, 2022 (inception) to December 31, 2022.

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from June 7, 2022 (inception) to December 31, 2022.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from June 15, 2022 (inception) to December 31, 2022.

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Internet Fund (RINF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from July 22, 2022 (inception) to December 31, 2022.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from July 28, 2022 (inception) to December 31, 2022.

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from August 31, 2022 (inception) to December 31, 2022.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from September 14, 2022 (inception) to December 31, 2022.

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from September 22, 2022 (inception) to December 31, 2022.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from October 11, 2022 (inception) to December 31, 2022.

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from October 12, 2022 (inception) to December 31, 2022.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from October 13, 2022 (inception) to December 31, 2022.

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from October 20, 2022 (inception) to December 31, 2022.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from October 26, 2022 (inception) to December 31, 2022.

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from November 7, 2022 (inception) to December 31, 2022.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from November 28, 2022 (inception) to December 31, 2022.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - The Bond Fund of

America: Class 4 (AMVBD4) American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from December 12, 2022 (inception) to December 31, 2022.

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from December 13, 2022 (inception) to December 31, 2022.

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from December 21, 2022 (inception) to December 31, 2022.

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from May 5, 2023 (inception) to December 31, 2023.

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from May 18, 2023 (inception) to December 31, 2023.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 1 (NOTAG1)

Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 1 (NOTC1)

Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 1 (NOTGR1)

Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 1 (NOTMD1)

Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 1 (NOTMR1)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from May 30, 2023 (inception) to December 31, 2023.

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from June 2, 2023 (inception) to December 31, 2023.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from June 5, 2023 (inception) to December 31, 2023.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from June 16, 2023 (inception) to December 31, 2023.

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from August 17, 2023 (inception) to December 31, 2023.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from November 28, 2023 (inception) to December 31, 2023.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class Y (NVCCAY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from November 30, 2023 (inception) to December 31, 2023.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from December 6, 2023 (inception) to December 31, 2023.

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 2 (NOTBE2)

Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2 (NOTC2)

Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 2 (NOTGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class Y (NVCMAY)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class Y (NVCMDY)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class Y (NVCRAY)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class Y (NVCRBY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from December 13, 2023 (inception) to December 31, 2023.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 2 (NOTAG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from December 19, 2023 (inception) to December 31, 2023.

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 2 (NOTMD2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class Y (NVCCNY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from December 29, 2023 (inception) to December 31, 2023.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)

American Funds Insurance Series(R) - Growth-Income Fund: Class 1 (AMVGI1)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 1 (AMVWM1)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I (BRVTR1)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 (CLSCV1)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ABTGB	75	$2,213	$2,323	$-	$2,323	$-	$2,323
ALVDAA	13,080	141,054	117,065	-	117,065	35	117,030
ALVGIA	138	3,864	4,075	-	4,075	-	4,075
ALVIVB	19,680	270,714	289,494	2	289,496	-	289,496
ALVSVA	288,672	5,144,532	5,112,387	-	5,112,387	2,991	5,109,396
ALVSVB	186	3,039	3,248	-	3,248	-	3,248
APTGBS	939	21,172	21,382	-	21,382	-	21,382
ALCAI2	57	3,935	4,430	-	4,430	-	4,430
WFVSCG	191,893	1,990,184	1,508,275	-	1,508,275	3,169	1,505,106
AAEIP3	111	1,264	1,199	-	1,199	-	1,199
ACVIP1	1,184,694	12,223,844	11,124,276	-	11,124,276	1,842	11,122,434
ACVIP2	51,058	544,527	478,415	-	478,415	10	478,405
ACVMV1	199,714	4,054,824	3,882,447	-	3,882,447	5,405	3,877,042
AFGF	93	9,273	9,273	-	9,273	-	9,273
AMVAA2	1,500	35,351	35,287	-	35,287	-	35,287
AMVBC4	150,749	1,947,935	2,119,527	-	2,119,527	505	2,119,022
AMVBD4	1,743	15,870	16,295	-	16,295	-	16,295
AMVGI1	79	4,654	4,654	-	4,654	-	4,654
AMVGI4	1,774	90,515	101,709	-	101,709	-	101,709
AMVGR4	676	57,461	64,673	-	64,673	-	64,673
AMVGS4	2,998	47,944	52,341	-	52,341	-	52,341
AMVGV2	7,714	75,183	75,444	-	75,444	-	75,444
AMVI4	5,261	83,839	90,113	-	90,113	-	90,113
AMVNW2	164,099	4,147,264	4,130,367	-	4,130,367	662	4,129,705
AMVNW4	13,206	318,092	329,500	-	329,500	67	329,433
AMVWM1	325	4,706	4,706	-	4,706	-	4,706
PIVB2	759	7,194	7,222	-	7,222	-	7,222
PIVMV2	12,504	140,059	138,048	-	138,048	-	138,048
PIVSI2	432	3,776	3,823	-	3,823	-	3,823
BRVGA1	896,819	15,008,077	14,627,112	-	14,627,112	12,559	14,614,553
BRVHY3	47,174	309,739	322,673	1,603	324,276	-	324,276
BRVHYI	680,164	4,828,585	4,652,324	23,305	4,675,629	-	4,675,629
BRVTR1	2	23	23	-	23	-	23
BRVTR3	6,396	63,124	64,601	188	64,789	-	64,789
MLVGA2	90,758	1,530,806	1,470,279	-	1,470,279	-	1,470,279
MLVGA3	621	7,971	8,094	-	8,094	-	8,094
DCAP	29	985	1,017	-	1,017	1,017	-
DSIF	350,458	18,470,732	24,209,644	-	24,209,644	23,482	24,186,162
DVSCS	302,028	5,256,750	5,611,684	-	5,611,684	6,054	5,605,630
CLSCV1	178	2,316	2,316	-	2,316	-	2,316
CLVGT2	2,174	45,287	52,567	-	52,567	159	52,408
CSCRS	113	2,004	1,992	-	1,992	-	1,992
DWVSVS	58,009	1,949,550	2,212,469	-	2,212,469	528	2,211,941
DFVEA	54,081	730,816	767,406	-	767,406	-	767,406
DFVGB	2,443,299	25,283,610	23,724,432	203	23,724,635	-	23,724,635
DFVGMI	436,109	6,218,053	6,576,527	-	6,576,527	312	6,576,215
DFVIPS	650,951	6,767,254	5,897,619	152	5,897,771	-	5,897,771
DFVIS	2,852,515	34,175,239	33,887,877	-	33,887,877	11,081	33,876,796
DFVIV	2,987,596	35,903,512	40,661,181	-	40,661,181	8,912	40,652,269
DFVSTF	2,137,294	21,780,711	21,437,059	2,008	21,439,067	-	21,439,067
DFVULV	1,516,489	40,804,383	49,346,559	-	49,346,559	5,764	49,340,795
DFVUTV	1,777,306	33,759,835	40,167,105	-	40,167,105	6,865	40,160,240
DSGIBA	400,694	8,988,417	9,011,608	-	9,011,608	417	9,011,191

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
DSVCGA	155,944	5,629,800	5,900,929	32	5,900,961	-	5,900,961
FQB	58,254	634,395	590,700	-	590,700	439	590,261
FB2	4,417	88,410	95,144	-	95,144	-	95,144
FC2	1,671	68,554	78,265	-	78,265	-	78,265
FCS	403,580	18,697,842	19,492,924	-	19,492,924	3,029	19,489,895
FDSCS2	125	1,943	2,035	-	2,035	-	2,035
FEIS	496,622	11,372,468	12,241,735	-	12,241,735	7,259	12,234,476
FEMS	826,487	9,887,936	8,769,029	48	8,769,077	-	8,769,077
FF10S	137,303	1,737,678	1,552,895	50	1,552,945	-	1,552,945
FF20S	286,411	3,874,824	3,565,821	-	3,565,821	1,559	3,564,262
FF30S	690,749	9,795,271	10,575,368	-	10,575,368	5,405	10,569,963
FG2	4,079	343,260	366,762	-	366,762	176	366,586
FGP	105	9,731	9,734	-	9,734	-	9,734
FGS	815,939	71,945,649	75,360,083	-	75,360,083	12,943	75,347,140
FIGBP2	6,485	68,056	70,172	-	70,172	207	69,965
FIGBS	702,078	8,677,029	7,729,880	-	7,729,880	7,621	7,722,259
FMC2	511	16,373	17,710	-	17,710	1	17,709
FMCS	298,021	10,446,387	10,701,924	-	10,701,924	10,339	10,691,585
FNRS2	475,240	8,403,173	11,686,142	401	11,686,543	-	11,686,543
FOS	333,098	7,876,288	8,553,967	-	8,553,967	2,271	8,551,696
FRESS	305,329	5,535,335	5,239,448	-	5,239,448	297	5,239,151
FVFRHI	61	622	600	-	600	-	600
FVICA2	761	13,912	15,939	-	15,939	-	15,939
FVSS	739	10,099	12,173	-	12,173	-	12,173
FVSS2	51,175	789,912	857,187	70	857,257	-	857,257
FEOVF	1,159	26,531	26,191	-	26,191	-	26,191
FTVDM2	40,492	360,594	333,250	-	333,250	-	333,250
FTVFA1	112,632	595,118	557,531	-	557,531	1,350	556,181
FTVFA2	294,694	1,736,167	1,444,002	-	1,444,002	1	1,444,001
FTVGB1	301,405	4,702,879	4,090,070	-	4,090,070	4,263	4,085,807
FTVGI2	59,619	940,717	765,512	28	765,540	-	765,540
FTVIS1	300,179	4,700,431	4,475,672	-	4,475,672	4,816	4,470,856
FTVIS2	32,100	476,639	455,821	-	455,821	42	455,779
FTVSVI	216,619	3,125,336	3,067,323	-	3,067,323	5,107	3,062,216
TIF2	40,511	534,957	576,872	-	576,872	421	576,451
GVGMNS	10,019	118,912	113,713	-	113,713	317	113,396
GVMSAS	61,560	556,909	547,268	-	547,268	13	547,255
GVFRB	965	23,888	24,442	-	24,442	51	24,391
RBF	453	34,346	37,570	-	37,570	1	37,569
RELF	6	1,055	1,158	-	1,158	-	1,158
RESF	5	1,550	1,546	1	1,547	-	1,547
RHCF	5	344	378	-	378	-	378
RHYS	26	1,996	2,023	-	2,023	-	2,023
ROF	116	8,042	8,248	-	8,248	-	8,248
RPMF	29	1,060	1,105	-	1,105	-	1,105
RTEC	18	2,871	3,136	-	3,136	-	3,136
RTEL	7	343	368	-	368	-	368
RTRF	3	265	269	-	269	-	269
RVARS	44,600	1,150,934	1,154,699	-	1,154,699	1,447	1,153,252
RVLCG	91	4,003	4,016	-	4,016	-	4,016
RVLCV	72	3,923	3,988	-	3,988	-	3,988
RVMCV	2	81	83	-	83	-	83
RVMFU	29	491	490	-	490	-	490

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
SBLQ	483	19,373	20,859	-	20,859	-	20,859
ACEG	2,364	172,143	139,357	-	139,357	-	139,357
AVMCCI	35,356	366,023	346,130	-	346,130	10	346,120
IVBRA1	1,540,060	14,805,142	13,367,717	2,720	13,370,437	-	13,370,437
IVCPBI	9,119	50,977	52,341	-	52,341	-	52,341
IVDDI	3,250	81,478	78,773	-	78,773	-	78,773
OVAG	8,913	692,941	559,852	-	559,852	264	559,588
OVGI	81	1,412	1,476	-	1,476	1,476	-
OVGS	208,540	8,322,393	7,624,213	-	7,624,213	2,328	7,621,885
OVIG	4,668,076	10,081,409	9,429,513	-	9,429,513	4	9,429,509
OVSB	95,574	454,690	410,012	-	410,012	61	409,951
OVSC	218,811	5,743,585	5,888,202	-	5,888,202	2,410	5,885,792
WRASP	1,249,372	11,123,131	10,944,496	-	10,944,496	14,335	10,930,161
WRBDP	196,023	1,031,314	917,389	-	917,389	2,758	914,631
WRBP	171,304	1,081,998	925,041	-	925,041	1,499	923,542
WRCEP	127,395	1,485,518	1,628,109	-	1,628,109	3,361	1,624,748
WRDIV	183,335	1,008,675	892,844	-	892,844	2,066	890,778
WRENG	82,265	250,405	419,551	-	419,551	1,022	418,529
WRGNR	143,061	533,603	675,250	-	675,250	2,282	672,968
WRGP	217,966	2,162,769	2,162,223	-	2,162,223	2,772	2,159,451
WRHIP	1,199,835	3,884,890	3,539,512	-	3,539,512	4,129	3,535,383
WRI2P	48,809	763,290	788,264	-	788,264	2,121	786,143
WRIP	301,759	1,031,942	956,577	-	956,577	2,597	953,980
WRLTBP	71,692	343,358	338,385	-	338,385	79	338,306
WRMCG	300,265	4,288,980	3,002,650	-	3,002,650	4,962	2,997,688
WRPAP	450,741	1,900,007	1,676,757	-	1,676,757	2,908	1,673,849
WRPCP	98,438	461,922	401,626	-	401,626	421	401,205
WRPMAP	2,614,345	12,091,990	10,039,085	-	10,039,085	15,728	10,023,357
WRPMAV	115,729	556,828	491,849	-	491,849	-	491,849
WRPMCP	185,887	854,862	737,973	1,766	739,739	-	739,739
WRPMCV	243	1,002	766	-	766	-	766
WRPMMV	85,171	412,958	342,387	-	342,387	1	342,386
WRPMP	1,589,383	7,260,653	6,103,230	-	6,103,230	12,147	6,091,083
WRRESP	51,794	348,339	315,945	-	315,945	608	315,337
WRSCP	227,168	1,734,418	1,306,216	-	1,306,216	2,459	1,303,757
WRSCV	33,890	406,783	390,408	-	390,408	781	389,627
WRSTP	127,113	3,205,784	2,919,794	-	2,919,794	3,645	2,916,149
WRVP	121,105	703,487	610,368	-	610,368	830	609,538
JABIN	166	6,903	7,494	-	7,494	-	7,494
JACAS	123,592	4,820,015	5,251,404	-	5,251,404	7,386	5,244,018
JAEI	101,563	7,921,298	7,771,565	-	7,771,565	2,543	7,769,022
JAFBS	3,298	35,904	36,810	-	36,810	-	36,810
JAGSEI	9,982	96,682	104,214	-	104,214	-	104,214
JAGTS	3,516,501	50,512,826	56,475,002	-	56,475,002	6,526	56,468,476
JAIGS	75,730	2,380,179	3,035,254	-	3,035,254	6,201	3,029,053
JAMGS	191,024	13,558,250	13,060,284	2,274	13,062,558	-	13,062,558
JMCVIN	670	11,432	11,740	1	11,741	-	11,741
LVCLGI	168	5,242	6,483	-	6,483	-	6,483
SBVSG2	4,652	113,485	117,645	-	117,645	-	117,645
LOVBD	52	543	539	-	539	-	539
LOVTRC	1,005,407	15,440,515	14,276,778	-	14,276,778	672	14,276,106
MFBIE	182,140	2,297,200	2,475,277	-	2,475,277	1,410	2,473,867
MFBOV	304,257	4,138,855	4,463,448	-	4,463,448	1,723	4,461,725

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
MFFCA	203,990	5,016,553	4,983,466	-	4,983,466	1,353	4,982,113
MFTCG	247,422	7,255,977	7,190,079	-	7,190,079	1,360	7,188,719
MMCGSC	4,598	32,010	34,114	-	34,114	-	34,114
MNDIC	390,801	7,189,565	5,056,967	-	5,056,967	1,786	5,055,181
MNDSC	813	7,456	8,210	-	8,210	-	8,210
MV2IGI	834	16,368	18,873	1	18,874	-	18,874
MV2RIS	2	35	35	-	35	-	35
MV3LMS	573	5,547	5,718	-	5,718	-	5,718
MV3MVI	397,809	3,845,020	3,910,461	60	3,910,521	-	3,910,521
MVFIC	1,142,155	23,397,840	24,293,638	-	24,293,638	11,918	24,281,720
MVIGIC	442,898	6,648,541	6,497,314	77	6,497,391	-	6,497,391
MVIVIC	409,117	11,326,011	12,028,043	-	12,028,043	4,432	12,023,611
MVIVSC	1,801	41,163	51,915	-	51,915	-	51,915
MVUIC	41,380	1,438,485	1,334,494	26	1,334,520	-	1,334,520
MGRFV	31	373	351	-	351	-	351
MSGI2	8,330	48,287	50,311	-	50,311	-	50,311
DTRTFB	130,945	1,212,205	1,114,346	-	1,114,346	201	1,114,145
DTRTFY	2,484	20,361	21,190	-	21,190	-	21,190
EIF	201,481	3,915,562	3,926,865	-	3,926,865	2,225	3,924,640
GBF	247,439	2,533,809	2,343,247	-	2,343,247	6,651	2,336,596
GEM	1,429,697	16,800,980	14,983,226	-	14,983,226	12,858	14,970,368
GIG	91,729	983,461	986,088	-	986,088	1,291	984,797
GVAAA2	2,840,336	72,353,174	72,201,333	-	72,201,333	12,380	72,188,953
GVABD2	103,668	1,210,939	1,131,013	-	1,131,013	1,329	1,129,684
GVAGG2	220,079	7,305,046	7,731,386	-	7,731,386	6,396	7,724,990
GVAGI2	68,338	3,873,731	4,297,076	-	4,297,076	6,436	4,290,640
GVAGR2	100,715	9,780,262	10,899,354	-	10,899,354	10,304	10,889,050
GVDMA	1,023,975	10,992,581	9,318,176	1	9,318,177	-	9,318,177
GVDMC	57,494	604,503	528,947	-	528,947	2	528,945
GVEX1	24,458,465	264,352,816	224,528,712	-	224,528,712	21,932	224,506,780
GVEXD	121,805	1,024,385	1,126,696	-	1,126,696	-	1,126,696
GVIDA	200,773	2,253,539	2,049,888	-	2,049,888	-	2,049,888
GVIDC	53,552	543,026	504,464	1	504,465	-	504,465
GVIDM	530,364	5,451,559	4,587,647	-	4,587,647	40	4,587,607
GVIX2	262,475	2,639,246	2,769,112	-	2,769,112	2,385	2,766,727
GVIXY	13,610	134,831	144,131	-	144,131	-	144,131
HIBF	694,854	4,408,809	4,023,205	-	4,023,205	6,576	4,016,629
IDPG	548,280	5,867,195	5,641,801	11	5,641,812	-	5,641,812
IDPGI	190,964	2,035,090	1,976,473	1	1,976,474	-	1,976,474
MCIF	1,216,643	24,836,266	22,921,545	-	22,921,545	6,038	22,915,507
MCIFD	2,268	42,345	42,857	-	42,857	-	42,857
MSBF	290,690	2,587,540	2,430,172	-	2,430,172	824	2,429,348
NCPG	653,268	7,435,403	8,022,128	-	8,022,128	-	8,022,128
NCPGI	564,398	6,204,796	6,659,897	-	6,659,897	57	6,659,840
NJMMAY	34,022	313,948	304,158	-	304,158	-	304,158
NJNDE2	274	4,652	4,652	-	4,652	-	4,652
NVAMV1	224,190	3,378,157	3,764,155	-	3,764,155	207	3,763,948
NVAMVX	259,684	4,249,658	4,352,310	-	4,352,310	4,313	4,347,997
NVBX	787,076	8,000,273	7,225,359	9	7,225,368	-	7,225,368
NVBXD	6,260	56,428	57,589	-	57,589	-	57,589
NVCBD1	305,719	3,273,960	2,797,331	-	2,797,331	1,762	2,795,569
NVCCA1	3,330,782	34,833,169	35,805,907	-	35,805,907	6,725	35,799,182
NVCCAY	78,934	872,175	915,635	-	915,635	-	915,635

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
NVCCN1	312,705	3,216,832	3,258,384	-	3,258,384	1,546	3,256,838
NVCCNY	541	5,734	5,761	-	5,761	-	5,761
NVCMA1	7,687,955	72,093,370	79,570,336	-	79,570,336	47,256	79,523,080
NVCMAY	1,339	14,779	14,810	-	14,810	-	14,810
NVCMC1	375,321	3,946,641	4,068,478	-	4,068,478	1,742	4,066,736
NVCMD1	3,424,007	36,583,913	37,801,036	-	37,801,036	19,207	37,781,829
NVCMDY	490	5,753	5,782	-	5,782	-	5,782
NVCRA1	4,588,982	49,018,807	56,857,487	-	56,857,487	15,393	56,842,094
NVCRAY	1,092	14,350	14,386	-	14,386	-	14,386
NVCRB1	1,376,591	15,093,496	15,445,349	-	15,445,349	4,799	15,440,550
NVCRBY	489	5,748	5,777	-	5,777	-	5,777
NVDBL2	31,945	453,670	418,166	-	418,166	818	417,348
NVDBLP	791,325	11,152,103	10,358,440	-	10,358,440	13,183	10,345,257
NVDCA2	220	3,409	2,749	-	2,749	7	2,742
NVDCAP	1,148,989	16,540,879	14,316,405	-	14,316,405	5,510	14,310,895
NVDMAP	11,796,814	126,161,768	106,289,294	-	106,289,294	57,757	106,231,537
NVDMCP	260,379	2,601,485	2,382,472	-	2,382,472	1,573	2,380,899
NVFIII	83,497	830,665	795,729	-	795,729	-	795,729
NVFIY	9,122	84,177	85,651	-	85,651	-	85,651
NVGEII	126,755	1,929,913	2,017,945	-	2,017,945	81	2,017,864
NVGEY	11,195	150,836	169,385	-	169,385	211	169,174
NVIDAP	4,496,323	49,648,678	45,637,682	-	45,637,682	10,188	45,627,494
NVIDCP	406,209	4,008,822	3,822,423	-	3,822,423	2,318	3,820,105
NVIDMP	3,782,676	38,615,072	32,568,837	-	32,568,837	19,469	32,549,368
NVIE6	7,982	75,775	84,774	-	84,774	-	84,774
NVIX	1,166,167	11,817,933	12,326,387	-	12,326,387	282	12,326,105
NVLCP1	1,912,596	21,370,157	18,896,446	-	18,896,446	4,303	18,892,143
NVMIG1	388,905	4,148,973	3,021,791	-	3,021,791	2,171	3,019,620
NVMIVX	369,714	3,542,432	4,333,044	-	4,333,044	2,157	4,330,887
NVMLG1	961,968	8,125,416	8,176,729	-	8,176,729	2,914	8,173,815
NVMM2	348,733	348,733	348,733	-	348,733	254	348,479
NVMMG1	974,141	10,262,628	6,107,866	-	6,107,866	2,575	6,105,291
NVMMV1	1,150,945	9,203,768	8,816,239	-	8,816,239	4,072	8,812,167
NVMMV2	70,037	614,062	541,385	-	541,385	27	541,358
NVNMO1	83,772	1,035,666	1,054,693	-	1,054,693	2,458	1,052,235
NVNSR2	158,116	2,106,864	1,902,135	-	1,902,135	1,264	1,900,871
NVOLG1	1,404,566	27,975,459	29,636,341	-	29,636,341	8,169	29,628,172
NVRE1	2,274,589	15,719,321	16,763,719	-	16,763,719	6,812	16,756,907
NVSIX2	2,481,235	20,442,952	19,626,571	-	19,626,571	1,755	19,624,816
NVSIXD	46,051	340,249	371,172	-	371,172	-	371,172
NVSTB1	541,515	5,318,904	5,225,619	126	5,225,745	-	5,225,745
NVSTB2	4,434	44,129	42,609	997	43,606	-	43,606
NVTIV3	47,982	506,003	567,152	-	567,152	133	567,019
SAM	1,683,750	1,683,750	1,683,750	-	1,683,750	3	1,683,747
SAM5	38,275,490	38,275,490	38,275,490	-	38,275,490	29,089	38,246,401
SAMY	2,596,095	2,596,095	2,596,095	-	2,596,095	6	2,596,089
SCF	170,657	3,287,471	3,109,368	-	3,109,368	3,077	3,106,291
SCGF	731,443	12,135,174	10,035,395	-	10,035,395	3,794	10,031,601
SCVF	522,914	4,715,479	4,925,845	-	4,925,845	3,329	4,922,516
TRF	445,311	9,399,567	9,440,595	-	9,440,595	1,613	9,438,982
AMMCGS	3,093	81,941	70,880	-	70,880	-	70,880
AMSRS	5,082	128,617	169,474	2	169,476	-	169,476
AMTB	52,524	541,572	506,333	-	506,333	881	505,452

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
NOTAG2	792	14,905	14,897	-	14,897	-	14,897
NOTB3	170,502	3,173,018	2,340,988	-	2,340,988	31	2,340,957
NOTBE2	432	5,758	5,784	-	5,784	-	5,784
NOTC2	466	5,747	5,770	-	5,770	-	5,770
NOTG3	355,050	5,604,273	4,257,051	743	4,257,794	-	4,257,794
NOTGR2	18	311	319	-	319	-	319
NOTMD2	418	5,765	5,794	-	5,794	-	5,794
NOTMG3	275,995	4,428,536	3,278,821	7	3,278,828	-	3,278,828
PMVAAA	72,818	782,716	658,999	-	658,999	140	658,859
PMVFBA	103,968	938,332	787,038	-	787,038	3,092	783,946
PMVHYA	2	14	15	-	15	-	15
PMVID	4,753	46,420	47,295	-	47,295	137	47,158
PMVLDA	506,434	5,126,469	4,861,766	-	4,861,766	6,181	4,855,585
PMVRRA	4,804	54,579	55,579	-	55,579	-	55,579
PMVRSA	1,052,399	7,167,443	5,630,334	-	5,630,334	595	5,629,739
PMVTRA	12,629	115,239	115,931	-	115,931	1,346	114,585
PVGCBA	597	5,099	5,244	-	5,244	-	5,244
PVSTA	76,128	774,331	778,787	21	778,808	-	778,808
PVEIIA	247,328	6,717,091	7,231,878	-	7,231,878	472	7,231,406
PVIVIA	67,983	749,598	811,034	-	811,034	-	811,034
PVNOB	434	15,872	17,173	-	17,173	-	17,173
ROCMC	116	896	1,064	-	1,064	-	1,064
TRBCG2	121	5,002	5,284	-	5,284	-	5,284
TREI2	44	1,183	1,212	-	1,212	-	1,212
TRHS2	22,175	1,022,380	1,149,787	-	1,149,787	91	1,149,696
TRHSP	870,442	44,422,737	48,144,150	-	48,144,150	5,495	48,138,655
TRMCG2	7,139	187,912	192,907	-	192,907	-	192,907
VWEM	431	4,199	3,970	-	3,970	-	3,970
VWHA	144,289	3,609,903	3,836,633	-	3,836,633	2,716	3,833,917
VVB	29,412	659,224	685,011	-	685,011	-	685,011
VVCG	9,247	380,857	428,871	-	428,871	5	428,866
VVDV	4,943	69,786	77,256	-	77,256	3	77,253
VVEI	10,098	232,046	241,436	-	241,436	104	241,332
VVEIX	5,248	282,213	319,575	-	319,575	226	319,349
VVG	7,108	154,772	180,121	-	180,121	-	180,121
VVGBI	261	4,645	4,845	-	4,845	-	4,845
VVHGB	89,577	917,553	952,198	-	952,198	-	952,198
VVHYB	5,266	36,314	38,807	-	38,807	-	38,807
VVI	15,394	374,249	378,219	1	378,220	-	378,220
VVMA	8,631	245,555	251,262	-	251,262	-	251,262
VVMCI	13,851	303,031	331,453	-	331,453	71	331,382
VVREI	20,206	223,326	240,851	1	240,852	-	240,852
VVSTC	17,600	178,284	181,451	-	181,451	-	181,451
VVTISI	35,848	674,706	756,043	1	756,044	-	756,044
VVTSM	32,496	1,456,186	1,606,903	-	1,606,903	1	1,606,902
VRVDRA	146	2,763	2,842	-	2,842	-	2,842
VRVDRI	87,556	1,797,356	1,697,709	-	1,697,709	7	1,697,702

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	ABTGB	ALVDAA	ALVGIA	ALVIVB	ALVSVA	ALVSVB	APTGBS	ALCAI2
Reinvested dividends	$-	931	-	1,973	49,647	-	37	-
Mortality and expense risk charges (note 3)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	931	-	1,973	49,647	-	37	-

Realized gain (loss) on investments	731	(4,360)	(1)	13,717	(86,171)	-	(7)	(37)
Change in unrealized gain (loss) on investments	110	17,216	211	15,048	404,179	209	210	589

Net gain (loss) on investments	841	12,856	210	28,765	318,008	209	203	552

Reinvested capital gains	-	-	-	-	390,999	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$841	13,787	210	30,738	758,654	209	240	552

Investment Activity*:	WFVSCG	AAEIP3	ACVIP1	ACVIP2	ACVMV1	AMVAA2	AMVBC4	AMVBD4
Reinvested dividends	$-	35	398,154	15,705	88,918	-	28,070	762

Net investment income (loss)	-	35	398,154	15,705	88,918	-	28,070	762

Realized gain (loss) on investments	(106,141)	-	(99,485)	(6,483)	(8,701)	2	4,986	61
Change in unrealized gain (loss) on investments	167,430	(64)	87,385	6,552	(295,663)	(64)	175,386	439

Net gain (loss) on investments	61,289	(64)	(12,100)	69	(304,364)	(62)	180,372	500

Reinvested capital gains	-	13	-	-	435,487	-	7,920	-

Net increase (decrease) in contract owners’ equity resulting from operations	$61,289	(16)	386,054	15,774	220,041	(62)	216,362	1,262

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	AMVGI4	AMVGR4	AMVGS4	AMVGV2	AMVI4	AMVNW2	AMVNW4	PIVB2
Reinvested dividends	$818	35	4	2,313	1,006	55,806	3,382	196

Net investment income (loss)	818	35	4	2,313	1,006	55,806	3,382	196

Realized gain (loss) on investments	41	2,416	(8)	(40)	547	1,101	53	-
Change in unrealized gain (loss) on investments	10,120	7,231	4,397	261	6,288	472,772	11,138	28

Net gain (loss) on investments	10,161	9,647	4,389	221	6,835	473,873	11,191	28

Reinvested capital gains	2,255	195	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$13,234	9,877	4,393	2,534	7,841	529,679	14,573	224

Investment Activity*:	PIVMV2	PIVSI2	BRVGA1	BRVHY3	BRVHYI	BRVTR3	MLVGA2	MLVGA3
Reinvested dividends	$1,520	125	310,935	13,814	300,587	841	29,306	73

Net investment income (loss)	1,520	125	310,935	13,814	300,587	841	29,306	73

Realized gain (loss) on investments	2	-	(11,014)	(650)	(132,110)	(2)	(15,178)	(318)
Change in unrealized gain (loss) on investments	(2,858)	47	1,360,578	13,428	405,664	1,862	154,831	123

Net gain (loss) on investments	(2,856)	47	1,349,564	12,778	273,554	1,860	139,653	(195)

Reinvested capital gains	10,230	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,894	172	1,660,499	26,592	574,141	2,701	168,959	(122)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	DCAP	DSIF	DVSCS	CLVGT2	CSCRS	DWVSVS	DFVEA	DFVGB
Reinvested dividends	$2	306,286	54,682	-	-	12,570	9,470	916,514

Net investment income (loss)	2	306,286	54,682	-	-	12,570	9,470	916,514

Realized gain (loss) on investments	-	373,803	5,504	(57)	-	(27,949)	1,610	(190,843)
Change in unrealized gain (loss) on investments	32	3,449,037	416,826	7,398	(11)	110,257	37,595	398,356

Net gain (loss) on investments	32	3,822,840	422,330	7,341	(11)	82,308	39,205	207,513

Reinvested capital gains	-	767,759	285,458	1,597	-	84,254	9,445	-

Net increase (decrease) in contract owners’ equity resulting from operations	$34	4,896,885	762,470	8,938	(11)	179,132	58,120	1,124,027

Investment Activity*:	DFVGMI	DFVIPS	DFVIS	DFVIV	DFVSTF	DFVULV	DFVUTV	DSGIBA
Reinvested dividends	$166,863	225,665	1,003,143	1,819,293	802,047	1,035,933	560,814	228,119

Net investment income (loss)	166,863	225,665	1,003,143	1,819,293	802,047	1,035,933	560,814	228,119

Realized gain (loss) on investments	22,358	(46,436)	84,655	570,668	(1,383)	851,306	273,153	(82,695)
Change in unrealized gain (loss) on investments	513,876	40,371	3,061,461	3,218,045	209,923	2,238,201	3,302,856	928,268

Net gain (loss) on investments	536,234	(6,065)	3,146,116	3,788,713	208,540	3,089,507	3,576,009	845,573

Reinvested capital gains	67,904	-	-	363,068	-	631,372	2,495,513	-

Net increase (decrease) in contract owners’ equity resulting from operations	$771,001	219,600	4,149,259	5,971,074	1,010,587	4,756,812	6,632,336	1,073,692

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	DSVCGA	FQB	FB2	FC2	FCS	FDSCS2	FEIS	FEMS
Reinvested dividends	$3,249	15,787	1,118	166	68,509	11	215,596	170,306

Net investment income (loss)	3,249	15,787	1,118	166	68,509	11	215,596	170,306

Realized gain (loss) on investments	10,132	(4,944)	(641)	61	22,179	(1)	99,742	(23,984)
Change in unrealized gain (loss) on investments	1,273,502	24,364	6,734	9,908	3,652,823	92	523,465	545,323

Net gain (loss) on investments	1,283,634	19,420	6,093	9,969	3,675,002	91	623,207	521,339

Reinvested capital gains	178,845	-	-	1,948	588,341	-	341,440	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,465,728	35,207	7,211	12,083	4,331,852	102	1,180,243	691,645

Investment Activity*:	FF10S	FF20S	FF30S	FG2	FGP	FGS	FIGBP2	FIGBS
Reinvested dividends	$58,323	106,805	239,353	-	-	24,534	1,694	194,373

Net investment income (loss)	58,323	106,805	239,353	-	-	24,534	1,694	194,373

Realized gain (loss) on investments	(31,407)	10,084	128,924	366	-	508,562	(12)	(189,031)
Change in unrealized gain (loss) on investments	5,580	260,507	996,755	23,514	3	15,211,054	1,692	435,082

Net gain (loss) on investments	(25,827)	270,591	1,125,679	23,880	3	15,719,616	1,680	246,051

Reinvested capital gains	102,419	23,704	-	13,841	2	3,056,011	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$134,915	401,100	1,365,032	37,721	5	18,800,161	3,374	440,424

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	FMC2	FMCS	FNRS2	FOS	FRESS	FVFRHI	FVICA2	FVSS
Reinvested dividends	$64	52,004	286,988	75,942	113,553	52	22	125

Net investment income (loss)	64	52,004	286,988	75,942	113,553	52	22	125

Realized gain (loss) on investments	176	28,857	2,043,417	5,691	(55,241)	(12)	(1)	87
Change in unrealized gain (loss) on investments	1,448	1,052,028	(2,173,056)	1,217,129	282,200	(23)	2,026	1,533

Net gain (loss) on investments	1,624	1,080,885	(129,639)	1,222,820	226,959	(35)	2,025	1,620

Reinvested capital gains	449	281,237	-	21,277	180,758	-	-	443

Net increase (decrease) in contract owners’ equity resulting from operations	$2,137	1,414,126	157,349	1,320,039	521,270	17	2,047	2,188

Investment Activity*:	FVSS2	FEOVF	FTVDM2	FTVFA1	FTVFA2	FTVGB1	FTVGI2	FTVIS1
Reinvested dividends	$7,103	-	7,209	8,689	19,388	-	-	218,427

Net investment income (loss)	7,103	-	7,209	8,689	19,388	-	-	218,427

Realized gain (loss) on investments	1,126	-	4,135	(15,944)	(15,357)	(188,153)	(32,756)	(38,833)
Change in unrealized gain (loss) on investments	72,795	(340)	26,518	68,839	158,117	308,406	55,164	(59,520)

Net gain (loss) on investments	73,921	(340)	30,653	52,895	142,760	120,253	22,408	(98,353)

Reinvested capital gains	28,869	1,882	262	8,442	22,505	-	-	251,571

Net increase (decrease) in contract owners’ equity resulting from operations	$109,893	1,542	38,124	70,026	184,653	120,253	22,408	371,645

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	FTVIS2	FTVSVI	TIF2	GVGMNS	GVMSAS	GVFRB	RBF	RELF
Reinvested dividends	$22,604	21,788	18,647	1,981	32,451	336	-	-

Net investment income (loss)	22,604	21,788	18,647	1,981	32,451	336	-	-

Realized gain (loss) on investments	(10,101)	(176,889)	(21,614)	(4,550)	(18,797)	163	(1)	-
Change in unrealized gain (loss) on investments	963	355,593	99,926	19,285	22,725	553	3,223	103

Net gain (loss) on investments	(9,138)	178,704	78,312	14,735	3,928	716	3,222	103

Reinvested capital gains	27,404	157,389	-	-	-	-	246	-

Net increase (decrease) in contract owners’ equity resulting from operations	$40,870	357,881	96,959	16,716	36,379	1,052	3,468	103

Investment Activity*:	RESF	RHCF	RHYS	RINF	ROF	RPMF	RTEC	RTEL
Reinvested dividends	$-	-	-	-	-	1	-	-

Net investment income (loss)	-	-	-	-	-	1	-	-

Realized gain (loss) on investments	-	-	-	810	-	-	(10)	-
Change in unrealized gain (loss) on investments	(4)	35	26	1,759	206	45	299	25

Net gain (loss) on investments	(4)	35	26	2,569	206	45	289	25

Reinvested capital gains	-	-	-	-	-	-	1	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4)	35	26	2,569	206	46	290	25

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	RTRF	RVARS	RVLCG	RVLCV	RVMCV	SBLQ	ACEG	AVMCCI
Reinvested dividends	$-	32,659	-	-	-	83	-	939

Net investment income (loss)	-	32,659	-	-	-	83	-	939

Realized gain (loss) on investments	-	17,854	-	139	53	(3)	(568)	(11,594)
Change in unrealized gain (loss) on investments	4	(1,646)	13	65	2	1,486	38,494	52,869

Net gain (loss) on investments	4	16,208	13	204	55	1,483	37,926	41,275

Reinvested capital gains	-	-	-	-	-	406	2,738	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4	48,867	13	204	55	1,972	40,664	42,214

Investment Activity*:	IVBRA1	IVCPBI	IVDDI	OVAG	OVGI	OVGS	OVIG	OVSB
Reinvested dividends	$-	1,306	1,185	-	-	15,619	50,749	-

Net investment income (loss)	-	1,306	1,185	-	-	15,619	50,749	-

Realized gain (loss) on investments	(530,499)	-	(26)	(135,704)	-	(14,114)	(210,493)	(11,820)
Change in unrealized gain (loss) on investments	1,342,585	1,364	(1,382)	201,497	64	1,106,636	1,695,469	45,112

Net gain (loss) on investments	812,086	1,364	(1,408)	65,793	64	1,092,522	1,484,976	33,292

Reinvested capital gains	-	-	4,880	-	-	789,874	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$812,086	2,670	4,657	65,793	64	1,898,015	1,535,725	33,292

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	OVSC	WRASP	WRBDP	WRBP	WRCEP	WRDIV	WRENG	WRGNR
Reinvested dividends	$59,854	222,527	23,220	6,350	5,545	15,118	13,630	16,229

Net investment income (loss)	59,854	222,527	23,220	6,350	5,545	15,118	13,630	16,229

Realized gain (loss) on investments	16,722	(145,871)	(17,520)	(29,246)	14,387	(57,769)	5,190	12,353
Change in unrealized gain (loss) on investments	783,736	1,284,487	55,400	150,661	155,954	141,294	(2,342)	(16,836)

Net gain (loss) on investments	800,458	1,138,616	37,880	121,415	170,341	83,525	2,848	(4,483)

Reinvested capital gains	-	-	-	-	139,214	14,038	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$860,312	1,361,143	61,100	127,765	315,100	112,681	16,478	11,746

Investment Activity*:	WRGP	WRHIP	WRI2P	WRIP	WRLTBP	WRMCG	WRPAP	WRPCP
Reinvested dividends	$-	230,647	11,834	716	5,502	-	92,473	15,799

Net investment income (loss)	-	230,647	11,834	716	5,502	-	92,473	15,799

Realized gain (loss) on investments	(27,435)	(158,216)	(10,236)	1,838	(853)	(197,624)	(54,431)	(4,931)
Change in unrealized gain (loss) on investments	446,499	321,567	106,298	(17,497)	10,801	369,984	(33,234)	(3,437)

Net gain (loss) on investments	419,064	163,351	96,062	(15,659)	9,948	172,360	(87,665)	(8,368)

Reinvested capital gains	187,402	-	-	175,225	-	328,053	243,729	37,148

Net increase (decrease) in contract owners’ equity resulting from operations	$606,466	393,998	107,896	160,282	15,450	500,413	248,537	44,579

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	WRPMAP	WRPMAV	WRPMCP	WRPMCV	WRPMMV	WRPMP	WRRESP	WRSCP
Reinvested dividends	$545,037	23,605	32,693	31	14,616	311,864	5,599	-

Net investment income (loss)	545,037	23,605	32,693	31	14,616	311,864	5,599	-

Realized gain (loss) on investments	(122,275)	(6,368)	(4,431)	(16)	(3,711)	(139,460)	(506)	(76,249)
Change in unrealized gain (loss) on investments	(362,068)	(28,042)	(18,788)	(25)	(13,222)	(110,999)	(3,648)	36,786

Net gain (loss) on investments	(484,343)	(34,410)	(23,219)	(41)	(16,933)	(250,459)	(4,154)	(39,463)

Reinvested capital gains	1,348,142	75,607	79,746	97	43,642	756,270	25,842	189,837

Net increase (decrease) in contract owners’ equity resulting from operations	$1,408,836	64,802	89,220	87	41,325	817,675	27,287	150,374

Investment Activity*:	WRSCV	WRSTP	WRVP	JABIN	JACAS	JAEI	JAFBS	JAGSEI
Reinvested dividends	$742	-	8,775	126	5,579	11,737	718	408

Net investment income (loss)	742	-	8,775	126	5,579	11,737	718	408

Realized gain (loss) on investments	(21,730)	(12,668)	(381)	9	12,588	(26,753)	-	40
Change in unrealized gain (loss) on investments	39,735	704,415	(45,675)	613	1,422,713	654,662	906	7,532

Net gain (loss) on investments	18,005	691,747	(46,056)	622	1,435,301	627,909	906	7,572

Reinvested capital gains	36,525	138,244	84,897	-	-	457,514	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$55,272	829,991	47,616	748	1,440,880	1,097,160	1,624	7,980

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	JAGTS	JAIGS	JAMGS	JMCVIN	LVCLGI	SBVSG2	LOVBD	LOVTRC
Reinvested dividends	$-	39,804	11,170	93	-	-	27	602,646

Net investment income (loss)	-	39,804	11,170	93	-	-	27	602,646

Realized gain (loss) on investments	1,068,729	164,484	(23,431)	(4)	119	207	-	(65,216)
Change in unrealized gain (loss) on investments	17,558,509	92,458	958,621	733	1,264	4,181	(4)	216,926

Net gain (loss) on investments	18,627,238	256,942	935,190	729	1,383	4,388	(4)	151,710

Reinvested capital gains	-	-	757,104	144	48	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$18,627,238	296,746	1,703,464	966	1,431	4,388	23	754,356

Investment Activity*:	MFBIE	MFBOV	MFFCA	MFTCG	MMCGSC	MNDIC	MNDSC	MV2IGI
Reinvested dividends	$70,779	95,953	20,139	-	-	-	-	52

Net investment income (loss)	70,779	95,953	20,139	-	-	-	-	52

Realized gain (loss) on investments	18,211	1,150	(140,800)	(33,466)	17	(328,458)	-	111
Change in unrealized gain (loss) on investments	259,336	151,736	772,806	1,219,416	2,103	975,234	753	2,672

Net gain (loss) on investments	277,547	152,886	632,006	1,185,950	2,120	646,776	753	2,783

Reinvested capital gains	-	62,363	305,423	355,641	202	-	-	893

Net increase (decrease) in contract owners’ equity resulting from operations	$348,326	311,202	957,568	1,541,591	2,322	646,776	753	3,728

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	MV3LMS	MV3MVI	MVFIC	MVIGIC	MVIVIC	MVIVSC	MVUIC	MGRFV
Reinvested dividends	$2	47,357	363,025	54,773	82,248	268	38,179	6

Net investment income (loss)	2	47,357	363,025	54,773	82,248	268	38,179	6

Realized gain (loss) on investments	-	(30,486)	144,819	(14,109)	200,240	4,209	6,033	-
Change in unrealized gain (loss) on investments	171	264,521	(258,883)	457,034	728,384	91	(112,100)	(22)

Net gain (loss) on investments	171	234,035	(114,064)	442,925	928,624	4,300	(106,067)	(22)

Reinvested capital gains	-	89,813	1,525,896	156,195	854,645	4,288	59,076	23

Net increase (decrease) in contract owners’ equity resulting from operations	$173	371,205	1,774,857	653,893	1,865,517	8,856	(8,812)	7

Investment Activity*:	MSGI2	DTRTFB	DTRTFY	EIF	GBF	GEM	GIG	GVAAA2
Reinvested dividends	$532	34,586	654	70,478	60,548	246,898	26,422	-

Net investment income (loss)	532	34,586	654	70,478	60,548	246,898	26,422	-

Realized gain (loss) on investments	(2,731)	(25,492)	-	64	(166,089)	142,132	(23,670)	487,505
Change in unrealized gain (loss) on investments	2,024	42,012	829	49,964	206,046	230,657	177,131	1,432,176

Net gain (loss) on investments	(707)	16,520	829	50,028	39,957	372,789	153,461	1,919,681

Reinvested capital gains	3,306	-	-	301,947	-	-	-	7,209,178

Net increase (decrease) in contract owners’ equity resulting from operations	$3,131	51,106	1,483	422,453	100,505	619,687	179,883	9,128,859

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1	GVEXD
Reinvested dividends	$-	-	-	-	-	-	2,658,179	14,453

Net investment income (loss)	-	-	-	-	-	-	2,658,179	14,453

Realized gain (loss) on investments	(9,000)	167,431	73,886	430,547	(167,829)	(7,544)	(5,340,661)	(7,621)
Change in unrealized gain (loss) on investments	55,844	545,193	444,086	1,653,944	1,525,391	61,559	43,702,553	147,053

Net gain (loss) on investments	46,844	712,624	517,972	2,084,491	1,357,562	54,015	38,361,892	139,432

Reinvested capital gains	-	722,769	376,851	1,106,866	94,071	-	230,876	1,350

Net increase (decrease) in contract owners’ equity resulting from operations	$46,844	1,435,393	894,823	3,191,357	1,451,633	54,015	41,250,947	155,235

Investment Activity*:	GVIDA	GVIDC	GVIDM	GVIX2	GVIXY	HIBF	IDPG	IDPGI
Reinvested dividends	$-	-	-	59,862	3,630	232,341	-	-

Net investment income (loss)	-	-	-	59,862	3,630	232,341	-	-

Realized gain (loss) on investments	(50,738)	(3,229)	(235,273)	(7,159)	297	(46,774)	(19,687)	(40,680)
Change in unrealized gain (loss) on investments	370,201	41,340	846,244	371,961	8,787	280,364	647,350	254,387

Net gain (loss) on investments	319,463	38,111	610,971	364,802	9,084	233,590	627,663	213,707

Reinvested capital gains	22,076	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$341,539	38,111	610,971	424,664	12,714	465,931	627,663	213,707

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	MCIF	MCIFD	MSBF	NCPG	NCPGI	NJMMAY	NVAMV1	NVAMVX
Reinvested dividends	$265,278	403	128,679	-	-	8,753	64,221	79,359

Net investment income (loss)	265,278	403	128,679	-	-	8,753	64,221	79,359

Realized gain (loss) on investments	(93,102)	346	(19,712)	37,727	10,475	(4,868)	4,020	122,569
Change in unrealized gain (loss) on investments	1,827,049	512	(44,290)	728,221	701,922	16,341	41,813	(77,457)

Net gain (loss) on investments	1,733,947	858	(64,002)	765,948	712,397	11,473	45,833	45,112

Reinvested capital gains	1,069,838	1,153	123,217	119,976	-	-	206,760	235,391

Net increase (decrease) in contract owners’ equity resulting from operations	$3,069,063	2,414	187,894	885,924	712,397	20,226	316,814	359,862

Investment Activity*:	NVBX	NVBXD	NVCBD1	NVCCA1	NVCCAY	NVCCN1	NVCCNY	NVCMA1
Reinvested dividends	$175,383	1,556	85,201	-	-	-	-	-

Net investment income (loss)	175,383	1,556	85,201	-	-	-	-	-

Realized gain (loss) on investments	(93,482)	(203)	(42,999)	(39,035)	122	(2,337)	1	(425,567)
Change in unrealized gain (loss) on investments	232,846	1,161	95,480	2,671,962	43,460	203,613	27	7,731,722

Net gain (loss) on investments	139,364	958	52,481	2,632,927	43,582	201,276	28	7,306,155

Reinvested capital gains	-	-	-	2,365,898	-	64,413	-	4,576,077

Net increase (decrease) in contract owners’ equity resulting from operations	$314,747	2,514	137,682	4,998,825	43,582	265,689	28	11,882,232

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	NVCMAY	NVCMC1	NVCMD1	NVCMDY	NVCRA1	NVCRAY	NVCRB1	NVCRBY
Reinvested dividends	$-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	-	-	-	-	-

Realized gain (loss) on investments	1	(9,017)	(267,592)	1	274,064	4	(95,786)	1
Change in unrealized gain (loss) on investments	31	248,338	2,863,218	29	5,282,371	37	1,181,688	29

Net gain (loss) on investments	32	239,321	2,595,626	30	5,556,435	41	1,085,902	30

Reinvested capital gains	-	187,896	2,241,957	-	2,780,137	-	706,577	-

Net increase (decrease) in contract owners’ equity resulting from operations	$32	427,217	4,837,583	30	8,336,572	41	1,792,479	30

Investment Activity*:	NVDBL2	NVDBLP	NVDCA2	NVDCAP	NVDMAP	NVDMCP	NVFIII	NVFIY
Reinvested dividends	$-	-	-	-	-	-	19,950	2,534

Net investment income (loss)	-	-	-	-	-	-	19,950	2,534

Realized gain (loss) on investments	(3,714)	(580,056)	(60)	(701,681)	(2,748,321)	(110,199)	(28,319)	(7)
Change in unrealized gain (loss) on investments	53,998	1,847,349	454	2,779,172	17,771,865	357,079	44,346	1,474

Net gain (loss) on investments	50,284	1,267,293	394	2,077,491	15,023,544	246,880	16,027	1,467

Reinvested capital gains	-	-	3	12,861	1,058,544	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$50,284	1,267,293	397	2,090,352	16,082,088	246,880	35,977	4,001

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	NVGEII	NVGEY	NVIDAP	NVIDCP	NVIDMP	NVIE6	NVIX	NVLCP1
Reinvested dividends	$14,315	3,064	-	-	-	2,146	280,877	666,614

Net investment income (loss)	14,315	3,064	-	-	-	2,146	280,877	666,614

Realized gain (loss) on investments	7,850	2,000	(619,604)	(20,038)	(947,045)	833	(22,823)	(355,002)
Change in unrealized gain (loss) on investments	129,800	16,096	7,352,412	297,257	5,103,722	12,900	1,418,281	952,684

Net gain (loss) on investments	137,650	18,096	6,732,808	277,219	4,156,677	13,733	1,395,458	597,682

Reinvested capital gains	-	-	456,580	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$151,965	21,160	7,189,388	277,219	4,156,677	15,879	1,676,335	1,264,296

Investment Activity*:	NVMIG1	NVMIVX	NVMLG1	NVMM2	NVMMG1	NVMMG2	NVMMV1	NVMMV2
Reinvested dividends	$53,893	109,830	344,405	14,876	-	-	135,782	7,850

Net investment income (loss)	53,893	109,830	344,405	14,876	-	-	135,782	7,850

Realized gain (loss) on investments	(73,052)	37,195	(325,135)	-	(437,527)	(110)	(192,133)	(5,383)
Change in unrealized gain (loss) on investments	429,379	442,954	1,615,113	-	1,491,742	168	(454,403)	(35,545)

Net gain (loss) on investments	356,327	480,149	1,289,978	-	1,054,215	58	(646,536)	(40,928)

Reinvested capital gains	-	-	332,622	-	-	-	1,229,519	76,105

Net increase (decrease) in contract owners’ equity resulting from operations	$410,220	589,979	1,967,005	14,876	1,054,215	58	718,765	43,027

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	NVNMO1	NVNSR2	NVOLG1	NVRE1	NVSIX2	NVSIXD	NVSTB1	NVSTB2
Reinvested dividends	$4,953	5,217	392,074	363,957	205,095	4,753	178,642	1,498

Net investment income (loss)	4,953	5,217	392,074	363,957	205,095	4,753	178,642	1,498

Realized gain (loss) on investments	(67)	(10,621)	(186,658)	66,355	16,337	9	(91,335)	(146)
Change in unrealized gain (loss) on investments	125,958	130,222	5,424,723	1,148,596	2,394,792	32,836	192,367	949

Net gain (loss) on investments	125,891	119,601	5,238,065	1,214,951	2,411,129	32,845	101,032	803

Reinvested capital gains	70,150	200,801	-	351,619	104,924	1,265	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$200,994	325,619	5,630,139	1,930,527	2,721,148	38,863	279,674	2,301

Investment Activity*:	NVTIV3	SAM	SAM5	SAMY	SCF	SCGF	SCVF	TRF
Reinvested dividends	$13,218	63,483	1,648,788	113,132	14,797	-	19,241	124,435

Net investment income (loss)	13,218	63,483	1,648,788	113,132	14,797	-	19,241	124,435

Realized gain (loss) on investments	1,341	-	-	-	(76,427)	(667,784)	(291,526)	70,303
Change in unrealized gain (loss) on investments	64,137	-	-	-	433,266	2,118,593	815,915	(370,480)

Net gain (loss) on investments	65,478	-	-	-	356,839	1,450,809	524,389	(300,177)

Reinvested capital gains	-	-	4	-	17,224	-	210,253	897,332

Net increase (decrease) in contract owners’ equity resulting from operations	$78,696	63,483	1,648,792	113,132	388,860	1,450,809	753,883	721,590

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	AMMCGS	AMSRS	AMTB	NOTAG1	NOTAG2	NOTB3	NOTBE2	NOTC2
Reinvested dividends	$-	526	22,176	-	-	3,736	-	-
Mortality and expense risk charges (note 3)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	526	22,176	-	-	3,736	-	-

Realized gain (loss) on investments	(42)	1,590	(12,477)	1	-	(291,341)	1	1
Change in unrealized gain (loss) on investments	10,794	31,528	20,604	-	(8)	472,429	26	23

Net gain (loss) on investments	10,752	33,118	8,127	1	(8)	181,088	27	24

Reinvested capital gains	-	2,481	-	-	-	10,248	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,752	36,125	30,303	1	(8)	195,072	27	24

Investment Activity*:	NOTG3	NOTGR1	NOTGR2	NOTMD1	NOTMD2	NOTMG3	PMVAAA	PMVFBA
Reinvested dividends	$15,374	-	-	-	-	10,514	19,258	18,998
Mortality and expense risk charges (note 3)	-	-	-	-	-	-	-	-

Net investment income (loss)	15,374	-	-	-	-	10,514	19,258	18,998

Realized gain (loss) on investments	(312,052)	1	-	1	1	(703,245)	(26,900)	(52,349)
Change in unrealized gain (loss) on investments	714,831	-	7	-	29	981,809	57,648	80,968

Net gain (loss) on investments	402,779	1	7	1	30	278,564	30,748	28,619

Reinvested capital gains	6,164	-	-	-	-	9,056	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$424,317	1	7	1	30	298,134	50,006	47,617

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	PMVHYA	PMVID	PMVLDA	PMVRRA	PMVRSA	PMVTRA	PVGCBA	PVSTA
Reinvested dividends	-	1,773	176,703	1,203	963,656	2,896	71	18,620
Mortality and expense risk charges (note 3)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	1,773	176,703	1,203	963,656	2,896	71	18,620

Realized gain (loss) on investments	-	(4)	(45,766)	(73)	(49,805)	(96)	-	333
Change in unrealized gain (loss) on investments	1	874	106,467	619	(1,392,319)	1,464	145	4,388

Net gain (loss) on investments	1	870	60,701	546	(1,442,124)	1,368	145	4,721

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1	2,643	237,404	1,749	(478,468)	4,264	216	23,341

Investment Activity*:	PVEIIA	PVIVIA	PVNOB	ROCMC	TRBCG2	TREI2	TRHS2	TRHSP
Reinvested dividends	112,063	11,063	-	-	-	16	-	-
Mortality and expense risk charges (note 3)	-	-	-	-	-	-	-	-

Net investment income (loss)	112,063	11,063	-	-	-	16	-	-

Realized gain (loss) on investments	20,522	(649)	12	9	-	4	19,801	395,765
Change in unrealized gain (loss) on investments	473,892	100,989	1,301	168	282	29	(29,542)	(617,898)

Net gain (loss) on investments	494,414	100,340	1,313	177	282	33	(9,741)	(222,133)

Reinvested capital gains	282,370	-	-	-	-	50	41,854	1,682,714

Net increase (decrease) in contract owners’ equity resulting from operations	888,847	111,403	1,313	177	282	99	32,113	1,460,581

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	TRMCG2	VWEM	VWHA	VVB	VVCG	VVDV	VVEI	VVEIX
Reinvested dividends	-	135	110,350	257	978	411	3,459	1,373
Mortality and expense risk charges (note 3)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	135	110,350	257	978	411	3,459	1,373

Realized gain (loss) on investments	(33)	(4)	385,087	(282)	1,304	367	(176)	667
Change in unrealized gain (loss) on investments	4,995	156	(643,720)	25,787	46,677	7,245	10,090	36,924

Net gain (loss) on investments	4,962	152	(258,633)	25,505	47,981	7,612	9,914	37,591

Reinvested capital gains	12,487	-	-	498	4,711	1,563	6,763	3,040

Net increase (decrease) in contract owners’ equity resulting from operations	17,449	287	(148,283)	26,260	53,670	9,586	20,136	42,004

Investment Activity*:	VVG	VVGBI	VVHGB	VVHYB	VVI	VVMA	VVMCI	VVREI
Reinvested dividends	155	42	7,757	867	1,216	-	2,647	4,632
Mortality and expense risk charges (note 3)	-	-	-	-	-	-	-	-

Net investment income (loss)	155	42	7,757	867	1,216	-	2,647	4,632

Realized gain (loss) on investments	791	13	636	11	3,819	6,969	63	(540)
Change in unrealized gain (loss) on investments	26,836	207	28,448	2,160	2,161	5,708	28,052	14,652

Net gain (loss) on investments	27,627	220	29,084	2,171	5,980	12,677	28,115	14,112

Reinvested capital gains	-	4	-	-	2,622	-	3,322	8,739

Net increase (decrease) in contract owners’ equity resulting from operations	27,782	266	36,841	3,038	9,818	12,677	34,084	27,483

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	VVSTC	VVTISI	VVTSM	VRVDRA	VRVDRI
Reinvested dividends	508	16,361	8,165	72	39,379
Mortality and expense risk charges (note 3)	-	-	-	-	-

Net investment income (loss)	508	16,361	8,165	72	39,379

Realized gain (loss) on investments	2,165	8,672	8,463	(321)	(27,315)
Change in unrealized gain (loss) on investments	3,129	54,818	153,289	80	141,326

Net gain (loss) on investments	5,294	63,490	161,752	(241)	114,011

Reinvested capital gains	-	6,851	39,795	28	16,392

Net increase (decrease) in contract owners’ equity resulting from operations	5,802	86,702	209,712	(141)	169,782

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ABTGB		ALVDAA		ALVGIA		ALVIVB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	931	2,790	-	-	1,973	8,648
Realized gain (loss) on investments	731	-	(4,360)	(1,042)	(1)	-	13,717	(5,121)
Change in unrealized gain (loss) on investments	110	-	17,216	(52,823)	211	-	15,048	(42,643)
Reinvested capital gains	-	-	-	30,391	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	841	-	13,787	(20,684)	210	-	30,738	(39,116)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,445	-	14,594	15,501	-	-	35,511	7,936
Transfers between funds	(511)	-	(1,345)	5,396	3,877	-	57,123	6,422
Surrenders (notes 2, 3, 4, 5 and 6)	(452)	-	(9,449)	(8,176)	(12)	-	(26,758)	(42,068)
Adjustments to maintain reserves	-	-	15	46	-	-	4	4

Net equity transactions	1,482	-	3,815	12,767	3,865	-	65,880	(27,706)

Net change in contract owners’ equity	2,323	-	17,602	(7,917)	4,075	-	96,618	(66,822)
Contract owners’ equity at beginning of period	-	-	99,428	107,345	-	-	192,878	259,700

Contract owners’ equity at end of period	$2,323	-	117,030	99,428	4,075	-	289,496	192,878

CHANGE IN UNITS:
Beginning units	-	-	6,977	6,143	-	-	21,884	25,401
Units purchased	1,385	-	1,056	1,601	376	-	17,852	2,352
Units surrendered	(1,176)	-	(810)	(767)	(1)	-	(11,132)	(5,869)

Ending units	209	-	7,223	6,977	375	-	28,604	21,884

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ALVSVA		ALVSVB		APTGBS		ALCAI2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$49,647	51,793	-	-	37	-	-	-
Realized gain (loss) on investments	(86,171)	17,590	-	-	(7)	-	(37)	-
Change in unrealized gain (loss) on investments	404,179	(1,601,642)	209	-	210	-	589	(93)
Reinvested capital gains	390,999	698,412	-	-	-	-	-	18

Net increase (decrease) in contract owners’ equity resulting from operations	758,654	(833,847)	209	-	240	-	552	(75)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	304,738	278,282	-	-	1,741	-	-	422
Transfers between funds	(10,260)	45,917	3,039	-	19,461	-	3,947	(143)
Surrenders (notes 2, 3, 4, 5 and 6)	(346,692)	(329,237)	-	-	(60)	-	(272)	-
Adjustments to maintain reserves	60	1,479	-	-	-	-	(2)	1

Net equity transactions	(52,154)	(3,559)	3,039	-	21,142	-	3,673	280

Net change in contract owners’ equity	706,500	(837,406)	3,248	-	21,382	-	4,225	205
Contract owners’ equity at beginning of period	4,402,896	5,240,302	-	-	-	-	205	-

Contract owners’ equity at end of period	$5,109,396	4,402,896	3,248	-	21,382	-	4,430	205

CHANGE IN UNITS:
Beginning units	146,094	146,705	-	-	-	-	34	-
Units purchased	16,854	14,682	336	-	2,052	-	516	68
Units surrendered	(18,267)	(15,293)	-	-	(19)	-	(36)	(34)

Ending units	144,681	146,094	336	-	2,033	-	514	34

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	WFVSCG		AAEIP3		ACVIP1		ACVIP2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	35	-	398,154	592,146	15,705	24,723
Realized gain (loss) on investments	(106,141)	(14,161)	-	-	(99,485)	10,947	(6,483)	(7,692)
Change in unrealized gain (loss) on investments	167,430	(1,051,855)	(64)	-	87,385	(2,256,440)	6,552	(86,518)
Reinvested capital gains	-	286,415	13	-	-	61,090	-	2,640

Net increase (decrease) in contract owners’ equity resulting from operations	61,289	(779,601)	(16)	-	386,054	(1,592,257)	15,774	(66,847)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	53,429	44,710	-	-	786,416	921,853	6,982	8,141
Transfers between funds	(43,392)	70,506	1,216	-	57,412	(71,488)	(2,986)	75,608
Surrenders (notes 2, 3, 4, 5 and 6)	(53,591)	(105,933)	-	-	(822,082)	(748,495)	(14,845)	(10,817)
Adjustments to maintain reserves	(194)	1,941	(1)	-	2,807	4,167	(1)	6

Net equity transactions	(43,748)	11,224	1,215	-	24,553	106,037	(10,850)	72,938

Net change in contract owners’ equity	17,541	(768,377)	1,199	-	410,607	(1,486,220)	4,924	6,091
Contract owners’ equity at beginning of period	1,487,565	2,255,942	-	-	10,711,827	12,198,047	473,481	467,390

Contract owners’ equity at end of period	$1,505,106	1,487,565	1,199	-	11,122,434	10,711,827	478,405	473,481

CHANGE IN UNITS:
Beginning units	31,585	31,412	-	-	934,843	927,477	28,664	24,595
Units purchased	3,868	2,630	97	-	156,521	106,937	898	7,380
Units surrendered	(4,756)	(2,457)	-	-	(154,419)	(99,571)	(1,552)	(3,311)

Ending units	30,697	31,585	97	-	936,945	934,843	28,010	28,664

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ACVMV1		AFGF		AMVAA2		AMVBC4
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$88,918	88,544	-	-	-	-	28,070	7,889
Realized gain (loss) on investments	(8,701)	95,858	-	-	2	-	4,986	(217)
Change in unrealized gain (loss) on investments	(295,663)	(774,104)	-	-	(64)	-	175,386	(3,794)
Reinvested capital gains	435,487	529,484	-	-	-	-	7,920	-

Net increase (decrease) in contract owners’ equity resulting from operations	220,041	(60,218)	-	-	(62)	-	216,362	3,878

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	131,503	138,162	9,341	-	36,200	-	978,293	376,231
Transfers between funds	(115,718)	(101,054)	-	-	-	-	395,903	256,431
Surrenders (notes 2, 3, 4, 5 and 6)	(191,755)	(302,993)	(67)	-	(851)	-	(90,671)	(16,961)
Adjustments to maintain reserves	(519)	2,845	(1)	-	-	-	(484)	40

Net equity transactions	(176,489)	(263,040)	9,273	-	35,349	-	1,283,041	615,741

Net change in contract owners’ equity	43,552	(323,258)	9,273	-	35,287	-	1,499,403	619,619
Contract owners’ equity at beginning of period	3,833,490	4,156,748	-	-	-	-	619,619	-

Contract owners’ equity at end of period	$3,877,042	3,833,490	9,273	-	35,287	-	2,119,022	619,619

CHANGE IN UNITS:
Beginning units	74,856	80,200	-	-	-	-	65,727	-
Units purchased	6,060	5,837	827	-	3,328	-	142,320	67,105
Units surrendered	(9,585)	(11,181)	(6)	-	(79)	-	(15,883)	(1,378)

Ending units	71,331	74,856	821	-	3,249	-	192,164	65,727

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMVBD4		AMVGI1		AMVGI4		AMVGR4
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$762	-	-	-	818	173	35	-
Realized gain (loss) on investments	61	1	-	-	41	-	2,416	17
Change in unrealized gain (loss) on investments	439	(14)	-	-	10,120	1,074	7,231	(19)
Reinvested capital gains	-	-	-	-	2,255	-	195	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,262	(13)	-	-	13,234	1,247	9,877	(2)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,247	796	4,688	-	31,899	-	50,352	770
Transfers between funds	9,749	304	-	-	37,398	18,062	3,406	304
Surrenders (notes 2, 3, 4, 5 and 6)	(50)	-	(34)	-	(132)	-	(32)	-
Adjustments to maintain reserves	2	(2)	-	-	5	(4)	(1)	(1)

Net equity transactions	13,948	1,098	4,654	-	69,170	18,058	53,725	1,073

Net change in contract owners’ equity	15,210	1,085	4,654	-	82,404	19,305	63,602	1,071
Contract owners’ equity at beginning of period	1,085	-	-	-	19,305	-	1,071	-

Contract owners’ equity at end of period	$16,295	1,085	4,654	-	101,709	19,305	64,673	1,071

CHANGE IN UNITS:
Beginning units	125	-	-	-	2,297	-	159	-
Units purchased	2,921	125	423	-	7,363	2,297	8,151	159
Units surrendered	(1,253)	-	(3)	-	(42)	-	(1,360)	-

Ending units	1,793	125	420	-	9,618	2,297	6,950	159

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMVGS4		AMVGV2		AMVI4		AMVNW2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$4	-	2,313	-	1,006	-	55,806	41,066
Realized gain (loss) on investments	(8)	-	(40)	-	547	16	1,101	1,950
Change in unrealized gain (loss) on investments	4,397	-	261	-	6,288	(14)	472,772	(782,142)
Reinvested capital gains	-	-	-	-	-	-	-	255,244

Net increase (decrease) in contract owners’ equity resulting from operations	4,393	-	2,534	-	7,841	2	529,679	(483,882)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	28,281	-	13,024	-	5,552	778	816,368	1,031,700
Transfers between funds	21,190	-	60,997	-	75,882	304	(36,198)	774,363
Surrenders (notes 2, 3, 4, 5 and 6)	(1,523)	-	(1,112)	-	(247)	-	(301,720)	(220,959)
Adjustments to maintain reserves	-	-	1	-	(1)	2	(612)	(416)

Net equity transactions	47,948	-	72,910	-	81,186	1,084	477,838	1,584,688

Net change in contract owners’ equity	52,341	-	75,444	-	89,027	1,086	1,007,517	1,100,806
Contract owners’ equity at beginning of period	-	-	-	-	1,086	-	3,122,188	2,021,382

Contract owners’ equity at end of period	$52,341	-	75,444	-	90,113	1,086	4,129,705	3,122,188

CHANGE IN UNITS:
Beginning units	-	-	-	-	144	-	253,611	127,914
Units purchased	7,190	-	7,611	-	11,713	144	70,335	146,849
Units surrendered	(217)	-	(115)	-	(1,513)	-	(34,753)	(21,152)

Ending units	6,973	-	7,496	-	10,344	144	289,193	253,611

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMVNW4		AMVWM1		PIVB2		PIVMV2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$3,382	55	-	-	196	-	1,520	-
Realized gain (loss) on investments	53	27	-	-	-	-	2	-
Change in unrealized gain (loss) on investments	11,138	270	-	-	28	-	(2,858)	846
Reinvested capital gains	-	-	-	-	-	-	10,230	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,573	352	-	-	224	-	8,894	846

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	32,653	7,469	4,757	-	-	-	16,211	-
Transfers between funds	269,954	5,056	-	-	7,004	-	103,383	9,031
Surrenders (notes 2, 3, 4, 5 and 6)	(555)	(2)	(51)	-	(5)	-	(318)	-
Adjustments to maintain reserves	(68)	1	-	-	(1)	-	(2)	3

Net equity transactions	301,984	12,524	4,706	-	6,998	-	119,274	9,034

Net change in contract owners’ equity	316,557	12,876	4,706	-	7,222	-	128,168	9,880
Contract owners’ equity at beginning of period	12,876	-	-	-	-	-	9,880	-

Contract owners’ equity at end of period	$329,433	12,876	4,706	-	7,222	-	138,048	9,880

CHANGE IN UNITS:
Beginning units	1,713	-	-	-	-	-	1,035	-
Units purchased	36,325	1,713	435	-	796	-	11,906	1,035
Units surrendered	(148)	-	(4)	-	-	-	(52)	-

Ending units	37,890	1,713	431	-	796	-	12,889	1,035

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PIVSI2		BRVGA1		BRVHY3		BRVHYI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$125	-	310,935	-	13,814	196	300,587	216,434
Realized gain (loss) on investments	-	-	(11,014)	(55,826)	(650)	(19)	(132,110)	(11,296)
Change in unrealized gain (loss) on investments	47	-	1,360,578	(2,596,556)	13,428	(494)	405,664	(643,249)
Reinvested capital gains	-	-	-	172,238	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	172	-	1,660,499	(2,480,144)	26,592	(317)	574,141	(438,111)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,478	-	979,322	1,148,916	16,857	-	808,905	1,041,772
Transfers between funds	173	-	(138,900)	(267,530)	275,047	5,618	25,468	273,229
Surrenders (notes 2, 3, 4, 5 and 6)	-	-	(801,484)	(1,040,778)	(1,114)	(9)	(1,240,283)	(303,387)
Adjustments to maintain reserves	-	-	1,127	7,275	1,575	27	1,444	8,723

Net equity transactions	3,651	-	40,065	(152,117)	292,365	5,636	(404,466)	1,020,337

Net change in contract owners’ equity	3,823	-	1,700,564	(2,632,261)	318,957	5,319	169,675	582,226
Contract owners’ equity at beginning of period	-	-	12,913,989	15,546,250	5,319	-	4,505,954	3,923,728

Contract owners’ equity at end of period	$3,823	-	14,614,553	12,913,989	324,276	5,319	4,675,629	4,505,954

CHANGE IN UNITS:
Beginning units	-	-	764,997	774,880	594	-	383,258	299,196
Units purchased	407	-	70,626	76,378	31,888	615	90,740	120,358
Units surrendered	-	-	(68,320)	(86,261)	(417)	(21)	(122,708)	(36,296)

Ending units	407	-	767,303	764,997	32,065	594	351,290	383,258

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	BRVTR1		BRVTR3		MLVGA2		MLVGA3
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	841	64	29,306	-	73	-
Realized gain (loss) on investments	-	-	(2)	(1)	(15,178)	(11,478)	(318)	(50)
Change in unrealized gain (loss) on investments	-	-	1,862	(385)	154,831	(282,395)	123	-
Reinvested capital gains	-	-	-	1	-	18,945	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	2,701	(321)	168,959	(274,928)	(122)	(50)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	32	-	54,651	266	3,910	3,315	11,595	50
Transfers between funds	-	-	1,387	5,942	(6,596)	23,780	(3,376)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(8)	-	(18)	(7)	(100,815)	(63,382)	(2)	-
Adjustments to maintain reserves	(1)	-	176	12	(11)	(1)	(1)	-

Net equity transactions	23	-	56,196	6,213	(103,512)	(36,288)	8,216	50

Net change in contract owners’ equity	23	-	58,897	5,892	65,447	(311,216)	8,094	-
Contract owners’ equity at beginning of period	-	-	5,892	-	1,404,832	1,716,048	-	-

Contract owners’ equity at end of period	$23	-	64,789	5,892	1,470,279	1,404,832	8,094	-

CHANGE IN UNITS:
Beginning units	-	-	692	-	61,279	62,887	-	-
Units purchased	3	-	6,527	693	165	1,854	2,250	-
Units surrendered	(1)	-	(1)	(1)	(4,485)	(3,462)	(1,380)	-

Ending units	2	-	7,218	692	56,959	61,279	870	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DCAP		DSIF		DVSCS		CLSCV1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$2	-	306,286	276,850	54,682	49,578	-	-
Realized gain (loss) on investments	-	-	373,803	505,272	5,504	69,161	-	-
Change in unrealized gain (loss) on investments	32	-	3,449,037	(6,942,403)	416,826	(1,815,089)	-	-
Reinvested capital gains	-	-	767,759	1,762,364	285,458	663,867	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34	-	4,896,885	(4,397,917)	762,470	(1,032,483)	-	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,099	2,546	494,921	545,656	170,874	188,494	2,337	-
Transfers between funds	-	47	691,673	(504,841)	(50,936)	(112,104)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	-	(4,692)	(914,563)	(1,013,642)	(293,420)	(264,458)	(21)	-
Adjustments to maintain reserves	(2,133)	2,099	(1,192)	12,330	(983)	2,926	-	-

Net equity transactions	(34)	-	270,839	(960,497)	(174,465)	(185,142)	2,316	-

Net change in contract owners’ equity	-	-	5,167,724	(5,358,414)	588,005	(1,217,625)	2,316	-
Contract owners’ equity at beginning of period	-	-	19,018,438	24,376,852	5,017,625	6,235,250	-	-

Contract owners’ equity at end of period	$-	-	24,186,162	19,018,438	5,605,630	5,017,625	2,316	-

CHANGE IN UNITS:
Beginning units	-	-	431,074	451,317	119,301	123,569	-	-
Units purchased	-	-	35,413	15,292	8,496	5,626	203	-
Units surrendered	-	-	(31,153)	(35,535)	(12,288)	(9,894)	(2)	-

Ending units	-	-	435,334	431,074	115,509	119,301	201	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	CLVGT2		CSCRS		DWVSVS		DFVEA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	12,570	11,086	9,470	2,397
Realized gain (loss) on investments	(57)	(11)	-	-	(27,949)	24,269	1,610	-
Change in unrealized gain (loss) on investments	7,398	(118)	(11)	-	110,257	(495,246)	37,595	(1,004)
Reinvested capital gains	1,597	95	-	-	84,254	147,795	9,445	3,516

Net increase (decrease) in contract owners’ equity resulting from operations	8,938	(34)	(11)	-	179,132	(312,096)	58,120	4,909

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,468	-	1,616	-	137,606	115,523	428,533	127,925
Transfers between funds	42,353	358	387	-	(108,436)	(200,531)	148,179	203
Surrenders (notes 2, 3, 4, 5 and 6)	(409)	(32)	-	-	(101,960)	(95,198)	(458)	(5)
Adjustments to maintain reserves	(234)	-	-	-	62	440	(4)	4

Net equity transactions	43,178	326	2,003	-	(72,728)	(179,766)	576,250	128,127

Net change in contract owners’ equity	52,116	292	1,992	-	106,404	(491,862)	634,370	133,036
Contract owners’ equity at beginning of period	292	-	-	-	2,105,537	2,597,399	133,036	-

Contract owners’ equity at end of period	$52,408	292	1,992	-	2,211,941	2,105,537	767,406	133,036

CHANGE IN UNITS:
Beginning units	41	-	-	-	96,711	104,562	15,408	-
Units purchased	5,089	48	194	-	9,144	8,754	72,374	15,408
Units surrendered	(58)	(7)	-	-	(12,727)	(16,605)	(13,805)	-

Ending units	5,072	41	194	-	93,128	96,711	73,977	15,408

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DFVGB		DFVGMI		DFVIPS		DFVIS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$916,514	340,592	166,863	65,925	225,665	430,265	1,003,143	759,473
Realized gain (loss) on investments	(190,843)	(200,727)	22,358	379,148	(46,436)	31,164	84,655	(24,020)
Change in unrealized gain (loss) on investments	398,356	(1,563,967)	513,876	(868,063)	40,371	(1,047,360)	3,061,461	(6,531,068)
Reinvested capital gains	-	-	67,904	64,339	-	-	-	517,049

Net increase (decrease) in contract owners’ equity resulting from operations	1,124,027	(1,424,102)	771,001	(358,651)	219,600	(585,931)	4,149,259	(5,278,566)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,499,870	2,417,511	1,676,764	1,256,479	731,850	1,033,272	4,009,298	3,689,129
Transfers between funds	648,457	(842,554)	67,530	(1,747,131)	248,094	470,348	(945,544)	2,922,414
Surrenders (notes 2, 3, 4, 5 and 6)	(1,669,409)	(1,163,860)	(353,175)	(276,485)	(366,766)	(251,209)	(2,160,291)	(1,943,873)
Adjustments to maintain reserves	6,361	5,575	146	384	371	(573)	(3,284)	6,390

Net equity transactions	1,485,279	416,672	1,391,265	(766,753)	613,549	1,251,838	900,179	4,674,060

Net change in contract owners’ equity	2,609,306	(1,007,430)	2,162,266	(1,125,404)	833,149	665,907	5,049,438	(604,506)
Contract owners’ equity at beginning of period	21,115,329	22,122,759	4,413,949	5,539,353	5,064,622	4,398,715	28,827,358	29,431,864

Contract owners’ equity at end of period	$23,724,635	21,115,329	6,576,215	4,413,949	5,897,771	5,064,622	33,876,796	28,827,358

CHANGE IN UNITS:
Beginning units	1,904,466	1,868,950	324,979	363,149	444,633	338,091	1,528,029	1,284,823
Units purchased	450,331	260,224	129,473	126,739	126,199	146,659	273,453	372,993
Units surrendered	(317,910)	(224,708)	(32,416)	(164,909)	(73,062)	(40,117)	(227,854)	(129,787)

Ending units	2,036,887	1,904,466	422,036	324,979	497,770	444,633	1,573,628	1,528,029

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DFVIV		DFVSTF		DFVULV		DFVUTV
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,819,293	1,300,215	802,047	249,925	1,035,933	923,741	560,814	405,352
Realized gain (loss) on investments	570,668	255,836	(1,383)	(47,920)	851,306	675,702	273,153	247,449
Change in unrealized gain (loss) on investments	3,218,045	(2,769,322)	209,923	(446,768)	2,238,201	(4,082,448)	3,302,856	(4,327,018)
Reinvested capital gains	363,068	361,328	-	-	631,372	499,287	2,495,513	2,401,040

Net increase (decrease) in contract owners’ equity resulting from operations	5,971,074	(851,943)	1,010,587	(244,763)	4,756,812	(1,983,718)	6,632,336	(1,273,177)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	5,895,208	4,717,598	2,179,541	2,224,207	5,628,112	4,782,245	4,838,588	4,077,973
Transfers between funds	(1,331,017)	(199,454)	513,178	(1,757,184)	842,046	(832,556)	513,133	(1,013,088)
Surrenders (notes 2, 3, 4, 5 and 6)	(2,929,393)	(2,208,617)	(1,545,983)	(1,572,795)	(3,048,009)	(2,524,089)	(2,397,577)	(2,106,347)
Adjustments to maintain reserves	(2,181)	4,837	7,659	5,073	4,233	7,393	(298)	(3,663)

Net equity transactions	1,632,617	2,314,364	1,154,395	(1,100,699)	3,426,382	1,432,993	2,953,846	954,875

Net change in contract owners’ equity	7,603,691	1,462,421	2,164,982	(1,345,462)	8,183,194	(550,725)	9,586,182	(318,302)
Contract owners’ equity at beginning of period	33,048,578	31,586,157	19,274,085	20,619,547	41,157,601	41,708,326	30,574,058	30,892,360

Contract owners’ equity at end of period	$40,652,269	33,048,578	21,439,067	19,274,085	49,340,795	41,157,601	40,160,240	30,574,058

CHANGE IN UNITS:
Beginning units	1,959,189	1,807,763	1,812,290	1,916,380	1,364,540	1,315,343	986,579	954,848
Units purchased	419,442	319,360	397,283	251,406	285,651	182,306	253,085	154,000
Units surrendered	(333,858)	(167,934)	(289,369)	(355,496)	(175,416)	(133,109)	(160,035)	(122,269)

Ending units	2,044,773	1,959,189	1,920,204	1,812,290	1,474,775	1,364,540	1,079,629	986,579

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DSGIBA		DSVCGA		ETVFR		FQB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$228,119	145,413	3,249	2,658	-	1	15,787	15,211
Realized gain (loss) on investments	(82,695)	(13,749)	10,132	17,452	-	-	(4,944)	(3,624)
Change in unrealized gain (loss) on investments	928,268	(1,386,376)	1,273,502	(1,621,326)	-	-	24,364	(79,387)
Reinvested capital gains	-	421,882	178,845	468,339	-	-	-	9,041

Net increase (decrease) in contract owners’ equity resulting from operations	1,073,692	(832,830)	1,465,728	(1,132,877)	-	1	35,207	(58,759)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,669,484	2,366,170	1,510,789	1,692,740	-	696	36,922	39,109
Transfers between funds	(227,580)	106,090	44,190	22,508	-	(694)	(39,943)	79,732
Surrenders (notes 2, 3, 4, 5 and 6)	(729,339)	(484,163)	(536,396)	(403,356)	-	(3)	(29,831)	(28,021)
Adjustments to maintain reserves	96	(465)	33	(6,355)	-	-	14	186

Net equity transactions	1,712,661	1,987,632	1,018,616	1,305,537	-	(1)	(32,838)	91,006

Net change in contract owners’ equity	2,786,353	1,154,802	2,484,344	172,660	-	-	2,369	32,247
Contract owners’ equity at beginning of period	6,224,838	5,070,036	3,416,617	3,243,957	-	-	587,892	555,645

Contract owners’ equity at end of period	$9,011,191	6,224,838	5,900,961	3,416,617	-	-	590,261	587,892

CHANGE IN UNITS:
Beginning units	452,861	313,589	197,542	129,908	-	-	32,738	28,072
Units purchased	207,159	170,417	84,067	91,550	-	69	2,280	7,274
Units surrendered	(89,429)	(31,145)	(35,401)	(23,916)	-	(69)	(4,049)	(2,608)

Ending units	570,591	452,861	246,208	197,542	-	-	30,969	32,738

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FVU2		FB2		FC2		FCS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	1,118	-	166	27	68,509	52,748
Realized gain (loss) on investments	-	-	(641)	(12,744)	61	-	22,179	43,181
Change in unrealized gain (loss) on investments	-	-	6,734	-	9,908	(197)	3,652,823	(4,213,692)
Reinvested capital gains	-	-	-	-	1,948	394	588,341	602,917

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	7,211	(12,744)	12,083	224	4,331,852	(3,514,846)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	215,210	176,214	18,575	-	3,343,829	2,657,125
Transfers between funds	-	87	(126,706)	(163,470)	38,536	9,031	1,110,729	1,245,002
Surrenders (notes 2, 3, 4, 5 and 6)	-	(87)	(571)	-	(184)	-	(1,121,306)	(917,791)
Adjustments to maintain reserves	-	-	-	-	-	-	1,134	(7,455)

Net equity transactions	-	-	87,933	12,744	56,927	9,031	3,334,386	2,976,881

Net change in contract owners’ equity	-	-	95,144	-	69,010	9,255	7,666,238	(537,965)
Contract owners’ equity at beginning of period	-	-	-	-	9,255	-	11,823,657	12,361,622

Contract owners’ equity at end of period	$-	-	95,144	-	78,265	9,255	19,489,895	11,823,657

CHANGE IN UNITS:
Beginning units	-	-	-	-	1,253	-	867,405	667,616
Units purchased	-	9	24,011	20,379	6,761	1,253	317,534	270,290
Units surrendered	-	(9)	(14,387)	(20,379)	(54)	-	(112,621)	(70,501)

Ending units	-	-	9,624	-	7,960	1,253	1,072,318	867,405

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FDSCS2		FEIS		FEMS		FF10S
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$11	-	215,596	208,632	170,306	110,830	58,323	32,634
Realized gain (loss) on investments	(1)	-	99,742	59,293	(23,984)	(28,676)	(31,407)	(1,280)
Change in unrealized gain (loss) on investments	92	-	523,465	(1,278,192)	545,323	(1,416,447)	5,580	(366,753)
Reinvested capital gains	-	-	341,440	385,707	-	-	102,419	95,757

Net increase (decrease) in contract owners’ equity resulting from operations	102	-	1,180,243	(624,560)	691,645	(1,334,293)	134,915	(239,642)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	536,193	596,883	1,376,931	1,202,889	57,374	57,969
Transfers between funds	1,938	-	(187,662)	(8,064)	434,936	826,340	(58)	(361)
Surrenders (notes 2, 3, 4, 5 and 6)	(6)	-	(644,982)	(593,642)	(421,378)	(515,509)	(112,984)	(132,864)
Adjustments to maintain reserves	1	-	(1,903)	5,289	335	(1,389)	159	30

Net equity transactions	1,933	-	(298,354)	466	1,390,824	1,512,331	(55,509)	(75,226)

Net change in contract owners’ equity	2,035	-	881,889	(624,094)	2,082,469	178,038	79,406	(314,868)
Contract owners’ equity at beginning of period	-	-	11,352,587	11,976,681	6,686,608	6,508,570	1,473,539	1,788,407

Contract owners’ equity at end of period	$2,035	-	12,234,476	11,352,587	8,769,077	6,686,608	1,552,945	1,473,539

CHANGE IN UNITS:
Beginning units	-	-	328,390	328,816	607,379	471,434	61,028	64,020
Units purchased	221	-	29,111	24,289	204,999	197,732	7,675	2,316
Units surrendered	(1)	-	(37,328)	(24,715)	(85,669)	(61,787)	(9,845)	(5,308)

Ending units	220	-	320,173	328,390	726,709	607,379	58,858	61,028

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FF20S		FF30S		FG2		FGP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$106,805	69,735	239,353	187,109	-	1	-	-
Realized gain (loss) on investments	10,084	(6,252)	128,924	101,812	366	(36)	-	-
Change in unrealized gain (loss) on investments	260,507	(1,038,940)	996,755	(2,963,555)	23,514	(13)	3	-
Reinvested capital gains	23,704	350,121	-	687,677	13,841	16	2	-

Net increase (decrease) in contract owners’ equity resulting from operations	401,100	(625,336)	1,365,032	(1,986,957)	37,721	(32)	5	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	176,296	185,382	508,773	579,346	63,762	3	9,967	-
Transfers between funds	(2,529)	(2,862)	(172,645)	(19,338)	265,452	105	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(308,046)	(226,315)	(644,634)	(719,638)	(170)	(23)	(238)	-
Adjustments to maintain reserves	332	345	(388)	3,512	(231)	(1)	-	-

Net equity transactions	(133,947)	(43,450)	(308,894)	(156,118)	328,813	84	9,729	-

Net change in contract owners’ equity	267,153	(668,786)	1,056,138	(2,143,075)	366,534	52	9,734	-
Contract owners’ equity at beginning of period	3,297,109	3,965,895	9,513,825	11,656,900	52	-	-	-

Contract owners’ equity at end of period	$3,564,262	3,297,109	10,569,963	9,513,825	366,586	52	9,734	-

CHANGE IN UNITS:
Beginning units	121,493	123,004	308,760	314,208	7	-	-	-
Units purchased	7,910	7,908	18,195	19,092	36,826	35	896	-
Units surrendered	(12,491)	(9,419)	(27,507)	(24,540)	(279)	(28)	(22)	-

Ending units	116,912	121,493	299,448	308,760	36,554	7	874	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FGS		FIGBP2		FIGBS		FMC2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$24,534	269,926	1,694	759	194,373	152,241	64	10
Realized gain (loss) on investments	508,562	1,354,273	(12)	-	(189,031)	(97,169)	176	-
Change in unrealized gain (loss) on investments	15,211,054	(21,036,497)	1,692	424	435,082	(1,438,839)	1,448	(111)
Reinvested capital gains	3,056,011	3,990,822	-	-	-	383,423	449	152

Net increase (decrease) in contract owners’ equity resulting from operations	18,800,161	(15,421,476)	3,374	1,183	440,424	(1,000,344)	2,137	51

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	9,820,618	9,902,301	10,092	-	344,408	422,839	14,717	3,744
Transfers between funds	1,894,709	(5,274,240)	23,091	32,694	1,185,172	(176,924)	(2,917)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(4,254,634)	(4,300,818)	(248)	(15)	(680,954)	(642,031)	(21)	-
Adjustments to maintain reserves	3,943	(17,279)	(208)	2	(956)	3,479	(2)	-

Net equity transactions	7,464,636	309,964	32,727	32,681	847,670	(392,637)	11,777	3,744

Net change in contract owners’ equity	26,264,797	(15,111,512)	36,101	33,864	1,288,094	(1,392,981)	13,914	3,795
Contract owners’ equity at beginning of period	49,082,343	64,193,855	33,864	-	6,434,165	7,827,146	3,795	-

Contract owners’ equity at end of period	$75,347,140	49,082,343	69,965	33,864	7,722,259	6,434,165	17,709	3,795

CHANGE IN UNITS:
Beginning units	887,957	876,545	3,924	-	368,895	390,307	454	-
Units purchased	229,190	175,951	3,756	3,924	123,180	49,116	1,733	454
Units surrendered	(115,553)	(164,539)	(32)	-	(74,863)	(70,528)	(341)	-

Ending units	1,001,594	887,957	7,648	3,924	417,212	368,895	1,846	454

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FMCS		FNRS2		FOS		FRESS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$52,004	41,062	286,988	251,251	75,942	60,361	113,553	59,628
Realized gain (loss) on investments	28,857	369,840	2,043,417	887,022	5,691	(24,128)	(55,241)	6,110
Change in unrealized gain (loss) on investments	1,052,028	(2,935,042)	(2,173,056)	3,896,104	1,217,129	(1,704,179)	282,200	(1,588,240)
Reinvested capital gains	281,237	680,361	-	-	21,277	48,088	180,758	124,942

Net increase (decrease) in contract owners’ equity resulting from operations	1,414,126	(1,843,779)	157,349	5,034,377	1,320,039	(1,619,858)	521,270	(1,397,560)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	581,070	582,993	1,471,601	1,244,580	1,463,852	1,323,808	684,162	864,084
Transfers between funds	(127,548)	(1,058,956)	(943,326)	(1,146,090)	298,019	562,914	97,240	49,401
Surrenders (notes 2, 3, 4, 5 and 6)	(798,199)	(895,912)	(1,309,295)	(1,040,695)	(432,535)	(498,333)	(253,445)	(300,888)
Adjustments to maintain reserves	(3,160)	4,358	4,050	1,888	365	1,033	277	(2,220)

Net equity transactions	(347,837)	(1,367,517)	(776,970)	(940,317)	1,329,701	1,389,422	528,234	610,377

Net change in contract owners’ equity	1,066,289	(3,211,296)	(619,621)	4,094,060	2,649,740	(230,436)	1,049,504	(787,183)
Contract owners’ equity at beginning of period	9,625,296	12,836,592	12,306,164	8,212,104	5,901,956	6,132,392	4,189,647	4,976,830

Contract owners’ equity at end of period	$10,691,585	9,625,296	11,686,543	12,306,164	8,551,696	5,901,956	5,239,151	4,189,647

CHANGE IN UNITS:
Beginning units	214,913	244,040	432,290	469,829	446,760	350,086	375,811	323,139
Units purchased	23,203	18,240	121,398	99,369	136,489	155,437	97,446	93,018
Units surrendered	(30,538)	(47,367)	(146,020)	(136,908)	(45,630)	(58,763)	(50,213)	(40,346)

Ending units	207,578	214,913	407,668	432,290	537,619	446,760	423,044	375,811

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FVFRHI		FVICA2		FVSS		FVSS2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$52	-	22	-	125	114	7,103	1,818
Realized gain (loss) on investments	(12)	-	(1)	-	87	(2)	1,126	13,112
Change in unrealized gain (loss) on investments	(23)	-	2,026	-	1,533	(1,523)	72,795	(5,520)
Reinvested capital gains	-	-	-	-	443	521	28,869	7,723

Net increase (decrease) in contract owners’ equity resulting from operations	17	-	2,047	-	2,188	(890)	109,893	17,133

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	825	-	2,576	-	-	-	345,136	32,757
Transfers between funds	(255)	-	11,423	-	37	(640)	283,789	159,304
Surrenders (notes 2, 3, 4, 5 and 6)	12	-	(107)	-	(637)	(598)	(86,005)	(4,838)
Adjustments to maintain reserves	1	-	-	-	(14)	4	101	(13)

Net equity transactions	583	-	13,892	-	(614)	(1,234)	543,021	187,210

Net change in contract owners’ equity	600	-	15,939	-	1,574	(2,124)	652,914	204,343
Contract owners’ equity at beginning of period	-	-	-	-	10,599	12,723	204,343	-

Contract owners’ equity at end of period	$600	-	15,939	-	12,173	10,599	857,257	204,343

CHANGE IN UNITS:
Beginning units	-	-	-	-	272	303	21,077	-
Units purchased	87	-	1,749	-	2	4	82,899	26,361
Units surrendered	(31)	-	(13)	-	(15)	(35)	(30,662)	(5,284)

Ending units	56	-	1,736	-	259	272	73,314	21,077

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FEOVF		FTVDM2		FTVFA1		FTVFA2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	7,209	8,466	8,689	9,725	19,388	21,681
Realized gain (loss) on investments	-	-	4,135	23	(15,944)	(37,753)	(15,357)	(15,082)
Change in unrealized gain (loss) on investments	(340)	-	26,518	(119,797)	68,839	(110,430)	158,117	(380,868)
Reinvested capital gains	1,882	-	262	24,464	8,442	48,029	22,505	130,319

Net increase (decrease) in contract owners’ equity resulting from operations	1,542	-	38,124	(86,844)	70,026	(90,429)	184,653	(243,950)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,762	414	16,881	17,007	32,851	30,899	13,005	12,984
Transfers between funds	18,868	622	18,211	12,133	47,373	2,030	(160)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(16)	-	(46,958)	(21,870)	(36,404)	(56,365)	(25,505)	(26,237)
Adjustments to maintain reserves	(2)	1	(2)	(6)	93	864	(11)	2

Net equity transactions	23,612	1,037	(11,868)	7,264	43,913	(22,572)	(12,671)	(13,251)

Net change in contract owners’ equity	25,154	1,037	26,256	(79,580)	113,939	(113,001)	171,982	(257,201)
Contract owners’ equity at beginning of period	1,037	-	306,994	386,574	442,242	555,243	1,272,019	1,529,220

Contract owners’ equity at end of period	$26,191	1,037	333,250	306,994	556,181	442,242	1,444,001	1,272,019

CHANGE IN UNITS:
Beginning units	114	-	26,712	26,242	23,328	24,697	68,225	68,897
Units purchased	2,504	114	3,121	2,533	4,418	2,180	645	703
Units surrendered	(1)	-	(4,086)	(2,063)	(2,182)	(3,549)	(1,295)	(1,375)

Ending units	2,617	114	25,747	26,712	25,564	23,328	67,575	68,225

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FTVGB1		FTVGI2		FTVIS1		FTVIS2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	218,427	224,818	22,604	31,264
Realized gain (loss) on investments	(188,153)	(136,259)	(32,756)	(24,686)	(38,833)	4,712	(10,101)	2,253
Change in unrealized gain (loss) on investments	308,406	(77,866)	55,164	(19,819)	(59,520)	(569,423)	963	(83,424)
Reinvested capital gains	-	-	-	-	251,571	85,720	27,404	12,690

Net increase (decrease) in contract owners’ equity resulting from operations	120,253	(214,125)	22,408	(44,505)	371,645	(254,173)	40,870	(37,217)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	295,079	331,702	8,081	7,918	445,195	594,299	4,642	4,600
Transfers between funds	(57,305)	(137,215)	(23,781)	(10,665)	(183,824)	(212,419)	(40,601)	(19,850)
Surrenders (notes 2, 3, 4, 5 and 6)	(403,558)	(457,613)	(38,925)	(33,650)	(424,625)	(406,881)	(152,046)	(34,381)
Adjustments to maintain reserves	177	2,430	32	(1)	397	3,303	(105)	(2)

Net equity transactions	(165,607)	(260,696)	(54,593)	(36,398)	(162,857)	(21,698)	(188,110)	(49,633)

Net change in contract owners’ equity	(45,354)	(474,821)	(32,185)	(80,903)	208,788	(275,871)	(147,240)	(86,850)
Contract owners’ equity at beginning of period	4,131,161	4,605,982	797,725	878,628	4,262,068	4,537,939	603,019	689,869

Contract owners’ equity at end of period	$4,085,807	4,131,161	765,540	797,725	4,470,856	4,262,068	455,779	603,019

CHANGE IN UNITS:
Beginning units	403,802	428,387	88,564	92,717	227,697	229,740	24,446	26,436
Units purchased	55,411	35,730	1,378	1,786	34,839	34,738	275	266
Units surrendered	(72,205)	(60,315)	(7,334)	(5,939)	(43,148)	(36,781)	(7,711)	(2,256)

Ending units	387,008	403,802	82,608	88,564	219,388	227,697	17,010	24,446

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FTVSVI		TIF2		GVGMNS		GVMSAS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$21,788	36,709	18,647	13,064	1,981	-	32,451	18,041
Realized gain (loss) on investments	(176,889)	(42,936)	(21,614)	(10,783)	(4,550)	358	(18,797)	(11,891)
Change in unrealized gain (loss) on investments	355,593	(854,289)	99,926	(36,039)	19,285	(28,550)	22,725	(34,016)
Reinvested capital gains	157,389	527,116	-	-	-	4,490	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	357,881	(333,400)	96,959	(33,758)	16,716	(23,702)	36,379	(27,866)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	141,374	146,240	75,481	24,439	8,811	10,701	165,123	140,988
Transfers between funds	(108,715)	(82,003)	67,987	(981)	(8,421)	15,600	(151,533)	54,513
Surrenders (notes 2, 3, 4, 5 and 6)	(240,669)	(239,651)	(93,198)	(72,453)	(14,217)	(11,250)	(45,803)	(99,158)
Adjustments to maintain reserves	(2,912)	4,082	17	251	33	164	6	30

Net equity transactions	(210,922)	(171,332)	50,287	(48,744)	(13,794)	15,215	(32,207)	96,373

Net change in contract owners’ equity	146,959	(504,732)	147,246	(82,502)	2,922	(8,487)	4,172	68,507
Contract owners’ equity at beginning of period	2,915,257	3,419,989	429,205	511,707	110,474	118,961	543,083	474,576

Contract owners’ equity at end of period	$3,062,216	2,915,257	576,451	429,205	113,396	110,474	547,255	543,083

CHANGE IN UNITS:
Beginning units	72,766	76,985	46,421	51,135	7,798	6,788	50,299	41,081
Units purchased	6,297	4,486	18,515	3,198	1,303	1,887	18,610	39,244
Units surrendered	(11,435)	(8,705)	(13,306)	(7,912)	(2,175)	(877)	(21,878)	(30,026)

Ending units	67,628	72,766	51,630	46,421	6,926	7,798	47,031	50,299

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVFRB		RBF		RELF		RESF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$336	-	-	-	-	-	-	-
Realized gain (loss) on investments	163	-	(1)	-	-	-	-	-
Change in unrealized gain (loss) on investments	553	-	3,223	-	103	-	(4)	-
Reinvested capital gains	-	-	246	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,052	-	3,468	-	103	-	(4)	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	14,059	-	288	-	-	-	1,506	-
Transfers between funds	9,356	-	33,904	-	1,055	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(25)	-	(90)	-	-	-	44	-
Adjustments to maintain reserves	(51)	-	(1)	-	-	-	1	-

Net equity transactions	23,339	-	34,101	-	1,055	-	1,551	-

Net change in contract owners’ equity	24,391	-	37,569	-	1,158	-	1,547	-
Contract owners’ equity at beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity at end of period	$24,391	-	37,569	-	1,158	-	1,547	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	2,213	-	4,298	-	109	-	121	-
Units surrendered	(4)	-	(12)	-	-	-	-	-

Ending units	2,209	-	4,286	-	109	-	121	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RHCF		RHYS		RINF		ROF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	-	-	-	-	810	-	-	-
Change in unrealized gain (loss) on investments	35	-	26	-	1,759	(1,759)	206	-
Reinvested capital gains	-	-	-	-	-	914	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	35	-	26	-	2,569	(845)	206	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	312	-	1,614	-	7,163	12,428	5,421	-
Transfers between funds	-	-	382	-	(21,314)	-	2,621	-
Surrenders (notes 2, 3, 4, 5 and 6)	31	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	-	1	-	1	(2)	-	-

Net equity transactions	343	-	1,997	-	(14,150)	12,426	8,042	-

Net change in contract owners’ equity	378	-	2,023	-	(11,581)	11,581	8,248	-
Contract owners’ equity at beginning of period	-	-	-	-	11,581	-	-	-

Contract owners’ equity at end of period	$378	-	2,023	-	-	11,581	8,248	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	2,353	-	-	-
Units purchased	40	-	204	-	1,301	2,353	821	-
Units surrendered	-	-	-	-	(3,654)	-	-	-

Ending units	40	-	204	-	-	2,353	821	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RPMF		RTEC		RTEL		RTRF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1	-	-	-	-	-	-	-
Realized gain (loss) on investments	-	-	(10)	(58)	-	-	-	-
Change in unrealized gain (loss) on investments	45	-	299	(34)	25	-	4	-
Reinvested capital gains	-	-	1	6	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	46	-	290	(86)	25	-	4	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,059	-	1,096	5	312	-	265	-
Transfers between funds	-	-	1,831	159	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	-	-	(158)	(2)	31	-	-	-
Adjustments to maintain reserves	-	-	2	(1)	-	-	-	-

Net equity transactions	1,059	-	2,771	161	343	-	265	-

Net change in contract owners’ equity	1,105	-	3,061	75	368	-	269	-
Contract owners’ equity at beginning of period	-	-	75	-	-	-	-	-

Contract owners’ equity at end of period	$1,105	-	3,136	75	368	-	269	-

CHANGE IN UNITS:
Beginning units	-	-	12	-	-	-	-	-
Units purchased	121	-	716	49	47	-	35	-
Units surrendered	-	-	(390)	(37)	-	-	-	-

Ending units	121	-	338	12	47	-	35	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RVARS		RVLCG		RVLCV		RVMCV
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$32,659	13,873	-	-	-	-	-	-
Realized gain (loss) on investments	17,854	11,230	-	-	139	-	53	-
Change in unrealized gain (loss) on investments	(1,646)	(77,277)	13	-	65	-	2	-
Reinvested capital gains	-	12,052	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	48,867	(40,122)	13	-	204	-	55	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	71,422	75,382	3,228	-	4,688	-	702	-
Transfers between funds	(71,844)	78,314	775	-	(904)	-	(673)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(47,716)	(66,142)	-	-	-	-	(1)	-
Adjustments to maintain reserves	70	778	-	-	-	-	-	-

Net equity transactions	(48,068)	88,332	4,003	-	3,784	-	28	-

Net change in contract owners’ equity	799	48,210	4,016	-	3,988	-	83	-
Contract owners’ equity at beginning of period	1,152,453	1,104,243	-	-	-	-	-	-

Contract owners’ equity at end of period	$1,153,252	1,152,453	4,016	-	3,988	-	83	-

CHANGE IN UNITS:
Beginning units	93,779	86,802	-	-	-	-	-	-
Units purchased	19,611	14,837	541	-	473	-	271	-
Units surrendered	(23,474)	(7,860)	-	-	(87)	-	(264)	-

Ending units	89,916	93,779	541	-	386	-	7	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RVMFU		SBLQ		ACEG		AVMCCI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	83	-	-	-	939	1,073
Realized gain (loss) on investments	-	-	(3)	-	(568)	(19)	(11,594)	(18,059)
Change in unrealized gain (loss) on investments	-	-	1,486	-	38,494	(75,702)	52,869	(104,447)
Reinvested capital gains	-	-	406	-	2,738	30,518	-	64,110

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	1,972	-	40,664	(45,203)	42,214	(57,323)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	446	-	13,847	207	1,660	2,141	7,364	7,937
Transfers between funds	-	-	4,544	311	-	-	33,114	(46,113)
Surrenders (notes 2, 3, 4, 5 and 6)	44	-	(21)	-	(2,963)	(2,309)	(28,273)	(19,671)
Adjustments to maintain reserves	-	-	(5)	4	(11)	(10)	31	78

Net equity transactions	490	-	18,365	522	(1,314)	(178)	12,236	(57,769)

Net change in contract owners’ equity	490	-	20,337	522	39,350	(45,381)	54,450	(115,092)
Contract owners’ equity at beginning of period	-	-	522	-	100,007	145,388	291,670	406,762

Contract owners’ equity at end of period	$490	-	20,859	522	139,357	100,007	346,120	291,670

CHANGE IN UNITS:
Beginning units	-	-	56	-	3,412	3,417	13,437	16,067
Units purchased	43	-	1,977	56	47	65	1,862	413
Units surrendered	-	-	(6)	-	(85)	(70)	(1,369)	(3,043)

Ending units	43	-	2,027	56	3,374	3,412	13,930	13,437

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	IVBRA1		IVCPBI		IVDDI		OVAG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	888,151	1,306	-	1,185	371	-	-
Realized gain (loss) on investments	(530,499)	(127,521)	-	-	(26)	-	(135,704)	(10,661)
Change in unrealized gain (loss) on investments	1,342,585	(2,926,906)	1,364	-	(1,382)	(1,323)	201,497	(401,766)
Reinvested capital gains	-	413,844	-	-	4,880	2,432	-	168,166

Net increase (decrease) in contract owners’ equity resulting from operations	812,086	(1,752,432)	2,670	-	4,657	1,480	65,793	(244,261)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,458,173	3,055,818	49,266	-	31,925	-	37,921	50,942
Transfers between funds	(1,047,491)	(135,306)	405	-	22,731	18,062	28,306	9,797
Surrenders (notes 2, 3, 4, 5 and 6)	(1,274,565)	(1,059,221)	-	-	(80)	-	(97,030)	(22,891)
Adjustments to maintain reserves	3,208	(98)	-	-	4	(6)	33	166

Net equity transactions	1,139,325	1,861,193	49,671	-	54,580	18,056	(30,770)	38,014

Net change in contract owners’ equity	1,951,411	108,761	52,341	-	59,237	19,536	35,023	(206,247)
Contract owners’ equity at beginning of period	11,419,026	11,310,265	-	-	19,536	-	524,565	730,812

Contract owners’ equity at end of period	$13,370,437	11,419,026	52,341	-	78,773	19,536	559,588	524,565

CHANGE IN UNITS:
Beginning units	842,308	714,548	-	-	1,973	-	43,041	41,386
Units purchased	272,024	212,267	5,805	-	5,357	1,973	8,594	14,995
Units surrendered	(189,437)	(84,507)	-	-	(34)	-	(11,057)	(13,340)

Ending units	924,895	842,308	5,805	-	7,296	1,973	40,578	43,041

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	OVGI		OVGS		OVIG		OVSB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	15,619	-	50,749	-	-	-
Realized gain (loss) on investments	-	-	(14,114)	88,313	(210,493)	(38,813)	(11,820)	(4,090)
Change in unrealized gain (loss) on investments	64	-	1,106,636	(3,309,765)	1,695,469	(3,291,693)	45,112	(43,043)
Reinvested capital gains	-	-	789,874	974,086	-	1,276,263	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	64	-	1,898,015	(2,247,366)	1,535,725	(2,054,243)	33,292	(47,133)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	7,581	(6,208)	849,393	906,104	2,111,059	1,850,189	10,581	22,118
Transfers between funds	-	10	(68,563)	70,751	(241,877)	(106,502)	18,470	(5,469)
Surrenders (notes 2, 3, 4, 5 and 6)	-	(1,382)	(417,476)	(399,706)	(810,090)	(469,684)	(25,641)	(10,295)
Adjustments to maintain reserves	(7,645)	7,580	(1,970)	3,271	407	2,069	20	56

Net equity transactions	(64)	-	361,384	580,420	1,059,499	1,276,072	3,430	6,410

Net change in contract owners’ equity	-	-	2,259,399	(1,666,946)	2,595,224	(778,171)	36,722	(40,723)
Contract owners’ equity at beginning of period	-	-	5,362,486	7,029,432	6,834,285	7,612,456	373,229	413,952

Contract owners’ equity at end of period	$-	-	7,621,885	5,362,486	9,429,509	6,834,285	409,951	373,229

CHANGE IN UNITS:
Beginning units	-	-	217,681	194,708	580,742	471,376	34,442	33,822
Units purchased	-	2	39,886	45,108	181,985	174,780	4,178	2,018
Units surrendered	-	(2)	(27,932)	(22,135)	(100,857)	(65,414)	(3,876)	(1,398)

Ending units	-	-	229,635	217,681	661,870	580,742	34,744	34,442

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	OVSC		WRASP		WRBDP		WRBP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$59,854	22,822	222,527	166,922	23,220	22,452	6,350	9,242
Realized gain (loss) on investments	16,722	8,818	(145,871)	(80,109)	(17,520)	(6,776)	(29,246)	(6,832)
Change in unrealized gain (loss) on investments	783,736	(1,222,108)	1,284,487	(2,651,324)	55,400	(208,032)	150,661	(463,933)
Reinvested capital gains	-	495,187	-	827,252	-	25,606	-	311,302

Net increase (decrease) in contract owners’ equity resulting from operations	860,312	(695,281)	1,361,143	(1,737,259)	61,100	(166,750)	127,765	(150,221)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,044,882	1,050,023	742,425	645,751	41,645	49,393	42,453	46,610
Transfers between funds	53,257	210,953	(346,124)	138,313	24,224	28,194	6,579	23,273
Surrenders (notes 2, 3, 4, 5 and 6)	(377,897)	(378,062)	(965,749)	(761,786)	(102,239)	(69,953)	(71,188)	(32,722)
Adjustments to maintain reserves	(325)	98	1,728	8,880	130	1,466	140	830

Net equity transactions	719,917	883,012	(567,720)	31,158	(36,240)	9,100	(22,016)	37,991

Net change in contract owners’ equity	1,580,229	187,731	793,423	(1,706,101)	24,860	(157,650)	105,749	(112,230)
Contract owners’ equity at beginning of period	4,305,563	4,117,832	10,136,738	11,842,839	889,771	1,047,421	817,793	930,023

Contract owners’ equity at end of period	$5,885,792	4,305,563	10,930,161	10,136,738	914,631	889,771	923,542	817,793

CHANGE IN UNITS:
Beginning units	97,187	78,232	572,243	570,013	59,877	59,357	32,093	30,636
Units purchased	28,236	28,221	48,754	51,265	4,898	5,431	2,014	3,146
Units surrendered	(12,955)	(9,266)	(79,434)	(49,035)	(7,344)	(4,911)	(2,871)	(1,689)

Ending units	112,468	97,187	541,563	572,243	57,431	59,877	31,236	32,093

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	WRCEP		WRDIV		WRENG		WRGNR
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$5,545	3,151	15,118	30,459	13,630	12,067	16,229	12,033
Realized gain (loss) on investments	14,387	7,437	(57,769)	(27,540)	5,190	(9,197)	12,353	1,833
Change in unrealized gain (loss) on investments	155,954	(577,274)	141,294	(296,610)	(2,342)	166,869	(16,836)	111,538
Reinvested capital gains	139,214	280,985	14,038	191,251	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	315,100	(285,701)	112,681	(102,440)	16,478	169,739	11,746	125,404

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	62,487	79,896	36,760	40,818	21,969	23,459	35,171	39,384
Transfers between funds	(4,442)	31,398	(479)	2,698	7,861	(103,372)	21,460	(134,580)
Surrenders (notes 2, 3, 4, 5 and 6)	(162,088)	(76,568)	(75,714)	(57,040)	(33,017)	(16,498)	(78,070)	(72,918)
Adjustments to maintain reserves	326	1,871	179	1,210	84	685	6	1,302

Net equity transactions	(103,717)	36,597	(39,254)	(12,314)	(3,103)	(95,726)	(21,433)	(166,812)

Net change in contract owners’ equity	211,383	(249,104)	73,427	(114,754)	13,375	74,013	(9,687)	(41,408)
Contract owners’ equity at beginning of period	1,413,365	1,662,469	817,351	932,105	405,154	331,141	682,655	724,063

Contract owners’ equity at end of period	$1,624,748	1,413,365	890,778	817,351	418,529	405,154	672,968	682,655

CHANGE IN UNITS:
Beginning units	36,215	35,217	37,594	38,026	48,553	59,712	97,808	122,181
Units purchased	1,735	3,380	2,877	2,491	4,771	7,265	9,747	6,393
Units surrendered	(4,246)	(2,382)	(4,562)	(2,923)	(5,104)	(18,424)	(12,640)	(30,766)

Ending units	33,704	36,215	35,909	37,594	48,220	48,553	94,915	97,808

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	WRGP		WRHIP		WRI2P		WRIP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	230,647	243,578	11,834	15,392	716	7,870
Realized gain (loss) on investments	(27,435)	3,912	(158,216)	(51,453)	(10,236)	(2,841)	1,838	(100,683)
Change in unrealized gain (loss) on investments	446,499	(1,039,237)	321,567	(638,721)	106,298	(179,235)	(17,497)	(277,887)
Reinvested capital gains	187,402	429,441	-	-	-	53,001	175,225	150,295

Net increase (decrease) in contract owners’ equity resulting from operations	606,466	(605,884)	393,998	(446,596)	107,896	(113,683)	160,282	(220,405)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	83,890	85,297	287,242	239,882	31,278	35,843	44,285	49,688
Transfers between funds	(64,528)	7,373	(357,206)	98,734	(14,536)	9,227	(11,135)	(120,224)
Surrenders (notes 2, 3, 4, 5 and 6)	(97,686)	(110,931)	(305,771)	(276,797)	(40,891)	(44,958)	(71,974)	(71,778)
Adjustments to maintain reserves	575	1,752	440	2,254	197	1,269	168	1,413

Net equity transactions	(77,749)	(16,509)	(375,295)	64,073	(23,952)	1,381	(38,656)	(140,901)

Net change in contract owners’ equity	528,717	(622,393)	18,703	(382,523)	83,944	(112,302)	121,626	(361,306)
Contract owners’ equity at beginning of period	1,630,734	2,253,127	3,516,680	3,899,203	702,199	814,501	832,354	1,193,660

Contract owners’ equity at end of period	$2,159,451	1,630,734	3,535,383	3,516,680	786,143	702,199	953,980	832,354

CHANGE IN UNITS:
Beginning units	37,797	38,023	146,984	145,101	41,333	41,087	37,096	43,856
Units purchased	1,872	2,242	15,964	19,311	2,518	4,264	1,983	2,900
Units surrendered	(3,379)	(2,468)	(30,721)	(17,428)	(3,830)	(4,018)	(3,644)	(9,660)

Ending units	36,290	37,797	132,227	146,984	40,021	41,333	35,435	37,096

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	WRLTBP		WRMCG		WRPAP		WRPCP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$5,502	2,741	-	-	92,473	32,276	15,799	10,478
Realized gain (loss) on investments	(853)	(306)	(197,624)	544,651	(54,431)	(29,704)	(4,931)	(4,986)
Change in unrealized gain (loss) on investments	10,801	(13,014)	369,984	(2,799,735)	(33,234)	(462,097)	(3,437)	(95,463)
Reinvested capital gains	-	1,542	328,053	600,145	243,729	137,171	37,148	29,714

Net increase (decrease) in contract owners’ equity resulting from operations	15,450	(9,037)	500,413	(1,654,939)	248,537	(322,354)	44,579	(60,257)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,222	4,674	123,011	118,192	95,325	102,481	24,041	28,747
Transfers between funds	15,344	117,603	(80,465)	(2,588,728)	(1,038)	(21,445)	1,311	(7,113)
Surrenders (notes 2, 3, 4, 5 and 6)	(14,026)	(6,558)	(199,108)	(296,875)	(236,666)	(87,759)	(27,908)	(26,063)
Adjustments to maintain reserves	74	174	(46)	2,364	151	1,340	17	219

Net equity transactions	5,614	115,893	(156,608)	(2,765,047)	(142,228)	(5,383)	(2,539)	(4,210)

Net change in contract owners’ equity	21,064	106,856	343,805	(4,419,986)	106,309	(327,737)	42,040	(64,467)
Contract owners’ equity at beginning of period	317,242	210,386	2,653,883	7,073,869	1,567,540	1,895,277	359,165	423,632

Contract owners’ equity at end of period	$338,306	317,242	2,997,688	2,653,883	1,673,849	1,567,540	401,205	359,165

CHANGE IN UNITS:
Beginning units	27,541	17,479	56,612	104,432	57,419	57,842	18,464	18,730
Units purchased	1,806	10,742	4,372	4,914	3,559	6,404	1,243	1,418
Units surrendered	(1,333)	(680)	(7,524)	(52,734)	(8,780)	(6,827)	(1,360)	(1,684)

Ending units	28,014	27,541	53,460	56,612	52,198	57,419	18,347	18,464

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	WRPMAP		WRPMAV		WRPMCP		WRPMCV
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$545,037	209,470	23,605	7,555	32,693	21,858	31	37
Realized gain (loss) on investments	(122,275)	(150,189)	(6,368)	629	(4,431)	(45,267)	(16)	(7)
Change in unrealized gain (loss) on investments	(362,068)	(2,543,542)	(28,042)	(102,970)	(18,788)	(187,533)	(25)	(358)
Reinvested capital gains	1,348,142	880,847	75,607	30,905	79,746	68,578	97	221

Net increase (decrease) in contract owners’ equity resulting from operations	1,408,836	(1,603,414)	64,802	(63,881)	89,220	(142,364)	87	(107)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	599,095	632,211	53,441	64,146	31,906	53,653	-	-
Transfers between funds	(10,685)	(24,211)	(13)	7	4,036	951	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(465,469)	(617,007)	(45,266)	(42,712)	(22,340)	(209,150)	(29)	(28)
Adjustments to maintain reserves	1,701	11,903	9	(6)	312	2,541	(4)	-

Net equity transactions	124,642	2,896	8,171	21,435	13,914	(152,005)	(33)	(28)

Net change in contract owners’ equity	1,533,478	(1,600,518)	72,973	(42,446)	103,134	(294,369)	54	(135)
Contract owners’ equity at beginning of period	8,489,879	10,090,397	418,876	461,322	636,605	930,974	712	847

Contract owners’ equity at end of period	$10,023,357	8,489,879	491,849	418,876	739,739	636,605	766	712

CHANGE IN UNITS:
Beginning units	339,030	339,169	27,811	26,359	29,887	37,297	52	54
Units purchased	23,331	26,730	3,313	4,228	1,690	2,765	-	-
Units surrendered	(18,582)	(26,869)	(2,811)	(2,776)	(1,092)	(10,175)	(2)	(2)

Ending units	343,779	339,030	28,313	27,811	30,485	29,887	50	52

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	WRPMMV		WRPMP		WRRESP		WRSCP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$14,616	8,892	311,864	146,813	5,599	2,543	-	-
Realized gain (loss) on investments	(3,711)	(1,509)	(139,460)	(164,298)	(506)	2,327	(76,249)	(26,409)
Change in unrealized gain (loss) on investments	(13,222)	(105,304)	(110,999)	(1,528,965)	(3,648)	(130,961)	36,786	(664,367)
Reinvested capital gains	43,642	53,245	756,270	533,973	25,842	37,934	189,837	283,910

Net increase (decrease) in contract owners’ equity resulting from operations	41,325	(44,676)	817,675	(1,012,477)	27,287	(88,157)	150,374	(406,866)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	23,770	20,027	262,196	593,712	14,214	14,919	74,681	83,390
Transfers between funds	5	(12)	1,570	(94,786)	13,102	3,046	21,465	47,882
Surrenders (notes 2, 3, 4, 5 and 6)	(19,190)	(18,724)	(418,450)	(601,351)	(7,657)	(30,378)	(106,885)	(57,451)
Adjustments to maintain reserves	(3)	5	634	6,466	5	352	(11)	1,287

Net equity transactions	4,582	1,296	(154,050)	(95,959)	19,664	(12,061)	(10,750)	75,108

Net change in contract owners’ equity	45,907	(43,380)	663,625	(1,108,436)	46,951	(100,218)	139,624	(331,758)
Contract owners’ equity at beginning of period	296,479	339,859	5,427,458	6,535,894	268,386	368,604	1,164,133	1,495,891

Contract owners’ equity at end of period	$342,386	296,479	6,091,083	5,427,458	315,337	268,386	1,303,757	1,164,133

CHANGE IN UNITS:
Beginning units	20,602	20,507	235,282	240,213	11,270	11,622	42,833	40,307
Units purchased	1,521	1,369	11,106	28,356	1,205	783	4,012	5,313
Units surrendered	(1,256)	(1,274)	(17,345)	(33,287)	(381)	(1,135)	(4,407)	(2,787)

Ending units	20,867	20,602	229,043	235,282	12,094	11,270	42,438	42,833

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	WRSCV		WRSTP		WRVP		JABIN
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$742	-	-	-	8,775	7,802	126	-
Realized gain (loss) on investments	(21,730)	(13,237)	(12,668)	(40,976)	(381)	6,120	9	-
Change in unrealized gain (loss) on investments	39,735	(129,287)	704,415	(1,251,427)	(45,675)	(205,626)	613	(21)
Reinvested capital gains	36,525	78,350	138,244	299,759	84,897	161,961	-	-

Net increase (decrease) in contract owner s’ equity resulting from operations	55,272	(64,174)	829,991	(992,644)	47,616	(29,743)	748	(21)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	22,948	15,484	119,170	127,931	22,623	20,738	2,427	2,196
Transfers between funds	1,241	13,245	(43,737)	37,659	(7,084)	61,918	2,146	-
Surrenders (notes 2, 3, 4, 5 and 6)	(44,864)	(36,533)	(138,991)	(161,996)	(43,380)	(27,256)	-	-
Adjustments to maintain reserves	(7)	498	431	1,779	50	430	(5)	3

Net equity transactions	(20,682)	(7,306)	(63,127)	5,373	(27,791)	55,830	4,568	2,199

Net change in contract owners’ equity	34,590	(71,480)	766,864	(987,271)	19,825	26,087	5,316	2,178
Contract owners’ equity at beginning of period	355,037	426,517	2,149,285	3,136,556	589,713	563,626	2,178	-

Contract owners’ equity at end of period	$389,627	355,037	2,916,149	2,149,285	609,538	589,713	7,494	2,178

CHANGE IN UNITS:
Beginning units	10,880	11,135	47,081	46,831	17,013	15,448	258	-
Units purchased	973	976	2,544	4,531	866	3,139	1,059	258
Units surrendered	(1,530)	(1,231)	(3,689)	(4,281)	(1,650)	(1,574)	(548)	-

Ending units	10,323	10,880	45,936	47,081	16,229	17,013	769	258

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	JACAS		JAEI		JAFBS		JAGSEI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$5,579	2,220	11,737	11,421	718	-	408	-
Realized gain (loss) on investments	12,588	168,404	(26,753)	43,575	-	-	40	-
Change in unrealized gain (loss) on investments	1,422,713	(2,945,181)	654,662	(2,023,597)	906	-	7,532	-
Reinvested capital gains	-	731,058	457,514	923,812	-	-	-	-

Net increase (decrease) in contract owner s’ equity resulting from operations	1,440,880	(2,043,499)	1,097,160	(1,044,789)	1,624	-	7,980	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	151,817	158,795	607,314	580,420	33,437	-	48,156	-
Transfers between funds	132,625	(364,503)	800,144	(48,035)	1,755	-	66,740	-
Surrenders (notes 2, 3, 4, 5 and 6)	(284,643)	(282,989)	(353,266)	(252,653)	(6)	-	(18,663)	-
Adjustments to maintain reserves	(356)	3,257	84	1,322	-	-	1	-

Net equity transactions	(557)	(485,440)	1,054,276	281,054	35,186	-	96,234	-

Net change in contract owners’ equity	1,440,323	(2,528,939)	2,151,436	(763,735)	36,810	-	104,214	-
Contract owners’ equity at beginning of period	3,803,695	6,332,634	5,617,586	6,381,321	-	-	-	-

Contract owners’ equity at end of period	$5,244,018	3,803,695	7,769,022	5,617,586	36,810	-	104,214	-

CHANGE IN UNITS:
Beginning units	79,669	87,902	305,321	291,545	-	-	-	-
Units purchased	12,415	5,150	92,218	37,510	4,082	-	11,185	-
Units surrendered	(13,434)	(13,383)	(39,913)	(23,734)	(1)	-	(1,879)	-

Ending units	78,650	79,669	357,626	305,321	4,081	-	9,306	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	JAGTS		JAIGS		JAMGS		JMCVIN
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	39,804	45,881	11,170	5,360	93	50
Realized gain (loss) on investments	1,068,729	772,272	164,484	2,743	(23,431)	24,831	(4)	(4)
Change in unrealized gain (loss) on investments	17,558,509	(22,639,809)	92,458	(314,487)	958,621	(2,313,774)	733	(424)
Reinvested capital gains	-	5,935,517	-	-	757,104	1,173,445	144	286

Net increase (decrease) in contract owner s’ equity resulting from operations	18,627,238	(15,932,020)	296,746	(265,863)	1,703,464	(1,110,138)	966	(92)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	10,104,901	10,362,532	331,576	150,264	4,648,311	3,449,169	1,561	-
Transfers between funds	(2,939)	(978,803)	(149,357)	1,094	7,645	(30,704)	5,488	3,849
Surrenders (notes 2, 3, 4, 5 and 6)	(3,991,006)	(2,785,137)	(175,181)	(205,831)	(1,244,312)	(842,613)	(27)	(6)
Adjustments to maintain reserves	(5,963)	(16,887)	(1,333)	2,369	374	(200)	3	(1)

Net equity transactions	6,104,993	6,581,705	5,705	(52,104)	3,412,018	2,575,652	7,025	3,842

Net change in contract owners’ equity	24,732,231	(9,350,315)	302,451	(317,967)	5,115,482	1,465,514	7,991	3,750
Contract owners’ equity at beginning of period	31,736,245	41,086,560	2,726,602	3,044,569	7,947,076	6,481,562	3,750	-

Contract owners’ equity at end of period	$56,468,476	31,736,245	3,029,053	2,726,602	13,062,558	7,947,076	11,741	3,750

CHANGE IN UNITS:
Beginning units	757,696	616,779	189,061	192,456	464,632	317,751	393	-
Units purchased	288,624	229,242	55,148	13,204	270,176	204,892	714	395
Units surrendered	(172,442)	(88,325)	(54,279)	(16,599)	(86,359)	(58,011)	(2)	(2)

Ending units	873,878	757,696	189,930	189,061	648,449	464,632	1,105	393

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	LVCLGI		SBVSG2		LOVBD		LOVTRC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	27	-	602,646	290,825
Realized gain (loss) on investments	119	-	207	-	-	-	(65,216)	(101,459)
Change in unrealized gain (loss) on investments	1,264	(23)	4,181	(21)	(4)	-	216,926	(1,213,440)
Reinvested capital gains	48	19	-	3	-	-	-	15,376

Net increase (decrease) in contract owners’ equity resulting from operations	1,431	(4)	4,388	(18)	23	-	754,356	(1,008,698)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,152	1,431	2,222	87	516	11	5,841,658	4,008,084
Transfers between funds	(516)	-	111,023	130	-	-	639,559	64,843
Surrenders (notes 2, 3, 4, 5 and 6)	(11)	-	(187)	-	-	(3)	(1,241,261)	(885,855)
Adjustments to maintain reserves	3	(3)	1	(1)	(9)	1	171	615

Net equity transactions	3,628	1,428	113,059	216	507	9	5,240,127	3,187,687

Net change in contract owners’ equity	5,059	1,424	117,447	198	530	9	5,994,483	2,178,989
Contract owners’ equity at beginning of period	1,424	-	198	-	9	-	8,281,623	6,102,634

Contract owners’ equity at end of period	$6,483	1,424	117,645	198	539	9	14,276,106	8,281,623

CHANGE IN UNITS:
Beginning units	213	-	30	-	1	-	801,901	507,902
Units purchased	520	213	19,271	30	59	1	655,204	385,309
Units surrendered	(60)	-	(2,850)	-	(1)	-	(157,128)	(91,310)

Ending units	673	213	16,451	30	59	1	1,299,977	801,901

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MFBIE		MFBOV		MFFCA		MFTCG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$70,779	63,059	95,953	69,475	20,139	-	-	-
Realized gain (loss) on investments	18,211	21,915	1,150	11,147	(140,800)	(68,101)	(33,466)	24,794
Change in unrealized gain (loss) on investments	259,336	(450,765)	151,736	(292,598)	772,806	(1,120,460)	1,219,416	(1,897,703)
Reinvested capital gains	-	-	62,363	154,505	305,423	344,661	355,641	384,542

Net increase (decrease) in contract owners’ equity resulting from operations	348,326	(365,791)	311,202	(57,471)	957,568	(843,900)	1,541,591	(1,488,367)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	240,701	202,283	1,102,176	311,289	535,812	478,637	711,879	547,681
Transfers between funds	(281,697)	(3,399)	(157,340)	312,311	(188,508)	26,059	542,847	193,431
Surrenders (notes 2, 3, 4, 5 and 6)	(99,888)	(148,166)	(180,470)	(145,043)	(334,125)	(201,906)	(302,503)	(248,482)
Adjustments to maintain reserves	153	1,317	62	1,541	(15)	1,049	331	1,371

Net equity transactions	(140,731)	52,035	764,428	480,098	13,164	303,839	952,554	494,001

Net change in contract owners’ equity	207,595	(313,756)	1,075,630	422,627	970,732	(540,061)	2,494,145	(994,366)
Contract owners’ equity at beginning of period	2,266,272	2,580,028	3,386,095	2,963,468	4,011,381	4,551,442	4,694,574	5,688,940

Contract owners’ equity at end of period	$2,473,867	2,266,272	4,461,725	3,386,095	4,982,113	4,011,381	7,188,719	4,694,574

CHANGE IN UNITS:
Beginning units	207,736	203,014	142,133	122,589	128,563	119,412	129,303	116,876
Units purchased	26,162	22,014	52,922	31,990	18,342	16,584	42,190	19,125
Units surrendered	(38,419)	(17,292)	(21,008)	(12,446)	(17,675)	(7,433)	(21,536)	(6,698)

Ending units	195,479	207,736	174,047	142,133	129,230	128,563	149,957	129,303

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MMCGSC		MNDIC		MNDSC		MV2IGI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	52	18
Realized gain (loss) on investments	17	-	(328,458)	(183,820)	-	-	111	123
Change in unrealized gain (loss) on investments	2,103	-	975,234	(3,322,182)	753	-	2,672	(6,350)
Reinvested capital gains	202	-	-	1,514,650	-	-	893	2,301

Net increase (decrease) in contract owners’ equity resulting from operations	2,322	-	646,776	(1,991,352)	753	-	3,728	(3,908)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	20,490	-	315,017	345,265	-	-	-	-
Transfers between funds	14,288	-	(253,326)	(66,728)	7,465	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(2,986)	-	(278,806)	(279,561)	(8)	-	(721)	(654)
Adjustments to maintain reserves	-	-	219	868	-	-	(3)	16

Net equity transactions	31,792	-	(216,896)	(156)	7,457	-	(724)	(638)

Net change in contract owners’ equity	34,114	-	429,880	(1,991,508)	8,210	-	3,004	(4,546)
Contract owners’ equity at beginning of period	-	-	4,625,301	6,616,809	-	-	15,870	20,416

Contract owners’ equity at end of period	$34,114	-	5,055,181	4,625,301	8,210	-	18,874	15,870

CHANGE IN UNITS:
Beginning units	-	-	172,756	173,596	-	-	672	698
Units purchased	3,293	-	16,103	21,872	1,165	-	-	-
Units surrendered	(287)	-	(23,831)	(22,712)	(1)	-	(28)	(26)

Ending units	3,006	-	165,028	172,756	1,164	-	644	672

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MV2RIS		MV3LMS		MV3MVI		MVFIC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	2	-	47,357	17,475	363,025	271,305
Realized gain (loss) on investments	-	-	-	-	(30,486)	4,950	144,819	467,828
Change in unrealized gain (loss) on investments	-	-	171	-	264,521	(274,789)	(258,883)	(3,120,886)
Reinvested capital gains	-	-	-	-	89,813	145,681	1,525,896	1,156,306

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	173	-	371,205	(106,683)	1,774,857	(1,225,447)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	48	-	784	-	1,378,293	585,762	3,864,234	3,426,687
Transfers between funds	-	- 4,949		-	540,445	666,999	(245,067)	(1,745,557)
Surrenders (notes 2, 3, 4, 5 and 6)	(13)	-	(190)	-	(257,736)	(190,544)	(1,370,993)	(1,422,019)
Adjustments to maintain reserves	-	-	2	-	60	(1,940)	630	1,842

Net equity transactions	35	- 5,545		-	1,661,062	1,060,277	2,248,804	260,953

Net change in contract owners’ equity	35	- 5,718		-	2,032,267	953,594	4,023,661	(964,494)
Contract owners’ equity at beginning of period	-	-	-	-	1,878,254	924,660	20,258,059	21,222,553

Contract owners’ equity at end of period	$35	- 5,718		-	3,910,521	1,878,254	24,281,720	20,258,059

CHANGE IN UNITS:
Beginning units	-	-	-	-	114,117	51,244	474,335	467,562
Units purchased	4	-	570	-	131,008	77,227	118,016	79,678
Units surrendered	(1)	-	(19)	-	(34,356)	(14,354)	(65,585)	(72,905)

Ending units	3	-	551	-	210,769	114,117	526,766	474,335

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MVIGIC		MVIVIC		MVIVSC		MVUIC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$54,773	20,563	82,248	86,778	268	284	38,179	14,952
Realized gain (loss) on investments	(14,109)	(6,681)	200,240	363,815	4,209	1,299	6,033	8,163
Change in unrealized gain (loss) on investments	457,034	(718,285)	728,384	(4,295,151)	91	(21,485)	(112,100)	(37,488)
Reinvested capital gains	156,195	195,102	854,645	482,548	4,288	2,497	59,076	23,700

Net increase (decrease) in contract owners’ equity resulting from operations	653,893	(509,301)	1,865,517	(3,362,010)	8,856	(17,405)	(8,812)	9,327

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,571,471	677,037	689,396	642,682	-	-	597,430	202,461
Transfers between funds	952,843	316,271	(650,170)	(206,731)	(7,235)	-	29,630	182,369
Surrenders (notes 2, 3, 4, 5 and 6)	(293,726)	(194,759)	(593,164)	(864,628)	(2,715)	(3,119)	(106,296)	(71,346)
Adjustments to maintain reserves	167	95	730	3,193	(2)	17	24	(66)

Net equity transactions	2,230,755	798,644	(553,208)	(425,484)	(9,952)	(3,102)	520,788	313,418

Net change in contract owners’ equity	2,884,648	289,343	1,312,309	(3,787,494)	(1,096)	(20,507)	511,976	322,745
Contract owners’ equity at beginning of period	3,612,743	3,323,400	10,711,302	14,498,796	53,011	73,518	822,544	499,799

Contract owners’ equity at end of period	$6,497,391	3,612,743	12,023,611	10,711,302	51,915	53,011	1,334,520	822,544

CHANGE IN UNITS:
Beginning units	306,145	239,511	472,370	488,771	2,072	2,191	52,266	31,998
Units purchased	226,756	85,905	36,542	38,644	-	-	43,687	27,927
Units surrendered	(52,951)	(19,271)	(58,238)	(55,045)	(343)	(119)	(9,329)	(7,659)

Ending units	479,950	306,145	450,674	472,370	1,729	2,072	86,624	52,266

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MGRFV		MSGI2		DTRTFB		DTRTFY
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$6	-	532	-	34,586	21,923	654	-
Realized gain (loss) on investments	-	-	(2,731)	-	(25,492)	(2,654)	-	(1,596)
Change in unrealized gain (loss) on investments	(22)	-	2,024	-	42,012	(120,249)	829	-
Reinvested capital gains	23	-	3,306	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7	-	3,131	-	51,106	(100,980)	1,483	(1,596)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	312	-	12,861	-	145,645	153,172	4,790	-
Transfers between funds	-	-	34,406	-	244,471	(4,405)	14,928	1,604
Surrenders (notes 2, 3, 4, 5 and 6)	31	-	(88)	-	(57,208)	(43,153)	(10)	(8)
Adjustments to maintain reserves	1	-	1	-	20	114	(1)	-

Net equity transactions	344	-	47,180	-	332,928	105,728	19,707	1,596

Net change in contract owners’ equity	351	-	50,311	-	384,034	4,748	21,190	-
Contract owners’ equity at beginning of period	-	-	-	-	730,111	725,363	-	-

Contract owners’ equity at end of period	$351	-	50,311	-	1,114,145	730,111	21,190	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	75,046	64,707	-	-
Units purchased	33	-	5,196	-	47,895	16,133	2,304	5,120
Units surrendered	-	-	(10)	-	(14,559)	(5,794)	(1)	(5,120)

Ending units	33	-	5,186	-	108,382	75,046	2,303	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	EIF		GBF		GEM		GIG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$70,478	59,289	60,548	51,323	246,898	134,701	26,422	32,657
Realized gain (loss) on investments	64	24,626	(166,089)	(106,203)	142,132	76,907	(23,670)	(5,738)
Change in unrealized gain (loss) on investments	49,964	(605,394)	206,046	(302,058)	230,657	(4,450,090)	177,131	(279,305)
Reinvested capital gains	301,947	384,896	-	-	-	-	-	109,051

Net increase (decrease) in contract owners’ equity resulting from operations	422,453	(136,583)	100,505	(356,938)	619,687	(4,238,482)	179,883	(143,335)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	168,980	182,240	689,518	802,072	1,104,757	1,189,867	45,517	40,882
Transfers between funds	(305,785)	602,126	(649,471)	(892,570)	203,200	1,803,830	42,762	(25,077)
Surrenders (notes 2, 3, 4, 5 and 6)	(285,698)	(135,420)	(109,250)	(119,410)	(981,972)	(1,110,875)	(129,916)	(46,089)
Adjustments to maintain reserves	(114)	712	(478)	3,500	(3,443)	6,409	120	649

Net equity transactions	(422,617)	649,658	(69,681)	(206,408)	322,542	1,889,231	(41,517)	(29,635)

Net change in contract owners’ equity	(164)	513,075	30,824	(563,346)	942,229	(2,349,251)	138,366	(172,970)
Contract owners’ equity at beginning of period	3,924,804	3,411,729	2,305,772	2,869,118	14,028,139	16,377,390	846,431	1,019,401

Contract owners’ equity at end of period	$3,924,640	3,924,804	2,336,596	2,305,772	14,970,368	14,028,139	984,797	846,431

CHANGE IN UNITS:
Beginning units	110,110	91,897	158,815	172,812	1,400,697	1,230,609	65,373	67,613
Units purchased	8,280	26,161	61,293	55,795	223,016	297,585	9,207	3,994
Units surrendered	(20,069)	(7,948)	(66,396)	(69,792)	(188,676)	(127,497)	(12,083)	(6,234)

Ending units	98,321	110,110	153,712	158,815	1,435,037	1,400,697	62,497	65,373

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVAAA2		GVABD2		GVAGG2		GVAGI2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	487,505	96,710	(9,000)	(2,004)	167,431	102,882	73,886	14,107
Change in unrealized gain (loss) on investments	1,432,176	(10,239,370)	55,844	(166,584)	545,193	(2,827,878)	444,086	(844,665)
Reinvested capital gains	7,209,178	2,167,391	-	21,644	722,769	423,325	376,851	92,116

Net increase (decrease) in contract owners’ equity resulting from operations	9,128,859	(7,975,269)	46,844	(146,944)	1,435,393	(2,301,671)	894,823	(738,442)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	10,822,084	12,540,094	37,816	34,709	362,049	382,055	110,369	113,804
Transfers between funds	(3,432,287)	1,377,470	103,510	22,627	(124,393)	(144,685)	(43,825)	(41,542)
Surrenders (notes 2, 3, 4, 5 and 6)	(4,725,243)	(4,162,437)	(59,659)	(61,153)	(595,761)	(409,442)	(270,846)	(137,938)
Adjustments to maintain reserves	(5,076)	1,584	87	791	(380)	2,860	692	3,923

Net equity transactions	2,659,478	9,756,711	81,754	(3,026)	(358,485)	(169,212)	(203,610)	(61,753)

Net change in contract owners’ equity	11,788,337	1,781,442	128,598	(149,970)	1,076,908	(2,470,883)	691,213	(800,195)
Contract owners’ equity at beginning of period	60,400,616	58,619,174	1,001,086	1,151,056	6,648,082	9,118,965	3,599,427	4,399,622

Contract owners’ equity at end of period	$72,188,953	60,400,616	1,129,684	1,001,086	7,724,990	6,648,082	4,290,640	3,599,427

CHANGE IN UNITS:
Beginning units	2,265,868	1,896,804	70,408	70,590	198,263	203,816	123,371	125,439
Units purchased	492,496	536,509	14,019	5,074	18,978	19,565	14,884	4,290
Units surrendered	(379,474)	(167,445)	(8,397)	(5,256)	(28,625)	(25,118)	(21,243)	(6,358)

Ending units	2,378,890	2,265,868	76,030	70,408	188,616	198,263	117,012	123,371

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVAGR2		GVDMA		GVDMC		GVEX1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	2,658,179	1,866,261
Realized gain (loss) on investments	430,547	59,352	(167,829)	(43,510)	(7,544)	(3,756)	(5,340,661)	(239,739)
Change in unrealized gain (loss) on investments	1,653,944	(5,091,460)	1,525,391	(4,885,932)	61,559	(165,721)	43,702,553	(121,843,450)
Reinvested capital gains	1,106,866	1,199,835	94,071	3,000,448	-	91,372	230,876	92,577,312

Net increase (decrease) in contract owners’ equity resulting from operations	3,191,357	(3,832,273)	1,451,633	(1,928,994)	54,015	(78,105)	41,250,947	(27,639,616)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	289,114	280,103	198,209	110,607	12,874	24,841	43,725,640	41,240,110
Transfers between funds	(467,160)	88,909	(17,245)	73,104	265	1,043	7,917,250	2,379,310
Surrenders (notes 2, 3, 4, 5 and 6)	(931,400)	(407,178)	(677,061)	(494,400)	(23,607)	24,412	(11,490,709)	(16,353,974)
Adjustments to maintain reserves	(290)	4,738	1,085	69	(1)	5	4,510	12,864

Net equity transactions	(1,109,736)	(33,428)	(495,012)	(310,620)	(10,469)	50,301	40,156,691	27,278,310

Net change in contract owners’ equity	2,081,621	(3,865,701)	956,621	(2,239,614)	43,546	(27,804)	81,407,638	(361,306)
Contract owners’ equity at beginning of period	8,807,429	12,673,130	8,361,556	10,601,170	485,399	513,203	143,099,142	143,460,448

Contract owners’ equity at end of period	$10,889,050	8,807,429	9,318,177	8,361,556	528,945	485,399	224,506,780	143,099,142

CHANGE IN UNITS:
Beginning units	214,651	215,538	311,347	322,580	23,866	21,602	5,010,787	4,103,411
Units purchased	11,457	9,740	7,329	23,790	1,407	4,397	1,818,308	1,551,655
Units surrendered	(33,734)	(10,627)	(24,457)	(35,023)	(1,895)	(2,133)	(587,809)	(644,279)

Ending units	192,374	214,651	294,219	311,347	23,378	23,866	6,241,286	5,010,787

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVEXD		GVIDA		GVIDC		GVIDM
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$14,453	1,438	-	-	-	-	-	-
Realized gain (loss) on investments	(7,621)	(7,276)	(50,738)	(16,028)	(3,229)	(3,136)	(235,273)	(131,250)
Change in unrealized gain (loss) on investments	147,053	(44,742)	370,201	(949,691)	41,340	(103,865)	846,244	(2,223,203)
Reinvested capital gains	1,350	48,683	22,076	525,196	-	37,541	-	1,426,533

Net increase (decrease) in contract owners’ equity resulting from operations	155,235	(1,897)	341,539	(440,523)	38,111	(69,460)	610,971	(927,920)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	629,940	152,939	50,546	53,623	3,589	3,518	59,104	56,261
Transfers between funds	539,584	19,409	(13,359)	(19,551)	-	7,784	(8,252)	(92,158)
Surrenders (notes 2, 3, 4, 5 and 6)	(302,087)	(66,425)	(165,109)	(113,735)	(21,975)	(32,938)	(393,254)	(323,204)
Adjustments to maintain reserves	3	(5)	16	(22)	(7)	12	(195)	1,330

Net equity transactions	867,440	105,918	(127,906)	(79,685)	(18,393)	(21,624)	(342,597)	(357,771)

Net change in contract owners’ equity	1,022,675	104,021	213,633	(520,208)	19,718	(91,084)	268,374	(1,285,691)
Contract owners’ equity at beginning of period	104,021	-	1,836,255	2,356,463	484,747	575,831	4,319,233	5,604,924

Contract owners’ equity at end of period	$1,126,696	104,021	2,049,888	1,836,255	504,465	484,747	4,587,607	4,319,233

CHANGE IN UNITS:
Beginning units	12,510	-	64,249	66,878	28,560	29,790	183,632	198,848
Units purchased	130,431	20,010	1,675	1,851	205	650	3,067	4,743
Units surrendered	(35,378)	(7,500)	(5,844)	(4,480)	(1,252)	(1,880)	(16,686)	(19,959)

Ending units	107,563	12,510	60,080	64,249	27,513	28,560	170,013	183,632

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVIX2		GVIXY		HIBF		IDPG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$59,862	100,857	3,630	173	232,341	204,868	-	-
Realized gain (loss) on investments	(7,159)	29,416	297	-	(46,774)	(31,888)	(19,687)	8,084
Change in unrealized gain (loss) on investments	371,961	(621,151)	8,787	514	280,364	(654,793)	647,350	(1,421,190)
Reinvested capital gains	-	-	-	-	-	-	-	736,451

Net increase (decrease) in contract owners’ equity resulting from operations	424,664	(490,878)	12,714	687	465,931	(481,813)	627,663	(676,655)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	126,585	182,597	60,404	-	260,019	229,789	820,065	1,021,807
Transfers between funds	(164,703)	(130,450)	65,423	5,229	33,835	(1,470)	42,648	135,647
Surrenders (notes 2, 3, 4, 5 and 6)	(215,230)	(282,627)	(321)	(3)	(269,032)	(266,660)	(331,801)	(349,566)
Adjustments to maintain reserves	216	2,112	-	(2)	3,356	4,120	19	-

Net equity transactions	(253,132)	(228,368)	125,506	5,224	28,178	(34,221)	530,931	807,888

Net change in contract owners’ equity	171,532	(719,246)	138,220	5,911	494,109	(516,034)	1,158,594	131,233
Contract owners’ equity at beginning of period	2,595,195	3,314,441	5,911	-	3,522,520	4,038,554	4,483,218	4,351,985

Contract owners’ equity at end of period	$2,766,727	2,595,195	144,131	5,911	4,016,629	3,522,520	5,641,812	4,483,218

CHANGE IN UNITS:
Beginning units	211,633	231,075	700	-	149,240	150,687	329,539	272,051
Units purchased	27,648	21,711	13,957	700	15,415	12,109	65,026	81,393
Units surrendered	(46,952)	(41,153)	(155)	-	(14,226)	(13,556)	(28,225)	(23,905)

Ending units	192,329	211,633	14,502	700	150,429	149,240	366,340	329,539

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	IDPGI		MCIF		MCIFD		MSBF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	265,278	222,394	403	17	128,679	78,247
Realized gain (loss) on investments	(40,680)	(657)	(93,102)	40,293	346	(9,075)	(19,712)	(13,147)
Change in unrealized gain (loss) on investments	254,387	(417,211)	1,827,049	(7,486,926)	512	-	(44,290)	(110,237)
Reinvested capital gains	-	176,990	1,069,838	4,724,953	1,153	6,312	123,217	-

Net increase (decrease) in contract owners’ equity resulting from operations	213,707	(240,878)	3,069,063	(2,499,286)	2,414	(2,746)	187,894	(45,137)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	436,473	478,604	2,335,843	2,292,355	24,138	-	138,804	86,984
Transfers between funds	(521)	(2,390)	548,809	754,982	16,363	2,770	230,617	364,986
Surrenders (notes 2, 3, 4, 5 and 6)	(327,851)	(132,913)	(1,159,926)	(1,215,780)	(58)	(24)	(236,013)	(177,963)
Adjustments to maintain reserves	2	(1,289)	(104)	3,169	-	-	192	590

Net equity transactions	108,103	342,012	1,724,622	1,834,726	40,443	2,746	133,600	274,597

Net change in contract owners’ equity	321,810	101,134	4,793,685	(664,560)	42,857	-	321,494	229,460
Contract owners’ equity at beginning of period	1,654,664	1,553,530	18,121,822	18,786,382	-	-	2,107,854	1,878,394

Contract owners’ equity at end of period	$1,976,474	1,654,664	22,915,507	18,121,822	42,857	-	2,429,348	2,107,854

CHANGE IN UNITS:
Beginning units	132,557	107,194	396,475	355,949	-	-	106,052	92,337
Units purchased	33,658	35,522	84,102	72,550	5,441	2,807	27,900	24,287
Units surrendered	(25,318)	(10,159)	(48,587)	(32,024)	(1,105)	(2,807)	(21,506)	(10,572)

Ending units	140,897	132,557	431,990	396,475	4,336	-	112,446	106,052

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NCPG		NCPGI		NJMMAY		NJNDE2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	8,753	-	-	-
Realized gain (loss) on investments	37,727	48,768	10,475	67,744	(4,868)	(1,709)	-	-
Change in unrealized gain (loss) on investments	728,221	(1,140,069)	701,922	(688,202)	16,341	(25,837)	-	-
Reinvested capital gains	119,976	-	-	-	-	2,613	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	885,924	(1,091,301)	712,397	(620,458)	20,226	(24,933)	-	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,190,778	1,504,100	1,280,469	2,431,203	145,980	94,142	4,686	-
Transfers between funds	(455,400)	229,339	148,284	(194,349)	(8,609)	6,139	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(683,896)	(499,404)	(470,223)	(351,530)	(32,005)	(24,714)	(34)	-
Adjustments to maintain reserves	11,123	158,034	(40)	68	3	(8)	-	-

Net equity transactions	62,605	1,392,069	958,490	1,885,392	105,369	75,559	4,652	-

Net change in contract owners’ equity	948,529	300,768	1,670,887	1,264,934	125,595	50,626	4,652	-
Contract owners’ equity at beginning of period	7,073,599	6,772,831	4,988,953	3,724,019	178,563	127,937	-	-

Contract owners’ equity at end of period	$8,022,128	7,073,599	6,659,840	4,988,953	304,158	178,563	4,652	-

CHANGE IN UNITS:
Beginning units	514,580	418,380	394,813	254,588	18,629	11,260	-	-
Units purchased	76,993	134,171	95,870	184,970	15,818	10,572	427	-
Units surrendered	(73,360)	(37,971)	(23,044)	(44,745)	(5,397)	(3,203)	(3)	-

Ending units	518,213	514,580	467,639	394,813	29,050	18,629	424	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVAMV1		NVAMVX		NVBX		NVBXD
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$64,221	47,419	79,359	51,739	175,383	120,403	1,556	-
Realized gain (loss) on investments	4,020	143,742	122,569	129,772	(93,482)	(37,003)	(203)	-
Change in unrealized gain (loss) on investments	41,813	(795,306)	(77,457)	(728,254)	232,846	(853,462)	1,161	-
Reinvested capital gains	206,760	545,427	235,391	524,906	-	38,057	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	316,814	(58,718)	359,862	(21,837)	314,747	(732,005)	2,514	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	(196)	7	370,661	480,428	1,073,116	717,053	46,199	-
Transfers between funds	(223,177)	(751,230)	67,640	365,432	1,223,883	14,015	8,908	-
Surrenders (notes 2, 3, 4, 5 and 6)	(264,522)	(193,900)	(344,621)	(241,332)	(474,094)	(259,697)	(32)	-
Adjustments to maintain reserves	(9)	2	(370)	2,684	524	704	-	-

Net equity transactions	(487,904)	(945,121)	93,310	607,212	1,823,429	472,075	55,075	-

Net change in contract owners’ equity	(171,090)	(1,003,839)	453,172	585,375	2,138,176	(259,930)	57,589	-
Contract owners’ equity at beginning of period	3,935,038	4,938,877	3,894,825	3,309,450	5,087,192	5,347,122	-	-

Contract owners’ equity at end of period	$3,763,948	3,935,038	4,347,997	3,894,825	7,225,368	5,087,192	57,589	-

CHANGE IN UNITS:
Beginning units	82,356	102,198	246,397	207,230	477,342	434,563	-	-
Units purchased	1,529	-	52,363	79,738	237,613	83,834	6,386	-
Units surrendered	(11,509)	(19,842)	(46,396)	(40,571)	(70,444)	(41,055)	(38)	-

Ending units	72,376	82,356	252,364	246,397	644,511	477,342	6,348	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVCBD1		NVCCA1		NVCCAY		NVCCN1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$85,201	62,408	-	-	-	-	-	-
Realized gain (loss) on investments	(42,999)	(49,250)	(39,035)	(238,627)	122	-	(2,337)	886
Change in unrealized gain (loss) on investments	95,480	(460,137)	2,671,962	(6,276,704)	43,460	-	203,613	(465,043)
Reinvested capital gains	-	2,949	2,365,898	1,359,556	-	-	64,413	66,852

Net increase (decrease) in contract owners’ equity resulting from operations	137,682	(444,030)	4,998,825	(5,155,775)	43,582	-	265,689	(397,305)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	150,526	141,339	4,070,591	3,488,386	877,059	-	345,794	405,056
Transfers between funds	154,704	(202,141)	(1,407,398)	1,226,630	-	-	7,385	(10,981)
Surrenders (notes 2, 3, 4, 5 and 6)	(187,950)	(102,294)	(2,031,539)	(2,474,716)	(5,007)	-	(322,752)	(310,740)
Adjustments to maintain reserves	146	949	831	5,510	1	-	(180)	920

Net equity transactions	117,426	(162,147)	632,485	2,245,810	872,053	-	30,247	84,255

Net change in contract owners’ equity	255,108	(606,177)	5,631,310	(2,909,965)	915,635	-	295,936	(313,050)
Contract owners’ equity at beginning of period	2,540,461	3,146,638	30,167,872	33,077,837	-	-	2,960,902	3,273,952

Contract owners’ equity at end of period	$2,795,569	2,540,461	35,799,182	30,167,872	915,635	-	3,256,838	2,960,902

CHANGE IN UNITS:
Beginning units	173,162	182,969	1,422,060	1,326,078	-	-	190,487	185,414
Units purchased	26,915	16,947	190,507	220,816	84,535	-	23,073	25,409
Units surrendered	(18,920)	(26,754)	(163,494)	(124,834)	(470)	-	(21,178)	(20,336)

Ending units	181,157	173,162	1,449,073	1,422,060	84,065	-	192,382	190,487

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVCCNY		NVCMA1		NVCMAY		NVCMC1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	1	-	(425,567)	(366,101)	1	-	(9,017)	(3,603)
Change in unrealized gain (loss) on investments	27	-	7,731,722	(11,918,712)	31	-	248,338	(606,984)
Reinvested capital gains	-	-	4,576,077	1,218,276	-	-	187,896	98,229

Net increase (decrease) in contract owners’ equity resulting from operations	28	-	11,882,232	(11,066,537)	32	-	427,217	(512,358)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	5,992	-	8,373,227	7,323,869	15,172	-	562,712	478,668
Transfers between funds	-	-	770,198	(1,170,516)	-	-	(106,130)	60,312
Surrenders (notes 2, 3, 4, 5 and 6)	(259)	-	(5,504,646)	(4,954,473)	(394)	-	(352,756)	(366,612)
Adjustments to maintain reserves	-	-	(6,211)	23,995	-	-	(27)	719
Net equity transactions	5,733	-	3,632,568	1,222,875	14,778	-	103,799	173,087

Net change in contract owners’ equity	5,761	-	15,514,800	(9,843,662)	14,810	-	531,016	(339,271)

Contract owners’ equity at beginning of period	-	-	64,008,280	73,851,942	-	-	3,535,720	3,874,991

Contract owners’ equity at end of period	$5,761	-	79,523,080	64,008,280	14,810	-	4,066,736	3,535,720

CHANGE IN UNITS:
Beginning units	-	-	2,890,410	2,834,276	-	-	197,348	188,057
Units purchased	568	-	419,447	331,974	1,389	-	33,593	28,959
Units surrendered	(25)	-	(268,331)	(275,840)	(37)	-	(28,050)	(19,668)

Ending units	543	-	3,041,526	2,890,410	1,352	-	202,891	197,348

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVCMD1		NVCMDY		NVCRA1		NVCRAY
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	(267,592)	(222,305)	1	-	274,064	236,683	4	-
Change in unrealized gain (loss) on investments	2,863,218	(6,030,680)	29	-	5,282,371	(6,189,861)	37	-
Reinvested capital gains	2,241,957	983,878	-	-	2,780,137	135,135	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,837,583	(5,269,107)	30	-	8,336,572	(5,818,043)	41	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,476,477	2,403,682	6,012	-	15,601,178	7,355,960	15,049	-
Transfers between funds	408,385	(59,786)	-	-	235,390	543,766	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(2,913,068)	(2,483,130)	(260)	-	(3,259,324)	(3,170,854)	(704)	-
Adjustments to maintain reserves	1,695	10,762	-	-	(1,536)	6,862	-	-

Net equity transactions	973,489	(128,472)	5,752	-	12,575,708	4,735,734	14,345	-

Net change in contract owners’ equity	5,811,072	(5,397,579)	5,782	-	20,912,280	(1,082,309)	14,386	-
Contract owners’ equity at beginning of period	31,970,757	37,368,336	-	-	35,929,814	37,012,123	-	-

Contract owners’ equity at end of period	$37,781,829	31,970,757	5,782	-	56,842,094	35,929,814	14,386	-

CHANGE IN UNITS:
Beginning units	1,583,493	1,590,226	-	-	1,565,783	1,367,218	-	-
Units purchased	192,349	130,239	558	-	652,117	339,091	1,373	-
Units surrendered	(147,957)	(136,972)	(24)	-	(149,158)	(140,526)	(64)	-

Ending units	1,627,885	1,583,493	534	-	2,068,742	1,565,783	1,309	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVCRB1		NVCRBY		NVDBL2		NVDBLP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	(95,786)	(32,263)	1	-	(3,714)	(935)	(580,056)	(87,205)
Change in unrealized gain (loss) on investments	1,181,688	(2,408,433)	29	-	53,998	(169,236)	1,847,349	(3,852,186)
Reinvested capital gains	706,577	449,337	-	-	-	92,781	-	2,205,706

Net increase (decrease) in contract owners’ equity resulting from operations	1,792,479	(1,991,359)	30	-	50,284	(77,390)	1,267,293	(1,733,685)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,877,497	1,599,728	6,007	-	1,649	2,065	1,114,686	1,446,568
Transfers between funds	(148,904)	188,759	-	-	(2,394)	(301)	(337,300)	(28,750)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,347,169)	(964,416)	(260)	-	(40,422)	(37,084)	(1,969,127)	(1,028,165)
Adjustments to maintain reserves	(37)	2,560	-	-	(824)	5	(5,170)	3,460

Net equity transactions	381,387	826,631	5,747	-	(41,991)	(35,315)	(1,196,911)	393,113

Net change in contract owners’ equity	2,173,866	(1,164,728)	5,777	-	8,293	(112,705)	70,382	(1,340,572)
Contract owners’ equity at beginning of period	13,266,684	14,431,412	-	-	409,055	521,760	10,274,875	11,615,447

Contract owners’ equity at end of period	$15,440,550	13,266,684	5,777	-	417,348	409,055	10,345,257	10,274,875

CHANGE IN UNITS:
Beginning units	701,641	659,423	-	-	18,762	20,344	634,551	610,916
Units purchased	96,739	96,625	560	-	121	140	72,522	88,717
Units surrendered	(78,259)	(54,407)	(24)	-	(1,949)	(1,722)	(142,364)	(65,082)

Ending units	720,121	701,641	536	-	16,934	18,762	564,709	634,551

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVDCA2		NVDCAP		NVDMAP		NVDMCP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	(60)	(19)	(701,681)	(91,588)	(2,748,321)	(821,494)	(110,199)	(17,821)
Change in unrealized gain (loss) on investments	454	(1,435)	2,779,172	(7,014,745)	17,771,865	(48,368,660)	357,079	(744,336)
Reinvested capital gains	3	902	12,861	4,451,630	1,058,544	30,415,733	-	408,521

Net increase (decrease) in contract owners’ equity resulting from operations	397	(552)	2,090,352	(2,654,703)	16,082,088	(18,774,421)	246,880	(353,636)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	221	1,387,012	1,710,827	9,872,533	9,316,131	338,280	304,680
Transfers between funds	-	274	(841,145)	(213,522)	(347,397)	95,503	(249,021)	53,702
Surrenders (notes 2, 3, 4, 5 and 6)	(138)	(627)	(1,239,500)	(1,148,951)	(6,315,821)	(5,874,716)	(208,028)	(230,735)
Adjustments to maintain reserves	5	(9)	(994)	2,493	5,334	29,304	52	650

Net equity transactions	(133)	(141)	(694,627)	350,847	3,214,649	3,566,222	(118,717)	128,297

Net change in contract owners’ equity	264	(693)	1,395,725	(2,303,856)	19,296,737	(15,208,199)	128,163	(225,339)
Contract owners’ equity at beginning of period	2,478	3,171	12,915,170	15,219,026	86,934,800	102,142,999	2,252,736	2,478,075

Contract owners’ equity at end of period	$2,742	2,478	14,310,895	12,915,170	106,231,537	86,934,800	2,380,899	2,252,736

CHANGE IN UNITS:
Beginning units	91	96	683,551	664,559	4,336,966	4,166,909	149,298	140,684
Units purchased	-	19	73,883	89,305	549,878	535,901	22,678	23,805
Units surrendered	(4)	(24)	(107,629)	(70,313)	(400,894)	(365,844)	(30,394)	(15,191)

Ending units	87	91	649,805	683,551	4,485,950	4,336,966	141,582	149,298

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVFIII		NVFIY		NVGEII		NVGEY
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$19,950	10,897	2,534	-	14,315	9,749	3,064	1,056
Realized gain (loss) on investments	(28,319)	(7,492)	(7)	-	7,850	4,883	2,000	(77)
Change in unrealized gain (loss) on investments	44,346	(70,818)	1,474	-	129,800	(78,505)	16,096	2,454
Reinvested capital gains	-	-	-	-	-	1	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	35,977	(67,413)	4,001	-	151,965	(63,872)	21,160	3,433

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	229,206	175,449	35,048	-	328,817	211,863	27,699	7,159
Transfers between funds	8,904	83,607	46,782	-	985,183	79,224	71,342	39,775
Surrenders (notes 2, 3, 4, 5 and 6)	(66,330)	(54,508)	(180)	-	(64,544)	(13,347)	(1,150)	(32)
Adjustments to maintain reserves	(3)	(1)	-	-	(1)	(127)	(210)	(2)

Net equity transactions	171,777	204,547	81,650	-	1,249,455	277,613	97,681	46,900

Net change in contract owners’ equity	207,754	137,134	85,651	-	1,401,420	213,741	118,841	50,333
Contract owners’ equity at beginning of period	587,975	450,841	-	-	616,444	402,703	50,333	-

Contract owners’ equity at end of period	$795,729	587,975	85,651	-	2,017,864	616,444	169,174	50,333

CHANGE IN UNITS:
Beginning units	61,465	40,656	-	-	48,077	26,263	6,031	-
Units purchased	34,636	26,918	9,431	-	90,383	25,791	10,907	6,032
Units surrendered	(17,044)	(6,109)	(21)	-	(7,840)	(3,977)	(193)	(1)

Ending units	79,057	61,465	9,410	-	130,620	48,077	16,745	6,031

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVIDAP		NVIDCP		NVIDMP		NVIE6
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	2,146	2,912
Realized gain (loss) on investments	(619,604)	(166,380)	(20,038)	(18,148)	(947,045)	(410,413)	833	383
Change in unrealized gain (loss) on investments	7,352,412	(16,900,022)	297,257	(712,944)	5,103,722	(12,925,772)	12,900	(27,573)
Reinvested capital gains	456,580	9,535,055	-	246,829	-	8,280,827	-	10,459

Net increase (decrease) in contract owners’ equity resulting from operations	7,189,388	(7,531,347)	277,219	(484,263)	4,156,677	(5,055,358)	15,879	(13,819)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	5,717,091	5,924,227	454,804	535,558	2,857,945	3,865,718	-	-
Transfers between funds	(122,402)	795,357	216,456	(470,425)	546,421	16,346	(253)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(2,523,025)	(2,659,250)	(314,085)	(489,921)	(2,138,816)	(2,017,362)	(10,193)	(3,075)
Adjustments to maintain reserves	1,216	3,833	278	1,750	1,312	9,298	(2)	4

Net equity transactions	3,072,880	4,064,167	357,453	(423,038)	1,266,862	1,874,000	(10,448)	(3,071)

Net change in contract owners’ equity	10,262,268	(3,467,180)	634,672	(907,301)	5,423,539	(3,181,358)	5,431	(16,890)
Contract owners’ equity at beginning of period	35,365,226	38,832,406	3,185,433	4,092,734	27,125,829	30,307,187	79,343	96,233

Contract owners’ equity at end of period	$45,627,494	35,365,226	3,820,105	3,185,433	32,549,368	27,125,829	84,774	79,343

CHANGE IN UNITS:
Beginning units	1,626,621	1,450,791	246,240	278,273	1,548,307	1,444,639	6,261	6,502
Units purchased	287,096	294,343	52,513	39,993	214,057	232,159	-	-
Units surrendered	(157,789)	(118,513)	(25,733)	(72,026)	(146,164)	(128,491)	(754)	(241)

Ending units	1,755,928	1,626,621	273,020	246,240	1,616,200	1,548,307	5,507	6,261

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVIX		NVLCP1		NVLCPY		NVMIG1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$280,877	357,267	666,614	463,469	-	-	53,893	-
Realized gain (loss) on investments	(22,823)	(20,388)	(355,002)	(68,342)	-	-	(73,052)	(128,711)
Change in unrealized gain (loss) on investments	1,418,281	(1,515,786)	952,684	(3,062,466)	-	-	429,379	(1,572,709)
Reinvested capital gains	-	-	-	203,955	-	-	-	111,398

Net increase (decrease) in contract owners’ equity resulting from operations	1,676,335	(1,178,907)	1,264,296	(2,463,384)	-	-	410,220	(1,590,022)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	856,192	1,023,053	1,921,230	1,815,190	-	-	181,872	158,865
Transfers between funds	1,066,568	1,517,607	88,994	222,494	20	-	(42,066)	24,025
Surrenders (notes 2, 3, 4, 5 and 6)	(471,177)	(294,306)	(1,107,323)	(1,182,780)	(20)	-	(147,171)	(157,168)
Adjustments to maintain reserves	63	(1)	1,130	4,218	-	-	(156)	912

Net equity transactions	1,451,646	2,246,353	904,031	859,122	-	-	(7,521)	26,634

Net change in contract owners’ equity	3,127,981	1,067,446	2,168,327	(1,604,262)	-	-	402,699	(1,563,388)
Contract owners’ equity at beginning of period	9,198,124	8,130,678	16,723,816	18,328,078	-	-	2,616,921	4,180,309

Contract owners’ equity at end of period	$12,326,105	9,198,124	18,892,143	16,723,816	-	-	3,019,620	2,616,921

CHANGE IN UNITS:
Beginning units	747,105	566,013	1,030,121	976,982	-	-	211,396	209,616
Units purchased	170,795	225,197	227,697	158,702	2	-	19,956	25,953
Units surrendered	(66,400)	(44,105)	(174,279)	(105,563)	(2)	-	(20,470)	(24,173)

Ending units	851,500	747,105	1,083,539	1,030,121	-	-	210,882	211,396

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVMIVX		NVMLG1		NVMM2		NVMMG1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$109,830	136,274	344,405	302,933	14,876	3,979	-	-
Realized gain (loss) on investments	37,195	14,520	(325,135)	(327,357)	-	-	(437,527)	(698,313)
Change in unrealized gain (loss) on investments	442,954	(378,122)	1,615,113	(1,826,374)	-	-	1,491,742	(4,413,362)
Reinvested capital gains	-	-	332,622	1,079,280	-	7	-	1,601,577

Net increase (decrease) in contract owners’ equity resulting from operations	589,979	(227,328)	1,967,005	(771,518)	14,876	3,986	1,054,215	(3,510,098)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	184,941	193,754	276,689	232,027	25,616	19,060	359,422	352,764
Transfers between funds	(29,032)	(26,759)	695,430	364,909	19,226	354,850	(160,616)	(1,422,562)
Surrenders (notes 2, 3, 4, 5 and 6)	(182,638)	(130,009)	(331,021)	(400,218)	(54,049)	(35,794)	(310,972)	(465,713)
Adjustments to maintain reserves	(221)	1,095	172	1,724	144	564	(220)	307

Net equity transactions	(26,950)	38,081	641,270	198,442	(9,063)	338,680	(112,386)	(1,535,204)

Net change in contract owners’ equity	563,029	(189,247)	2,608,275	(573,076)	5,813	342,666	941,829	(5,045,302)
Contract owners’ equity at beginning of period	3,767,858	3,957,105	5,565,540	6,138,616	342,666	-	5,163,462	10,208,764

Contract owners’ equity at end of period	$4,330,887	3,767,858	8,173,815	5,565,540	348,479	342,666	6,105,291	5,163,462

CHANGE IN UNITS:
Beginning units	307,222	303,733	124,649	120,314	33,884	-	193,124	238,227
Units purchased	21,007	17,833	24,796	13,523	4,957	50,227	16,258	24,986
Units surrendered	(22,943)	(14,344)	(14,197)	(9,188)	(5,862)	(16,343)	(20,001)	(70,089)

Ending units	305,286	307,222	135,248	124,649	32,979	33,884	189,381	193,124

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVMMG2		NVMMV1		NVMMV2		NVNMO1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	135,782	114,777	7,850	7,089	4,953	3,732
Realized gain (loss) on investments	(110)	-	(192,133)	(158,910)	(5,383)	(2,280)	(67)	129,809
Change in unrealized gain (loss) on investments	168	(168)	(454,403)	(705,931)	(35,545)	(56,962)	125,958	(480,718)
Reinvested capital gains	-	174	1,229,519	561,662	76,105	38,113	70,150	104,228

Net increase (decrease) in contract owner s’ equity resulting from operations	58	6	718,765	(188,402)	43,027	(14,040)	200,994	(242,949)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	1,904,930	1,773,295	25,454	26,912	22,737	18,425
Transfers between funds	(393)	510	(716,301)	(189,631)	(977)	(1,804)	(36,798)	(432,373)
Surrenders (notes 2, 3, 4, 5 and 6)	(180)	-	(843,137)	(666,555)	(34,066)	(38,066)	(31,814)	(77,798)
Adjustments to maintain reserves	(2)	1	158	2,728	(42)	(540)	149	1,086

Net equity transactions	(575)	511	345,650	919,837	(9,631)	(13,498)	(45,726)	(490,660)

Net change in contract owners’ equity	(517)	517	1,064,415	731,435	33,396	(27,538)	155,268	(733,609)
Contract owners’ equity at beginning of period	517	-	7,747,752	7,016,317	507,962	535,500	896,967	1,630,576

Contract owners’ equity at end of period	$-	517	8,812,167	7,747,752	541,358	507,962	1,052,235	896,967

CHANGE IN UNITS:
Beginning units	93	-	272,677	240,532	15,996	16,414	30,282	45,657
Units purchased	-	93	75,202	66,548	901	983	1,075	726
Units surrendered	(93)	-	(62,870)	(34,403)	(1,204)	(1,401)	(2,568)	(16,101)

Ending units	-	93	285,009	272,677	15,693	15,996	28,789	30,282

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVNSR2		NVOLG1		NVRE1		NVSIX2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$5,217	8,712	392,074	220,635	363,957	255,698	205,095	130,179
Realized gain (loss) on investments	(10,621)	(172)	(186,658)	157,196	66,355	299,384	16,337	97,589
Change in unrealized gain (loss) on investments	130,222	(588,300)	5,424,723	(8,163,843)	1,148,596	(7,156,554)	2,394,792	(5,512,555)
Reinvested capital gains	200,801	114,036	-	1,596,318	351,619	1,180,808	104,924	1,906,831

Net increase (decrease) in contract owners’ equity resulting from operations	325,619	(465,724)	5,630,139	(6,189,694)	1,930,527	(5,420,664)	2,721,148	(3,377,956)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	92,246	118,089	3,328,274	3,624,289	1,117,196	1,298,546	2,077,352	2,241,034
Transfers between funds	9,050	(10,588)	(574,869)	186,454	343,665	799,143	828,710	1,568,305
Surrenders (notes 2, 3, 4, 5 and 6)	(111,991)	(88,017)	(1,738,154)	(2,427,427)	(1,214,196)	(1,330,847)	(985,566)	(1,178,483)
Adjustments to maintain reserves	(28)	(477)	(2,650)	3,724	(705)	4,873	349	(24)

Net equity transactions	(10,723)	19,007	1,012,601	1,387,040	245,960	771,715	1,920,845	2,630,832

Net change in contract owners’ equity	314,896	(446,717)	6,642,740	(4,802,654)	2,176,487	(4,648,949)	4,641,993	(747,124)
Contract owners’ equity at beginning of period	1,585,975	2,032,692	22,985,432	27,788,086	14,580,420	19,229,369	14,982,823	15,729,947

Contract owners’ equity at end of period	$1,900,871	1,585,975	29,628,172	22,985,432	16,756,907	14,580,420	19,624,816	14,982,823

CHANGE IN UNITS:
Beginning units	56,303	55,600	412,492	388,459	686,451	647,149	719,394	598,751
Units purchased	3,593	4,332	78,350	90,487	107,972	115,975	181,390	182,061
Units surrendered	(3,978)	(3,629)	(61,635)	(66,454)	(95,495)	(76,673)	(90,909)	(61,418)

Ending units	55,918	56,303	429,207	412,492	698,928	686,451	809,875	719,394

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVSIXD		NVSTB1		NVSTB2		NVTIV3
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$4,753	233	178,642	107,938	1,498	890	13,218	19,183
Realized gain (loss) on investments	9	8	(91,335)	(131,663)	(146)	(1,688)	1,341	(349)
Change in unrealized gain (loss) on investments	32,836	(1,914)	192,367	(209,509)	949	(1,863)	64,137	(55,865)
Reinvested capital gains	1,265	942	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	38,863	(731)	279,674	(233,234)	2,301	(2,661)	78,696	(37,031)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	103,561	12,421	865,264	813,479	594	595	-	113
Transfers between funds	222,021	8,306	(333,383)	891,190	1,321	(1,297)	(640)	(407)
Surrenders (notes 2, 3, 4, 5 and 6)	(13,265)	(5)	(346,456)	(859,123)	(1,990)	(748)	(34,750)	(43,521)
Adjustments to maintain reserves	-	1	330	303	1,001	(6)	(7)	8

Net equity transactions	312,317	20,723	185,755	845,849	926	(1,456)	(35,397)	(43,807)

Net change in contract owners’ equity	351,180	19,992	465,429	612,615	3,227	(4,117)	43,299	(80,838)
Contract owners’ equity at beginning of period	19,992	-	4,760,316	4,147,701	40,379	44,496	523,720	604,558

Contract owners’ equity at end of period	$371,172	19,992	5,225,745	4,760,316	43,606	40,379	567,019	523,720

CHANGE IN UNITS:
Beginning units	1,387	-	431,255	355,501	3,342	3,474	26,498	28,755
Units purchased	22,159	1,387	135,046	173,323	185	204	-	27
Units surrendered	(1,478)	-	(119,478)	(97,569)	(112)	(336)	(1,672)	(2,284)

Ending units	22,068	1,387	446,823	431,255	3,415	3,342	24,826	26,498

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	SAM		SAM5		SAMY		SCF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$63,483	15,028	1,648,788	390,242	113,132	4,446	14,797	14,020
Realized gain (loss) on investments	-	-	-	-	-	-	(76,427)	96,261
Change in unrealized gain (loss) on investments	-	-	-	-	-	-	433,266	(1,523,517)
Reinvested capital gains	-	24	4	620	-	3	17,224	671,979

Net increase (decrease) in contract owners’ equity resulting from operations	63,483	15,052	1,648,792	390,862	113,132	4,449	388,860	(741,257)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	529,081	300,069	18,706,963	18,402,745	7,262,983	1,551,977	115,738	149,966
Transfers between funds	(19,665)	(117,237)	(6,715,238)	1,045,739	(5,427,704)	(734,204)	55,387	(669,702)
Surrenders (notes 2, 3, 4, 5 and 6)	(105,620)	(134,835)	(6,020,876)	(3,462,330)	(168,720)	(5,654)	(339,506)	(263,674)
Adjustments to maintain reserves	210	(166)	663	15,221	(165)	(5)	(396)	1,294

Net equity transactions	404,006	47,831	5,971,512	16,001,375	1,666,394	812,114	(168,777)	(782,116)

Net change in contract owners’ equity	467,489	62,883	7,620,304	16,392,237	1,779,526	816,563	220,083	(1,523,373)
Contract owners’ equity at beginning of period	1,216,258	1,153,375	30,626,097	14,233,860	816,563	-	2,886,208	4,409,581

Contract owners’ equity at end of period	$1,683,747	1,216,258	38,246,401	30,626,097	2,596,089	816,563	3,106,291	2,886,208

CHANGE IN UNITS:
Beginning units	100,654	96,687	2,903,724	1,367,483	80,527	-	69,070	85,722
Units purchased	73,532	30,487	2,907,544	3,461,142	707,847	160,894	9,306	8,218
Units surrendered	(41,159)	(26,520)	(2,351,100)	(1,924,901)	(544,322)	(80,367)	(13,161)	(24,870)

Ending units	133,027	100,654	3,460,168	2,903,724	244,052	80,527	65,215	69,070

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	SCGF		SCVF		TRF		AMMCGS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	19,241	15,285	124,435	104,845	-	-
Realized gain (loss) on investments	(667,784)	(104,873)	(291,526)	(172,276)	70,303	109,573	(42)	(495)
Change in unrealized gain (loss) on investments	2,118,593	(3,803,192)	815,915	(1,135,077)	(370,480)	(1,923,099)	10,794	(41,045)
Reinvested capital gains	-	1,196,127	210,253	683,096	897,332	904,535	-	15,029

Net increase (decrease) in contract owners’ equity resulting from operations	1,450,809	(2,711,938)	753,883	(608,972)	721,590	(804,146)	10,752	(26,511)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,886,131	2,282,775	178,136	294,287	77,236	86,364	2,126	2,136
Transfers between funds	(102,198)	212,684	12,852	365,577	152,511	127,260	-	475
Surrenders (notes 2, 3, 4, 5 and 6)	(828,873)	(661,626)	(273,044)	(273,819)	(315,020)	(289,843)	(1,439)	(9,061)
Adjustments to maintain reserves	(624)	(1,707)	(502)	1,356	(95)	(332)	5	1

Net equity transactions	954,436	1,832,126	(82,558)	387,401	(85,368)	(76,551)	692	(6,449)

Net change in contract owners’ equity	2,405,245	(879,812)	671,325	(221,571)	636,222	(880,697)	11,444	(32,960)
Contract owners’ equity at beginning of period	7,626,356	8,506,168	4,251,191	4,472,762	8,802,760	9,683,457	59,436	92,396

Contract owners’ equity at end of period	$10,031,601	7,626,356	4,922,516	4,251,191	9,438,982	8,802,760	70,880	59,436

CHANGE IN UNITS:
Beginning units	227,113	176,394	125,523	115,010	216,501	218,051	3,439	3,805
Units purchased	78,569	73,964	13,391	21,917	7,239	7,687	123	123
Units surrendered	(51,360)	(23,245)	(15,163)	(11,404)	(9,333)	(9,237)	(85)	(489)

Ending units	254,322	227,113	123,751	125,523	214,407	216,501	3,477	3,439

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMSRS		AMTB		NOTAG1		NOTAG2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$526	625	22,176	21,977	-	-	-	-
Realized gain (loss) on investments	1,590	2,055	(12,477)	(6,596)	1	-	-	-
Change in unrealized gain (loss) on investments	31,528	(45,970)	20,604	(48,970)	-	-	(8)	-
Reinvested capital gains	2,481	13,276	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	36,125	(30,014)	30,303	(33,589)	1	-	(8)	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	6,322	6,746	39,064	37,455	15	-	15,407	-
Transfers between funds	(765)	747	961	(9,101)	20	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(5,436)	(7,397)	(130,253)	(80,589)	(37)	-	(502)	-
Adjustments to maintain reserves	(15)	13	(57)	(101)	1	-	-	-

Net equity transactions	106	109	(90,285)	(52,336)	(1)	-	14,905	-

Net change in contract owners’ equity	36,231	(29,905)	(59,982)	(85,925)	-	-	14,897	-
Contract owners’ equity at beginning of period	133,245	163,150	565,434	651,359	-	-	-	-

Contract owners’ equity at end of period	$169,476	133,245	505,452	565,434	-	-	14,897	-

CHANGE IN UNITS:
Beginning units	3,332	3,327	43,916	47,966	-	-	-	-
Units purchased	147	193	3,753	3,360	2	-	1,398	-
Units surrendered	(139)	(188)	(10,599)	(7,410)	(2)	-	(46)	-

Ending units	3,340	3,332	37,070	43,916	-	-	1,352	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NOTB3		NOTBE2		NOTC1		NOTC2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$3,736	414,490	-	-	-	-	-	-
Realized gain (loss) on investments	(291,341)	2,026	1	-	-	-	1	-
Change in unrealized gain (loss) on investments	472,429	(1,598,161)	26	-	-	-	23	-
Reinvested capital gains	10,248	878,447	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	195,072	(303,198)	27	-	-	-	24	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	213,159	225,966	6,017	-	-	-	6,005	-
Transfers between funds	5,908	(95,866)	-	-	20	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(231,868)	(187,124)	(260)	-	(21)	-	(259)	-
Adjustments to maintain reserves	22	48	-	-	1	-	-	-

Net equity transactions	(12,779)	(56,976)	5,757	-	-	-	5,746	-

Net change in contract owners’ equity	182,293	(360,174)	5,784	-	-	-	5,770	-
Contract owners’ equity at beginning of period	2,158,664	2,518,838	-	-	-	-	-	-

Contract owners’ equity at end of period	$2,340,957	2,158,664	5,784	-	-	-	5,770	-

CHANGE IN UNITS:
Beginning units	167,449	171,778	-	-	-	-	-	-
Units purchased	16,694	17,427	565	-	2	-	573	-
Units surrendered	(17,804)	(21,756)	(24)	-	(2)	-	(25)	-

Ending units	166,339	167,449	541	-	-	-	548	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NOTG3		NOTGR1		NOTGR2		NOTMD1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$15,374	355,985	-	-	-	-	-	-
Realized gain (loss) on investments	(312,052)	(4,178)	1	-	-	-	1	-
Change in unrealized gain (loss) on investments	714,831	(2,636,800)	-	-	7	-	-	-
Reinvested capital gains	6,164	1,663,039	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	424,317	(621,954)	1	-	7	-	1	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	437,266	464,775	15	-	447	-	-	-
Transfers between funds	(12,074)	(93,953)	20	-	-	-	20	-
Surrenders (notes 2, 3, 4, 5 and 6)	(457,371)	(404,811)	(37)	-	(135)	-	(21)	-
Adjustments to maintain reserves	228	354	1	-	-	-	-	-

Net equity transactions	(31,951)	(33,635)	(1)	-	312	-	(1)	-

Net change in contract owners’ equity	392,366	(655,589)	-	-	319	-	-	-
Contract owners’ equity at beginning of period	3,865,428	4,521,017	-	-	-	-	-	-

Contract owners’ equity at end of period	$4,257,794	3,865,428	-	-	319	-	-	-

CHANGE IN UNITS:
Beginning units	286,348	288,739	-	-	-	-	-	-
Units purchased	32,914	33,828	2	-	42	-	2	-
Units surrendered	(35,111)	(36,219)	(2)	-	(13)	-	(2)	-

Ending units	284,151	286,348	-	-	29	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NOTMD2		NOTMG3		NOTMR1		PMVAAA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	10,514	473,136	-	-	19,258	60,659
Realized gain (loss) on investments	1	-	(703,245)	(36,536)	-	-	(26,900)	(14,038)
Change in unrealized gain (loss) on investments	29	-	981,809	(2,642,935)	-	-	57,648	(229,423)
Reinvested capital gains	-	-	9,056	1,771,075	-	-	-	56,849

Net increase (decrease) in contract owners’ equity resulting from operations	30	-	298,134	(435,260)	-	-	50,006	(125,953)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	6,025	-	288,023	303,644	-	-	68,562	58,859
Transfers between funds	-	-	(6,409)	32,322	20	-	247	(259,017)
Surrenders (notes 2, 3, 4, 5 and 6)	(261)	-	(227,254)	(177,570)	(21)	-	(78,825)	(181,646)
Adjustments to maintain reserves	-	-	1	1	1	-	22	122

Net equity transactions	5,764	-	54,361	158,397	-	-	(9,994)	(381,682)

Net change in contract owners’ equity	5,794	-	352,495	(276,863)	-	-	40,012	(507,635)
Contract owners’ equity at beginning of period	-	-	2,926,333	3,203,196	-	-	618,847	1,126,482

Contract owners’ equity at end of period	$5,794	-	3,278,828	2,926,333	-	-	658,859	618,847

CHANGE IN UNITS:
Beginning units	-	-	216,217	204,662	-	-	41,909	67,251
Units purchased	561	-	20,502	24,425	2	-	6,302	5,458
Units surrendered	(24)	-	(16,936)	(12,870)	(2)	-	(6,951)	(30,800)

Ending units	537	-	219,783	216,217	-	-	41,260	41,909

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVFBA		PMVHYA		PMVID		PMVLDA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$18,998	13,277	-	-	1,773	-	176,703	86,609
Realized gain (loss) on investments	(52,349)	(88,882)	-	-	(4)	-	(45,766)	(47,714)
Change in unrealized gain (loss) on investments	80,968	(122,896)	1	-	874	-	106,467	(364,166)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	47,617	(198,501)	1	-	2,643	-	237,404	(325,271)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	58,675	41,572	-	-	3,963	-	276,480	272,956
Transfers between funds	(36,355)	(402,320)	14	-	40,819	-	(253,775)	(341,547)
Surrenders (notes 2, 3, 4, 5 and 6)	(39,466)	(35,707)	-	-	(130)	-	(325,867)	(267,726)
Adjustments to maintain reserves	(267)	1,319	-	-	(137)	-	(767)	4,077

Net equity transactions	(17,413)	(395,136)	14	-	44,515	-	(303,929)	(332,240)

Net change in contract owners’ equity	30,204	(593,637)	15	-	47,158	-	(66,525)	(657,511)
Contract owners’ equity at beginning of period	753,742	1,347,379	-	-	-	-	4,922,110	5,579,621

Contract owners’ equity at end of period	$783,946	753,742	15	-	47,158	-	4,855,585	4,922,110

CHANGE IN UNITS:
Beginning units	64,536	93,465	-	-	-	-	379,381	405,321
Units purchased	13,128	5,986	2	-	4,738	-	36,222	45,450
Units surrendered	(14,472)	(34,915)	-	-	(16)	-	(59,100)	(71,390)

Ending units	63,192	64,536	2	-	4,722	-	356,503	379,381

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVRRA		PMVRSA		PMVTRA		PVGCBA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,203	183	963,656	1,247,606	2,896	158	71	-
Realized gain (loss) on investments	(73)	-	(49,805)	328,647	(96)	(7)	-	-
Change in unrealized gain (loss) on investments	619	382	(1,392,319)	(1,161,318)	1,464	(772)	145	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,749	565	(478,468)	414,935	4,264	(621)	216	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	27,840	-	870,109	948,862	44,377	83,496	4,039	-
Transfers between funds	(1,564)	27,093	(328,868)	347,438	33,128	3,453	994	-
Surrenders (notes 2, 3, 4, 5 and 6)	(103)	-	(464,315)	(604,172)	(480)	(52,808)	(4)	-
Adjustments to maintain reserves	3	(4)	322	(1,615)	(4,562)	4,338	(1)	-

Net equity transactions	26,176	27,089	77,248	690,513	72,463	38,479	5,028	-

Net change in contract owners’ equity	27,925	27,654	(401,220)	1,105,448	76,727	37,858	5,244	-
Contract owners’ equity at beginning of period	27,654	-	6,030,959	4,925,511	37,858	-	-	-

Contract owners’ equity at end of period	$55,579	27,654	5,629,739	6,030,959	114,585	37,858	5,244	-

CHANGE IN UNITS:
Beginning units	3,127	-	661,238	586,558	3,118	-	-	-
Units purchased	3,237	3,127	198,850	225,222	5,846	3,323	553	-
Units surrendered	(303)	-	(190,230)	(150,542)	(56)	(205)	(1)	-

Ending units	6,061	3,127	669,858	661,238	8,908	3,118	552	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PVSTA		PVEIIA		PVIVIA		PVNOB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$18,620	890	112,063	50,328	11,063	9,320	-	-
Realized gain (loss) on investments	333	(191)	20,522	15,824	(649)	2,763	12	-
Change in unrealized gain (loss) on investments	4,388	69	473,892	(390,835)	100,989	(60,203)	1,301	-
Reinvested capital gains	-	34	282,370	251,844	-	14,628	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,341	802	888,847	(72,839)	111,403	(33,492)	1,313	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	402,474	15,593	2,518,402	1,997,125	230,868	233,914	6,777	-
Transfers between funds	285,725	76,277	(81,208)	471,322	20,344	5,168	9,713	-
Surrenders (notes 2, 3, 4, 5 and 6)	(14,267)	(11,162)	(557,796)	(362,354)	(46,101)	(58,130)	(630)	-
Adjustments to maintain reserves	23	2	(577)	638	2	(4)	-	-

Net equity transactions	673,955	80,710	1,878,821	2,106,731	205,113	180,948	15,860	-

Net change in contract owners’ equity	697,296	81,512	2,767,668	2,033,892	316,516	147,456	17,173	-
Contract owners’ equity at beginning of period	81,512	-	4,463,738	2,429,846	494,518	347,062	-	-

Contract owners’ equity at end of period	$778,808	81,512	7,231,406	4,463,738	811,034	494,518	17,173	-

CHANGE IN UNITS:
Beginning units	8,167	-	256,657	135,705	41,414	27,119	-	-
Units purchased	81,506	9,296	145,989	141,892	23,445	21,312	1,538	-
Units surrendered	(15,996)	(1,129)	(43,961)	(20,940)	(7,820)	(7,017)	(65)	-

Ending units	73,677	8,167	358,685	256,657	57,039	41,414	1,473	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ROCMC		TRBCG2		TREI2		TRHS2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	16	-	-	-
Realized gain (loss) on investments	9	-	-	-	4	-	19,801	26,066
Change in unrealized gain (loss) on investments	168	-	282	-	29	-	(29,542)	(200,714)
Reinvested capital gains	-	-	-	-	50	-	41,854	17,878

Net increase (decrease) in contract owners’ equity resulting from operations	177	-	282	-	99	-	32,113	(156,770)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	-	-	-	12,271	12,314
Transfers between funds	888	-	5,002	-	1,114	-	144,178	(14,218)
Surrenders (notes 2, 3, 4, 5 and 6)	(1)	-	-	-	(1)	-	(72,612)	(46,612)
Adjustments to maintain reserves	-	-	-	-	-	-	(122)	28

Net equity transactions	887	-	5,002	-	1,113	-	83,715	(48,488)

Net change in contract owners’ equity	1,064	-	5,284	-	1,212	-	115,828	(205,258)
Contract owners’ equity at beginning of period	-	-	-	-	-	-	1,033,868	1,239,126

Contract owners’ equity at end of period	$1,064	-	5,284	-	1,212	-	1,149,696	1,033,868

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	-	16,114	16,863
Units purchased	152	-	77	-	35	-	2,743	903
Units surrendered	(30)	-	-	-	(2)	-	(1,406)	(1,652)

Ending units	122	-	77	-	33	-	17,451	16,114

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	TRHSP		TRMCG2		VWEM		VWHA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	135	5	110,350	71,049
Realized gain (loss) on investments	395,765	356,310	(33)	-	(4)	(1)	385,087	112,148
Change in unrealized gain (loss) on investments	(617,898)	(6,502,022)	4,995	-	156	(385)	(643,720)	107,479
Reinvested capital gains	1,682,714	683,805	12,487	-	-	370	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,460,581	(5,461,907)	17,449	-	287	(11)	(148,283)	290,676

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	8,197,506	7,916,081	63,581	-	1,251	440	509,939	480,269
Transfers between funds	(1,238,878)	(306,683)	129,830	-	48	1,966	(565,416)	570,832
Surrenders (notes 2, 3, 4, 5 and 6)	(3,410,912)	(3,302,458)	(17,954)	-	(8)	(4)	(436,310)	(535,071)
Adjustments to maintain reserves	(446)	6,711	1	-	(3)	4	218	(12)

Net equity transactions	3,547,270	4,313,651	175,458	-	1,288	2,406	(491,569)	516,018

Net change in contract owners’ equity	5,007,851	(1,148,256)	192,907	-	1,575	2,395	(639,852)	806,694
Contract owners’ equity at beginning of period	43,130,804	44,279,060	-	-	2,395	-	4,473,769	3,667,075

Contract owners’ equity at end of period	$48,138,655	43,130,804	192,907	-	3,970	2,395	3,833,917	4,473,769

CHANGE IN UNITS:
Beginning units	917,039	824,020	-	-	346	-	439,798	390,754
Units purchased	199,682	178,976	19,819	-	179	346	92,047	99,423
Units surrendered	(122,639)	(85,957)	(2,672)	-	(3)	-	(140,936)	(50,379)

Ending units	994,082	917,039	17,147	-	522	346	390,909	439,798

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VVB		VVCG		VVDV		VVEI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$257	-	978	-	411	-	3,459	151
Realized gain (loss) on investments	(282)	(135)	1,304	293	367	-	(176)	(58)
Change in unrealized gain (loss) on investments	25,787	-	46,677	1,337	7,245	225	10,090	(700)
Reinvested capital gains	498	-	4,711	-	1,563	-	6,763	641

Net increase (decrease) in contract owners’ equity resulting from operations	26,260	(135)	53,670	1,630	9,586	225	20,136	34

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	668,334	-	82,808	41,730	52,197	12,005	19,563	-
Transfers between funds	(9,080)	135	227,007	34,588	3,348	-	190,955	11,330
Surrenders (notes 2, 3, 4, 5 and 6)	(504)	-	(5,029)	(7,533)	(105)	-	(564)	(18)
Adjustments to maintain reserves	1	-	(6)	1	(4)	1	(108)	4

Net equity transactions	658,751	135	304,780	68,786	55,436	12,006	209,846	11,316

Net change in contract owners’ equity	685,011	-	358,450	70,416	65,022	12,231	229,982	11,350
Contract owners’ equity at beginning of period	-	-	70,416	-	12,231	-	11,350	-

Contract owners’ equity at end of period	$685,011	-	428,866	70,416	77,253	12,231	241,332	11,350

CHANGE IN UNITS:
Beginning units	-	-	8,483	-	1,385	-	1,120	-
Units purchased	69,998	570	33,116	9,400	6,953	1,385	21,027	1,150
Units surrendered	(1,090)	(570)	(1,230)	(917)	(1,056)	-	(117)	(30)

Ending units	68,908	-	40,369	8,483	7,282	1,385	22,030	1,120

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VVEIX		VVG		VVGBI		VVHGB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,373	-	155	-	42	-	7,757	-
Realized gain (loss) on investments	667	-	791	(3,558)	13	-	636	703
Change in unrealized gain (loss) on investments	36,924	438	26,836	(1,487)	207	(7)	28,448	6,197
Reinvested capital gains	3,040	-	-	1,906	4	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	42,004	438	27,782	(3,139)	266	(7)	36,841	6,900

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	106,270	2,013	21,923	1,838	4,137	1,467	549,605	270,288
Transfers between funds	109,377	60,596	96,627	47,047	(1,010)	-	68,516	21,082
Surrenders (notes 2, 3, 4, 5 and 6)	(1,104)	(20)	(4,872)	(7,085)	(8)	-	(1,027)	(8)
Adjustments to maintain reserves	(228)	3	(1)	1	2	(2)	5	(4)

Net equity transactions	214,315	62,592	113,677	41,801	3,121	1,465	617,099	291,358

Net change in contract owners’ equity	256,319	63,030	141,459	38,662	3,387	1,458	653,940	298,258
Contract owners’ equity at beginning of period	63,030	-	38,662	-	1,458	-	298,258	-

Contract owners’ equity at end of period	$319,349	63,030	180,121	38,662	4,845	1,458	952,198	298,258

CHANGE IN UNITS:
Beginning units	7,581	-	6,028	-	169	-	34,620	-
Units purchased	23,444	7,581	14,882	7,142	489	169	71,951	34,620
Units surrendered	(569)	-	(870)	(1,114)	(131)	-	(1,885)	-

Ending units	30,456	7,581	20,040	6,028	527	169	104,686	34,620

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VVHYB		VVI		VVMA		VVMCI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$867	-	1,216	-	-	-	2,647	32
Realized gain (loss) on investments	11	-	3,819	1,374	6,969	-	63	(505)
Change in unrealized gain (loss) on investments	2,160	333	2,161	1,809	5,708	-	28,052	370
Reinvested capital gains	-	-	2,622	-	-	-	3,322	307

Net increase (decrease) in contract owners’ equity resulting from operations	3,038	333	9,818	3,183	12,677	-	34,084	204

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,141	1,469	8,389	20,526	383,329	-	92,671	58,329
Transfers between funds	16,873	13,078	332,312	4,500	(144,533)	-	125,142	22,005
Surrenders (notes 2, 3, 4, 5 and 6)	(120)	(6)	(508)	-	(211)	-	(878)	(105)
Adjustments to maintain reserves	-	1	2	(2)	-	-	(66)	(4)

Net equity transactions	20,894	14,542	340,195	25,024	238,585	-	216,869	80,225

Net change in contract owners’ equity	23,932	14,875	350,013	28,207	251,262	-	250,953	80,429
Contract owners’ equity at beginning of period	14,875	-	28,207	-	-	-	80,429	-

Contract owners’ equity at end of period	$38,807	14,875	378,220	28,207	251,262	-	331,382	80,429

CHANGE IN UNITS:
Beginning units	1,635	-	4,312	-	-	-	9,968	-
Units purchased	2,207	1,635	49,581	4,312	41,006	-	25,941	9,974
Units surrendered	(22)	-	(3,463)	-	(14,966)	-	(452)	(6)

Ending units	3,820	1,635	50,430	4,312	26,040	-	35,457	9,968

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VVREI		VVSTC		VVTISI		VVTSM
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$4,632	-	508	47	16,361	4	8,165	-
Realized gain (loss) on investments	(540)	51	2,165	(1)	8,672	(2,616)	8,463	(4,104)
Change in unrealized gain (loss) on investments	14,652	2,873	3,129	38	54,818	26,518	153,289	(2,572)
Reinvested capital gains	8,739	-	-	23	6,851	4	39,795	-

Net increase (decrease) in contract owners’ equity resulting from operations	27,483	2,924	5,802	107	86,702	23,910	209,712	(6,676)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	55,979	129,861	70,990	-	112,207	291,528	565,872	405,677
Transfers between funds	23,619	9,776	89,484	16,969	129,244	126,401	304,649	144,547
Surrenders (notes 2, 3, 4, 5 and 6)	(8,787)	(3)	(1,886)	(14)	(6,183)	(7,766)	(6,551)	(10,326)
Adjustments to maintain reserves	3	(3)	(3)	2	(2)	3	(6)	4

Net equity transactions	70,814	139,631	158,585	16,957	235,266	410,166	863,964	539,902

Net change in contract owners’ equity	98,297	142,555	164,387	17,064	321,968	434,076	1,073,676	533,226
Contract owners’ equity at beginning of period	142,555	-	17,064	-	434,076	-	533,226	-

Contract owners’ equity at end of period	$240,852	142,555	181,451	17,064	756,044	434,076	1,606,902	533,226

CHANGE IN UNITS:
Beginning units	18,197	-	1,820	-	52,580	-	66,303	-
Units purchased	14,169	18,197	23,952	1,821	39,903	62,033	102,509	71,327
Units surrendered	(4,841)	-	(7,541)	(1)	(13,222)	(9,453)	(10,172)	(5,024)

Ending units	27,525	18,197	18,231	1,820	79,261	52,580	158,640	66,303

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VRVDRA		VRVDRI
	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$72	-	39,379	20,052
Realized gain (loss) on investments	(321)	-	(27,315)	7,623
Change in unrealized gain (loss) on investments	80	-	141,326	(349,150)
Reinvested capital gains	28	-	16,392	32,521

Net increase (decrease) in contract owners’ equity resulting from operations	(141)	-	169,782	(288,954)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,638	-	278,789	284,042
Transfers between funds	(1,653)	-	(42,512)	692,468
Surrenders (notes 2, 3, 4, 5 and 6)	-	-	(93,061)	(81,286)
Adjustments to maintain reserves	(2)	-	1	(1,369)

Net equity transactions	2,983	-	143,217	893,855

Net change in contract owners’ equity	2,842	-	312,999	604,901
Contract owners’ equity at beginning of period	-	-	1,384,703	779,802

Contract owners’ equity at end of period	$2,842	-	1,697,702	1,384,703

CHANGE IN UNITS:
Beginning units	-	-	118,256	49,348
Units purchased	651	-	33,671	74,691
Units surrendered	(325)	-	(21,675)	(5,783)

Ending units	326	-	130,252	118,256

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-G (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 10, 2003. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers ten individual flexible premium variable life insurance policies through the Separate Account: Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Protection VUL, Nationwide YourLife® Accumulation VUL, Nationwide MarathonSM Performance VUL, Nationwide Protector IVUL, Nationwide Accumulator IVUL, Nationwide Marathon VUL Ultra, Nationwide Advisory VUL, and Nationwide® Variable Universal Life Protector II. The Company offers a last survivor flexible premium adjustable variable life insurance policy- Nationwide YourLife® Survivorship VUL.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)

ADVISOR PREFERRED

Advisors Preferred Trust - Gold Bullion Strategy Portfolio (APTGBS)

ALGER AMERICAN FUNDS

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)*

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)

American Funds Insurance Series(R) - Growth-Income Fund: Class 1 (AMVGI1)

American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)

American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 1 (AMVWM1)

AMUNDI US

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Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II (PIVB2)

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I (BRVTR1)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)*

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 (CLSCV1)

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

Deutsche DWS Variable Series I - DWS Capital Growth VIP: Class A (DSVCGA)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)*

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)*

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)*

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

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Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)*

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)*

Rydex Variable Trust - Basic Materials Fund (RBMF)*

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)*

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)*

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

Rydex Variable Trust - Internet Fund (RINF)*

Rydex Variable Trust - Leisure Fund (RLF)*

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)*

Rydex Variable Trust - Retailing Fund (RRF)*

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Utilities Fund (RUTL)*

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)*

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)*

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - Global Managed Futures Fund (RVMFU)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)*

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)*

Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

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Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)*

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)*

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)*

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP)

Ivy Variable Insurance Portfolios - Delaware VIP Global Equity: Class II (WRDIV)

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II (WRPCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II (WRPMCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II (WRPMP)

Ivy Variable Insurance Portfolios - Delaware VIP Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Smid Cap Core: Class II (WRSCV)

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

JOHN HANCOCK FUNDS

John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II (JHEMV2)*

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)*

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

M FUNDS

M Fund, Inc. - M International Equity Fund (MFBIE)

M Fund, Inc. - M Large Cap Value Fund (MFBOV)

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M Fund, Inc. - M Capital Appreciation Fund (MFFCA)

M Fund, Inc. - M Large Cap Growth Fund (MFTCG)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)*

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Initial Class (MVUIC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)*

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class Y (NVCCAY)

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Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class Y (NVCCNY)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class Y (NVCMAY)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class Y (NVCMDY)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class Y (NVCRAY)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class Y (NVCRBY)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)*

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)*

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 1 (NOTAG1)*

Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 2 (NOTAG2)

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

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Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 2 (NOTBE2)

Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 1 (NOTC1)*

Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2 (NOTC2)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 1 (NOTGR1)*

Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 2 (NOTGR2)

Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 1 (NOTMD1)*

Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 2 (NOTMD2)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 1 (NOTMR1)*

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)*

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class (PVGCBA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA)

Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)*

Putnam Variable Trust - Putnam VT International Value Fund: Class IA (PVIVIA)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (VVCA)*

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (VVMA)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

*	At December 31, 2023, policyholders were not invested in this fund.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Unless listed below, the financial statements presented are as of December 31, 2023 and for each of the years in the two-year period ended December 31, 2023. For the subaccounts listed below with inception dates in 2023, the financial statements are as of December 31, 2023 and for the period from the inception date to December 31, 2023. For the subaccounts listed below with inception dates in 2022, the prior year financial statements reflect the period from inception date to December 31, 2022.

	Inception Date	Liquidation Date
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)	1/4/2022
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)	1/5/2022
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)	1/26/2022
Rydex Variable Trust - Technology Fund (RTEC)	1/26/2022
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)	1/26/2022
Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)	2/3/2022
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)	3/9/2022
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)	3/9/2022
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)	3/11/2022
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)	3/11/2022
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)	3/11/2022
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)	3/11/2022
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)	3/11/2022
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)	3/11/2022
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)	3/11/2022
Vanguard Variable Insurance Fund - Growth Portfolio (VVG)	3/11/2022
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)	3/11/2022
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)	3/11/2022
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)	3/11/2022
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)	4/22/2022
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)	4/27/2022
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)	5/10/2022
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)	5/16/2022
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)	5/16/2022
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)	6/1/2022
Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)	6/1/2022
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)	6/7/2022
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)	6/7/2022
Rydex Variable Trust - Internet Fund (RINF)	6/15/2022
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)	7/22/2022
Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)	7/28/2022
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)	8/31/2022
Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)	9/14/2022
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)	9/22/2022
Vanguard Variable Insurance Fund - International Portfolio (VVI)	10/11/2022
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)	10/12/2022
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)	10/12/2022
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)	10/12/2022
Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)	10/12/2022
Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)	10/12/2022
Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)	10/12/2022
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)	10/12/2022
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)	10/13/2022
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)	10/13/2022
American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)	10/20/2022
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)	10/20/2022
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)	10/20/2022
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)	10/20/2022
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)	10/20/2022
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)	10/26/2022
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)	11/7/2022

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)	11/28/2022
American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)	11/28/2022
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)	11/28/2022
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)	12/12/2022
First Eagle Variable Funds - Overseas Variable Fund (FEOVF)	12/13/2022
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)	12/13/2022
Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)	12/21/2022
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)	6/5/2023
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)	6/2/2023
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)	5/18/2023
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)	5/30/2023
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)	5/18/2023
MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)	8/17/2023
Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 1 (NOTAG1)	5/18/2023
Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 1 (NOTC1)	5/18/2023
Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 1 (NOTGR1)	5/18/2023
Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 1 (NOTMD1)	5/18/2023
Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 1 (NOTMR1)	5/18/2023
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)	5/18/2023
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)	6/16/2023
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)	5/5/2023
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)	12/29/2023
American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)	12/13/2023
American Funds Insurance Series(R) - Growth-Income Fund: Class 1 (AMVGI1)	12/29/2023
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 1 (AMVWM1)	12/29/2023
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I (BRVTR1)	12/29/2023
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 (CLSCV1)	12/29/2023
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)	11/30/2023
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)	12/29/2023
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)	12/29/2023
Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 2 (NOTAG2)	12/13/2023
Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 2 (NOTBE2)	12/6/2023
Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2 (NOTC2)	12/6/2023
Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 2 (NOTGR2)	12/6/2023
Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 2 (NOTMD2)	12/19/2023
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class Y (NVCCAY)	11/28/2023
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class Y (NVCCNY)	12/19/2023
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class Y (NVCMAY)	12/6/2023
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class Y (NVCMDY)	12/6/2023
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class Y (NVCRAY)	12/6/2023
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class Y (NVCRBY)	12/6/2023
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)		8/17/2023

There were no subaccount mergers for the one-year period ending December 31, 2023.

For the one-year period ended December 31, 2023, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ALVGIA	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A	5/1/2023
ALVSVA	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A	5/1/2023
ALVSVB	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B	5/1/2023
WRDIV	Ivy Variable Insurance Portfolios - Delaware VIP Global Equity: Class II	Ivy Variable Insurance Portfolios - Delaware VIP Global Value Equity: Class II	10/31/2023
MGRFV	The Merger Fund VL - The Merger Fund VL: Class I	The Merger Fund VL - The Merger Fund VL	5/1/2023
NVNMO1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I	5/1/2023

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

NVNSR2	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II	5/1/2023
NVSTB1	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I	5/1/2023
NVSTB2	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II	5/1/2023
AMMCGS	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares	5/1/2023
AMTB	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares	5/1/2023
PMVEBA	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class	5/1/2023

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments allocated to the indexed interest options, if applicable, or fixed account(s), which are included in the general account of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts any indexed interest options, and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2023 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Policy Charges
Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a surrender of units Low Cost Sub-Account Fee – assessed through a surrender of units	Equal, on an annual basis, to 0.00% - 1.00% of the daily value of the assets invested in each fund Equal, on an annual basis, to 0.00% - 1.00% of the daily value of the assets invested in certain funds that assess a Low Cost Sub-Account Fee. The Low Cost Sub-Account Fee that is assessed may vary by fund.
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	0.50% - 12.00% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	3.50% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Indexed Interest Strategy Charge	Up to 1.00% of the cash value applied to create an index segment
Capped Indexed Interest Strategy Charge	Up to 2.00% of the cash value applied to create an index segment
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.00 - $83.34 per $1,000 of a policy’s net amount at risk
Specified Amount/Underwriting and Distribution Charge- assessed through a surrender of units	$0.00 - $7.572 per $1,000 of specified amount
Administrative Charge - assessed through a surrender of units	$5 - $25 per policy, per month
Surrender Charge - assessed through a surrender of units	$0.00 - $55.95 per $1,000 of a policy’s specified amount
Policy Loan Interest Charge - assessed through a surrender of units	3.00% - 4.50% of an outstanding policy loan
Declared Rate Policy Loan Interest Charge – assessed through a surrender of units	0.50% - 3.90% of an outstanding declared rate policy loan
Investment Advisory Policy Loan Interest Charge – assessed through a surrender of units	0.50% - 3.25% of an outstanding investment advisory policy loan
Service/Illustration/Partial Surrender Fees - assessed through a surrender of units	Up to $25.00 per request
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.00 - $28.65 per $1,000 of the rider’s net amount risk
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Long-Term Care Rider II Charge	$0.00 -$4.17 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Waiver of Monthly Deductions Rider Charge	$85 - $855 per $1,000 of the rider’s benefit amount
Premium Waiver Rider Charge	$42 - $315 per $1,000 of the premium specified by the policy owner
Additional Term Insurance/Additional Protection Rider Charge
Cost of Insurance	$0.01 - $83.34 per $1,000 of the rider’s death benefit
Specified Amount	$0.07 - $3.14 per $1,000 of the rider’s specified amount
Overloan Lapse Protection/Policy Guard Rider Charge	$1.50 - $47.50 per $1,000 of the policy’s cash value at the time the rider is invoked
Overloan Loan Lapse Protection Rider II	$1.50- $185 per $1,000 of the policy’s cash value at the time the rider is invoked
Accelerated Death Benefit Rider Charge
Administrative Charge	$280 - $450 at the time the rider is invoked
Rider Charge	$30 - $200 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment
Accelerated Death Benefit for Chronic Illness Rider	$250 at the time the rider is invoked
Accelerated Death Benefit for Critical Illness Rider	$250 at the time the rider is invoked
Extended Death Benefit Guarantee Rider Charge	$0.01 - $0.16 of elected policy specified amount coverage
Extended No-Lapse Guarantee Rider Charge	5% - 400% of the sum of the guaranteed maximum cost of insurance charges for the policy, and Additional Term Insurance Rider if elected, and guaranteed maximum charges for all other elected riders
Extended No-Lapse Guarantee Rider Charge (Nationwide® Variable Universal Life Protector II)
Percent of Premium Charge	0% - 15% of each Premium
Percent of Sub-Account Value Charge	0% - 0.083% of Cash Value allocated to the Sub-Accounts
Four Year Term Insurance Rider Charge	$0.01 - $83.34 per $1,000 of a rider death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider specified amount
Wealth Guard Rider Charge	$0.58 - $1.25 per $1,000 of cash value
Surrender Value Enhancement Rider	$0.02 - $0.56 per $1,000 of the Base Policy Specified Amount

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

For the years ended December 31, 2023 and 2022, total front-end sales charge deductions were $16,677,723 and $15,448,550, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

For Nationwide YourLife® Accumulation VUL policies, the current charge is 0% of variable policy value on an annualized basis, with a guaranteed maximum charge of 0.30% of the variable policy value on an annualized basis.

The amount of the charge for other policies may vary based on the policy year and the amount of the policy value. The tables below show by product the amount of the charge on an annualized basis, current charges, and charge variation based on policy year and policy value.

Nationwide® Options Select policies

Policy Years	Charge for First $25,000 in Variable Policy Value (Annualized)	Charge for Next $225,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)

1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.20%	0.05%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all policies is 0.60% on an annualized basis.

Nationwide MarathonSM VUL policies

Policy Years	Charge for First $25,000 in Variable Policy Value (Annualized)	Charge for Next $225,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)

1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.10%	0.00%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all policies is 0.60% on an annualized basis.

Nationwide®YourLifeSM Protection VUL policies

Policy Years	Charge for First $250,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)

1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all policies is 0.80% on an annualized basis.

Nationwide MarathonSM Performance VUL policies

For policies that do not elect the accumulation rider, the charge will be deducted in accordance with the table below.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Policy Years	Charge for First $250,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)

1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all policies not electing that accumulation rider is 0.80% on an annualized basis. If you do elect the accumulations rider, the maximum guaranteed charge is equal to an annualized rate of 0.30% of variable policy value for all policy years and the current charge is 0.00%.

Nationwide YourLife® Survivorship VUL policies

Policy Years	Charge for First $250,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)

1 through 15	0.80%	0.50%
16 through 20	0.50%	0.50%
21 or later	0.00%	0.00%

Note: the guaranteed maximum for all policies is 0.80% on an annualized basis of all variable account cash value for policy years 1-15, 0.50% on an annualized basis for all variable cash value for policy years 16-20 and 0.30% for policy year 21 and later.

The charges above are assessed against each policy by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s non-loaned cash value. Interest is charged on the outstanding loan and is due and payable on each policy anniversary, or when the loan is repaid or a new loan is effective. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan was made. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. The interest rate charged on the policy loan is the stated rate of interest in effect at the time the loan is made, subject to a guaranteed maximum rate. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2023 and 2022, total transfers to the Separate Account from the fixed account were $39,024,882 and $34,498,864, respectively, and total transfers from the Separate Account to the fixed account were $29,043,530 and $30,180,921, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2023 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ABTGB	$14,234	$12,752
ALVDAA	12,615	7,799
ALVGIA	3,877	12
ALVIVB	172,758	104,909
ALVSVA	822,460	430,614
ALVSVB	3,039	-
APTGBS	21,339	160
ALCAI2	3,947	272
WFVSCG	146,982	187,045
AAEIP3	1,264	-
ACVIP1	1,583,632	1,157,546
ACVIP2	28,414	23,558
ACVMV1	723,188	369,156
AFGF	9,273	-
AMVAA2	35,478	129
AMVBC4	1,396,743	77,168
AMVBD4	25,954	11,246
AMVGI1	4,654	-
AMVGI4	72,594	355
AMVGR4	114,678	60,723
AMVGS4	48,212	259
AMVGV2	76,229	1,006

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

AMVI4	94,949	12,755
AMVNW2	747,604	213,343
AMVNW4	305,771	337
AMVWM1	4,706	-
PIVB2	7,199	5
PIVMV2	131,474	448
PIVSI2	3,776	-
BRVGA1	1,009,701	644,200
BRVHY3	316,223	11,620
BRVHYI	1,162,155	1,266,687
BRVTR1	23	-
BRVTR3	56,877	16
MLVGA2	32,515	106,711
MLVGA3	19,879	11,590
DCAP	985	-
DSIF	2,459,503	1,087,517
DVSCS	569,622	397,059
CLSCV1	2,316	-
CLVGT2	45,148	213
CSCRS	2,004	-
DWVSVS	235,195	210,465
DFVEA	716,230	121,061
DFVGB	4,475,247	2,070,778
DFVGMI	1,952,884	326,343
DFVIPS	1,270,841	431,326
DFVIS	3,915,606	1,997,601
DFVIV	6,107,265	2,280,249
DFVSTF	3,593,030	1,635,911
DFVULV	7,425,667	2,322,904
DFVUTV	8,276,008	2,256,387
DSGIBA	2,584,955	643,497
DSVCGA	1,380,397	179,719
ETVFR	191	190
FQB	46,270	62,770
FB2	216,316	127,266
FC2	59,445	404
FCS	4,446,234	451,263
FDSCS2	1,949	5
FEIS	1,236,680	968,472
FEMS	2,030,055	468,734
FF10S	330,202	224,995
FF20S	242,371	244,503
FF30S	573,646	636,892
FG2	345,409	2,581
FGP	9,738	7
FGS	12,618,890	2,057,813
FIGBP2	44,300	9,671
FIGBS	2,157,979	1,107,043
FMC2	15,366	3,074
FMCS	951,861	953,918
FNRS2	2,632,149	3,121,677
FOS	1,624,188	194,503
FRESS	1,054,251	230,951
FVFRHI	971	337
FVICA2	14,418	505
FVSS	1,063	1,095
FVSS2	836,986	258,049
FEOVF	25,507	12
FTVDM2	37,400	41,796
FTVFA1	94,678	32,084

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

FTVFA2	53,553	24,322
FTVGB1	390,371	551,109
FTVGI2	13,997	68,621
FTVIS1	876,835	564,103
FTVIS2	52,604	190,683
FTVSVI	347,196	371,389
TIF2	191,025	121,636
GVGMNS	18,204	29,595
GVMSAS	190,178	189,896
GVFRB	33,230	9,504
RBF	34,428	81
RELF	1,055	-
RENF	131	123
RESF	1,549	1
RHCF	344	-
RHYS	1,997	-
RINF	7,163	21,315
ROF	8,043	-
RPMF	1,060	-
RTEC	2,917	146
RTEL	344	-
RTRF	265	-
RVARS	262,264	276,028
RVLCG	4,003	-
RVLCV	4,679	895
RVMCV	951	923
RVMFU	491	1
SBLQ	18,902	44
ACEG	3,492	2,058
AVMCCI	43,634	30,399
IVBRA1	2,636,769	1,500,161
IVCPBI	50,977	-
IVDDI	60,944	304
OVAG	94,834	125,229
OVGI	1,412	-
OVGS	1,647,776	476,209
OVIG	1,655,820	543,982
OVSB	45,105	41,566
OVSC	996,429	213,983
WRASP	715,843	1,044,257
WRBDP	73,127	83,012
WRBP	41,908	55,880
WRCEP	190,895	146,047
WRDIV	81,002	88,736
WRENG	43,814	32,133
WRGNR	65,481	68,128
WRGP	249,500	136,601
WRHIP	460,976	600,899
WRI2P	44,799	54,475
WRIP	203,783	63,620
WRLTBP	26,181	14,851
WRMCG	480,460	303,451
WRPAP	414,003	216,783
WRPCP	71,111	20,146
WRPMAP	2,254,799	216,150
WRPMAV	140,728	33,352
WRPMCP	140,787	13,914
WRPMCV	128	29
WRPMMV	74,176	11,333
WRPMP	1,228,986	301,133

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

WRRESP	54,837	3,029
WRSCP	270,337	88,459
WRSCV	63,621	46,146
WRSTP	207,918	128,696
WRVP	117,476	50,668
JABIN	4,866	167
JACAS	587,906	574,593
JAEI	1,992,488	466,087
JAFBS	35,908	4
JAGSEI	114,686	18,045
JAGTS	9,558,532	3,440,634
JAIGS	786,377	733,410
JAMGS	4,332,744	152,827
JMCVIN	7,287	27
LVCLGI	4,126	453
SBVSG2	133,499	20,441
LOVBD	543	8
LOVTRC	6,133,775	289,051
MFBIE	303,084	371,305
MFBOV	1,300,928	376,101
MFFCA	763,369	423,031
MFTCG	1,978,400	668,493
MMCGSC	33,161	1,168
MNDIC	236,975	451,868
MNDSC	7,464	8
MV2IGI	944	721
MV2RIS	35	-
MV3LMS	5,627	81
MV3MVI	2,070,511	272,294
MVFIC	5,348,261	1,198,223
MVIGIC	2,689,005	247,274
MVIVIC	1,396,438	1,007,452
MVIVSC	4,556	9,950
MVUIC	683,221	65,203
MGRFV	373	-
MSGI2	60,504	9,485
DTRTFB	474,991	107,212
DTRTFY	20,372	11
EIF	599,508	647,193
GBF	773,347	774,699
GEM	1,582,930	998,652
GIG	137,746	151,389
GVAAA2	17,429,633	7,546,440
GVABD2	180,645	97,327
GVAGG2	1,169,106	797,756
GVAGI2	780,974	600,304
GVAGR2	1,442,228	1,433,411
GVDMA	187,613	589,638
GVDMC	9,497	19,964
GVEX1	47,539,542	4,471,519
GVEXD	1,305,887	422,647
GVIDA	48,233	154,079
GVIDC	2,033	20,419
GVIDM	25,676	368,077
GVIX2	366,992	557,426
GVIXY	130,879	1,744
HIBF	490,560	223,695
IDPG	749,384	218,472
IDPGI	371,191	263,090
MCIF	3,986,928	920,160

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

MCIFD	51,966	9,967
MSBF	772,449	385,968
NCPG	1,301,364	960,793
NCPGI	1,288,457	329,927
NJMMAY	145,029	30,910
NJNDE2	4,652	-
NVAMV1	345,099	561,821
NVAMVX	942,853	529,820
NVBX	2,453,800	454,648
NVBXD	95,645	39,013
NVCBD1	381,481	176,824
NVCCA1	7,110,537	4,104,027
NVCCAY	874,497	2,444
NVCCN1	296,506	200,042
NVCCNY	5,863	129
NVCMA1	10,921,822	2,660,100
NVCMAY	14,908	130
NVCMC1	613,101	319,595
NVCMD1	5,247,061	2,009,487
NVCMDY	5,882	130
NVCRA1	16,742,428	1,368,274
NVCRAY	14,572	226
NVCRB1	1,906,897	813,643
NVCRBY	5,877	130
NVDBL2	568	41,734
NVDBLP	893,116	2,076,190
NVDCA2	3	137
NVDCAP	873,045	1,548,676
NVDMAP	8,248,398	3,910,776
NVDMCP	217,107	334,075
NVFIII	328,833	137,103
NVFIY	84,361	177
NVGEII	1,396,953	133,183
NVGEY	112,294	11,340
NVIDAP	5,322,318	1,781,345
NVIDCP	575,348	215,053
NVIDMP	2,745,795	1,456,915
NVIE6	2,146	10,446
NVIX	2,186,888	454,020
NVLCP1	3,413,106	1,836,921
NVLCPY	20	20
NVMIG1	240,846	192,039
NVMIVX	292,164	206,769
NVMLG1	1,872,692	550,995
NVMM2	49,942	43,667
NVMMG1	273,863	383,463
NVMMG2	-	573
NVMMV1	2,682,796	966,870
NVMMV2	97,527	23,161
NVNMO1	103,225	71,128
NVNSR2	281,874	85,140
NVOLG1	3,365,119	1,949,986
NVRE1	2,087,899	1,117,909
NVSIX2	2,911,224	677,875
NVSIXD	339,126	20,791
NVSTB1	1,516,554	1,152,054
NVSTB2	3,492	3,008
NVTIV3	13,245	35,290
SAM	952,442	485,163
SAM5	26,439,956	18,786,649

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

SAMY	6,550,501	4,770,973
SCF	332,350	465,756
SCGF	2,070,246	1,111,607
SCVF	632,423	481,813
TRF	1,254,734	316,489
AMMCGS	1,976	1,289
AMSRS	9,320	6,192
AMTB	57,475	124,600
NOTAG1	32	33
NOTAG2	14,905	-
NOTB3	206,692	205,435
NOTBE2	5,887	130
NOTC1	20	20
NOTC2	5,875	130
NOTG3	335,095	345,672
NOTGR1	32	33
NOTGR2	312	-
NOTMD1	20	21
NOTMD2	5,894	130
NOTMG3	266,382	192,451
NOTMR1	20	20
PMVAAA	95,701	86,226
PMVFBA	149,693	144,674
PMVHYA	14	-
PMVID	46,562	138
PMVLDA	489,815	609,426
PMVRRA	30,016	2,641
PMVRSA	2,040,283	998,281
PMVTRA	77,387	677
PVGCBA	5,102	3
PVSTA	848,411	155,855
PVEIIA	2,533,454	259,621
PVIVIA	281,649	65,475
PVNOB	17,279	1,419
ROCMC	1,121	234
TRBCG2	5,002	-
TREI2	1,250	71
TRHS2	208,841	83,150
TRHSP	6,504,668	1,260,354
TRMCG2	211,786	23,841
VWEM	1,441	15
VWHA	712,196	1,090,499
VVB	668,724	9,217
VVCG	320,574	10,099
VVDV	67,409	9,995
VVEI	221,164	988
VVEIX	224,164	5,208
VVG	120,637	6,804
VVGBI	4,336	1,172
VVHGB	641,133	16,281
VVHYB	21,938	176
VVI	369,335	25,305
VVMA	383,218	144,632
VVMCI	225,319	2,414
VVREI	123,059	38,877
VVSTC	233,217	74,122
VVTISI	372,563	114,084
VVTSM	1,019,322	107,393
VRVDRA	5,488	2,404
VRVDRI	413,381	214,332

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(8) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2023, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2023. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)
2023	0.00%	209	$11.13	$2,323	0.00%	11.27	%****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2023	0.00%	7,223	16.20	117,030	0.88%	13.70%
2022	0.00%	6,977	14.25	99,428	2.86%	-18.45%
2021	0.00%	6,143	17.47	107,345	2.01%	9.67%
2020	0.00%	6,303	15.93	100,427	1.51%	5.02%
2019	0.00%	11,756	15.17	178,351	2.10%	15.51%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)
2023	0.00%	375	10.87	4,075	0.00%	12.03%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2023	0.00%	28,604	10.12	289,496	0.76%	14.83%
2022	0.00%	21,884	8.81	192,878	4.04%	-13.79%
2021	0.00%	25,401	10.22	259,700	1.62%	10.85%
2020	0.00%	32,378	9.22	298,621	1.56%	2.21%
2019	0.00%	31,716	9.02	286,188	1.04%	16.79%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)
2023	0.00%	144,681	35.31	5,109,396	1.07%	17.18%
2022	0.00%	146,094	30.14	4,402,896	1.10%	-15.63%
2021	0.00%	146,705	35.72	5,240,302	0.78%	35.95%
2020	0.00%	157,186	26.27	4,130,044	1.05%	3.37%
2019	0.00%	189,281	25.42	4,811,232	0.59%	20.10%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)
2023	0.00%	336	9.68	3,248	0.00%	16.86%
Advisors Preferred Trust - Gold Bullion Strategy Portfolio (APTGBS)
2023	0.00%	2,033	10.52	21,382	0.21%	10.51%
Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)
2023	0.00%	514	8.62	4,430	0.00%	43.13%
2022	0.00%	34	6.02	205	0.00%	-36.52	%****
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2023	0.00%	30,697	49.03	1,505,106	0.00%	4.11%
2022	0.00%	31,585	47.10	1,487,565	0.00%	-34.42%
2021	0.00%	31,412	71.82	2,255,942	0.00%	7.64%
2020	0.00%	34,815	66.72	2,322,861	0.00%	57.78%
2019	0.00%	51,690	42.29	2,185,764	0.00%	24.83%
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2023	0.00%	97	12.41	1,199	2.97%	13.91%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2023	0.00%	936,945	11.87	11,122,434	3.63%	3.60%
2022	0.00%	934,843	11.46	10,711,827	5.21%	-12.88%
2021	0.00%	927,477	13.15	12,198,047	3.39%	6.61%
2020	0.00%	872,794	12.34	10,766,722	1.59%	9.81%
2019	0.00%	938,205	11.23	10,530,219	2.57%	9.16%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2023	0.00%	28,010	17.08	478,405	3.30%	3.40%
2022	0.00%	28,664	16.52	473,481	5.13%	-13.08%
2021	0.00%	24,595	19.00	467,390	3.14%	6.27%
2020	0.00%	25,104	17.88	448,923	1.37%	9.55%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2019	0.00%	25,637	16.32	418,473	2.31%	8.90%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2023	0.00%	71,331	54.35	3,877,042	2.34%	6.13%
2022	0.00%	74,856	51.21	3,833,490	2.25%	-1.19%
2021	0.00%	80,200	51.83	4,156,748	1.14%	23.20%
2020	0.00%	88,790	42.07	3,735,267	1.81%	1.21%
2019	0.00%	98,875	41.57	4,109,761	2.07%	29.15%
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
2023	0.00%	821	11.29	9,273	0.00%	12.92	%****
American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)
2023	0.00%	3,249	10.86	35,287	0.00%	8.60	%****
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
2023	0.00%	192,164	11.03	2,119,022	2.42%	16.97%
2022	0.00%	65,727	9.43	619,619	2.68%	-1.03	%****
American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)
2023	0.00%	1,793	9.09	16,295	13.06%	4.72%
2022	0.00%	125	8.68	1,085	0.00%	-12.75	%****
American Funds Insurance Series(R) - Growth-Income Fund: Class 1 (AMVGI1)
2023	0.00%	420	11.08	4,654	0.00%	10.77	%****
American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)
2023	0.00%	9,618	10.58	101,709	1.61%	25.82%
2022	0.00%	2,297	8.40	19,305	0.90%	-16.71	%****
American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)
2023	0.00%	6,950	9.31	64,673	0.20%	38.14%
2022	0.00%	159	6.74	1,071	0.00%	-30.11	%****
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2023	0.00%	6,973	7.51	52,341	0.02%	15.79%
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)
2023	0.00%	7,496	10.06	75,444	5.45%	0.64	%****
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2023	0.00%	10,344	8.71	90,113	1.81%	15.56%
2022	0.00%	144	7.54	1,086	0.00%	-21.02	%****
American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)
2023	0.00%	289,193	14.28	4,129,705	1.55%	16.00%
2022	0.00%	253,611	12.31	3,122,188	1.60%	-22.10%
2021	0.00%	127,914	15.80	2,021,382	0.94%	4.92%
2020	0.00%	89,545	15.06	1,348,673	0.07%	23.58%
2019	0.00%	73,168	12.19	891,729	1.22%	29.14%
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2023	0.00%	37,890	8.69	329,433	2.30%	15.67%
2022	0.00%	1,713	7.52	12,876	0.79%	-22.25	%****
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 1 (AMVWM1)
2023	0.00%	431	10.93	4,706	0.00%	9.30	%****
Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II (PIVB2)
2023	0.00%	796	9.08	7,222	2.84%	6.70%
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)
2023	0.00%	12,889	10.71	138,048	1.83%	12.20%
2022	0.00%	1,035	9.55	9,880	0.00%	-5.89	%****
Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)
2023	0.00%	407	9.38	3,823	3.52%	8.07%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)
2023	0.00%	767,303	19.05	14,614,553	2.29%	12.83%
2022	0.00%	764,997	16.88	12,913,989	0.00%	-15.86%
2021	0.00%	774,880	20.06	15,546,250	0.92%	6.67%
2020	0.00%	765,348	18.81	14,394,320	1.28%	21.01%
2019	0.00%	855,232	15.54	13,292,531	1.33%	17.99%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2023	0.00%	32,065	10.11	324,276	5.73%	12.94%
2022	0.00%	594	8.95	5,319	3.78%	-10.56	%****

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
2023	0.00%	351,290	13.31	4,675,629	6.55%	13.21%
2022	0.00%	383,258	11.76	4,505,954	5.15%	-10.35%
2021	0.00%	299,196	13.11	3,923,728	4.35%	5.34%
2020	0.00%	201,810	12.45	2,512,430	4.76%	7.27%
2019	0.00%	90,475	11.61	1,050,076	5.38%	15.29%
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I (BRVTR1)
2023	0.00%	2	10.60	23	0.00%	6.02	%****
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2023	0.00%	7,218	8.98	64,789	3.09%	5.42%
2022	0.00%	692	8.51	5,892	1.57%	-14.28	%****
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2023	0.00%	56,959	25.81	1,470,279	2.07%	12.60%
2022	0.00%	61,279	22.93	1,404,832	0.00%	-15.99%
2021	0.00%	62,887	27.29	1,716,048	0.77%	6.55%
2020	0.00%	65,109	25.61	1,667,468	1.11%	20.80%
2019	0.00%	78,748	21.20	1,669,449	1.10%	17.83%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2023	0.00%	870	9.30	8,094	0.63%	12.49%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.00%	55,964	43.13	2,413,926	0.78%	23.69%
2019	0.00%	62,253	34.87	2,170,920	1.17%	36.10%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2023	0.00%	435,334	55.56	24,186,162	1.43%	25.93%
2022	0.00%	431,074	44.12	19,018,438	1.34%	-18.32%
2021	0.00%	451,317	54.01	24,376,852	1.14%	28.41%
2020	0.00%	473,165	42.06	19,902,389	1.58%	18.01%
2019	0.00%	514,215	35.64	18,315,167	1.72%	31.18%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2023	0.00%	115,509	48.53	5,605,630	1.06%	15.39%
2022	0.00%	119,301	42.06	5,017,625	0.92%	-16.65%
2021	0.00%	123,569	50.46	6,235,250	0.69%	26.14%
2020	0.00%	143,928	40.00	5,757,402	1.09%	10.64%
2019	0.00%	157,959	36.16	5,703,226	0.94%	22.21%
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 (CLSCV1)
2023	0.00%	201	11.52	2,316	0.00%	15.17	%****
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)
2023	0.00%	5,072	10.33	52,408	0.00%	44.87%
2022	0.00%	41	7.13	292	0.00%	-31.86	%****
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)
2023	0.00%	194	10.28	1,992	0.00%	-9.11%
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2023	0.00%	93,128	23.75	2,211,941	0.62%	9.10%
2022	0.00%	96,711	21.77	2,105,537	0.50%	-12.36%
2021	0.00%	104,562	24.84	2,597,399	0.64%	34.01%
2020	0.00%	136,970	18.54	2,538,867	1.08%	-2.18%
2019	0.00%	130,512	18.95	2,472,984	0.76%	27.72%
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)
2023	0.00%	73,977	10.37	767,406	3.05%	20.14%
2022	0.00%	15,408	8.63	133,036	1.92%	-13.68	%****
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)
2023	0.00%	2,036,887	11.65	23,724,635	4.01%	5.05%
2022	0.00%	1,904,466	11.09	21,115,329	1.60%	-6.33%
2021	0.00%	1,868,950	11.84	22,122,759	0.78%	-1.04%
2020	0.00%	1,607,313	11.96	19,225,735	0.03%	1.46%
2019	0.00%	1,576,277	11.79	18,594,588	2.77%	4.19%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2023	0.00%	422,036	15.58	6,576,215	2.98%	14.72%
2022	0.00%	324,979	13.58	4,413,949	1.79%	-10.96%
2021	0.00%	363,149	15.25	5,539,353	1.60%	14.20%
2020	0.00%	295,982	13.36	3,953,284	1.38%	11.29%
2019	0.00%	180,087	12.00	2,169,397	2.34%	18.12%
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)
2023	0.00%	497,770	11.85	5,897,771	4.11%	4.02%
2022	0.00%	444,633	11.39	5,064,622	9.47%	-12.45%
2021	0.00%	338,091	13.01	4,398,715	5.28%	5.58%
2020	0.00%	223,212	12.32	2,750,608	1.25%	11.72%
2019	0.00%	165,934	11.03	1,830,724	1.96%	8.46%
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
2023	0.00%	1,573,628	21.53	33,876,796	3.28%	14.11%
2022	0.00%	1,528,029	18.87	28,827,358	2.78%	-17.64%
2021	0.00%	1,284,823	22.91	29,431,864	2.65%	14.56%
2020	0.00%	1,254,355	20.00	25,080,927	2.16%	9.41%
2019	0.00%	1,246,703	18.27	22,783,967	2.95%	23.90%
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
2023	0.00%	2,044,773	19.88	40,652,269	5.00%	17.86%
2022	0.00%	1,959,189	16.87	33,048,578	4.20%	-3.46%
2021	0.00%	1,807,763	17.47	31,586,157	4.23%	18.11%
2020	0.00%	1,700,699	14.79	25,158,296	2.58%	-1.76%
2019	0.00%	1,504,700	15.06	22,662,615	3.88%	15.86%
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)
2023	0.00%	1,920,204	11.16	21,439,067	3.86%	4.98%
2022	0.00%	1,812,290	10.64	19,274,085	1.26%	-1.16%
2021	0.00%	1,916,380	10.76	20,619,547	0.01%	-0.19%
2020	0.00%	1,688,867	10.78	18,206,130	0.59%	0.60%
2019	0.00%	1,720,630	10.72	18,451,730	2.43%	2.52%
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
2023	0.00%	1,474,775	33.46	49,340,795	2.37%	10.92%
2022	0.00%	1,364,540	30.16	41,157,601	2.31%	-4.88%
2021	0.00%	1,315,343	31.71	41,708,326	1.81%	27.04%
2020	0.00%	1,295,368	24.96	32,333,282	2.35%	-1.37%
2019	0.00%	1,190,909	25.31	30,147,324	2.29%	25.78%
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
2023	0.00%	1,079,629	37.20	40,160,240	1.68%	20.03%
2022	0.00%	986,579	30.99	30,574,058	1.35%	-4.21%
2021	0.00%	954,848	32.35	30,892,360	1.49%	39.68%
2020	0.00%	1,015,289	23.16	23,516,424	1.81%	3.98%
2019	0.00%	976,352	22.27	21,754,611	1.62%	22.56%
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)
2023	0.00%	570,591	15.79	9,011,191	3.02%	14.89%
2022	0.00%	452,861	13.75	6,224,838	2.69%	-14.98%
2021	0.00%	313,589	16.17	5,070,036	2.08%	10.95%
2020	0.00%	208,291	14.57	3,035,107	2.86%	8.28%
2019	0.00%	145,961	13.46	1,964,272	3.14%	20.16%
Deutsche DWS Variable Series I - DWS Capital Growth VIP: Class A (DSVCGA)
2023	0.00%	246,208	23.97	5,900,961	0.07%	38.57%
2022	0.00%	197,542	17.30	3,416,617	0.08%	-30.74%
2021	0.00%	129,908	24.97	3,243,957	0.18%	22.78%
2020	0.00%	73,954	20.34	1,504,121	0.41%	39.04%
2019	0.00%	41,881	14.63	612,618	0.34%	37.14%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2023	0.00%	30,969	19.06	590,261	2.74%	6.14%
2022	0.00%	32,738	17.96	587,892	2.54%	-9.28%
2021	0.00%	28,072	19.79	555,645	2.43%	-1.40%
2020	0.00%	31,213	20.07	626,560	2.89%	8.12%
2019	0.00%	24,360	18.57	452,275	2.87%	9.44%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2023	0.00%	9,624	9.89	95,144	1.24%	21.23%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2023	0.00%	7,960	9.83	78,265	0.38%	33.12%
2022	0.00%	1,253	7.39	9,255	0.29%	-26.49	%****
Fidelity Variable Insurance Products Fund - VIP Contrafund(R)Portfolio: Service Class (FCS)
2023	0.00%	1,072,318	18.18	19,489,895	0.45%	33.34%
2022	0.00%	867,405	13.63	11,823,657	0.46%	-26.38%
2021	0.00%	667,616	18.52	12,361,622	0.04%	27.71%
2020	0.00%	450,346	14.50	6,529,409	0.16%	30.43%
2019	0.00%	21,193	11.12	235,582	0.48%	11.16%
Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)
2023	0.00%	220	9.23	2,035	0.59%	20.67%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2023	0.00%	320,173	38.21	12,234,476	1.87%	10.53%
2022	0.00%	328,390	34.57	11,352,587	1.83%	-5.09%
2021	0.00%	328,816	36.42	11,976,681	1.86%	24.83%
2020	0.00%	295,420	29.18	8,620,144	1.76%	6.55%
2019	0.00%	301,092	27.39	8,248,518	1.98%	27.32%
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)
2023	0.00%	726,709	12.07	8,769,077	2.27%	9.61%
2022	0.00%	607,379	11.01	6,686,608	1.81%	-20.26%
2021	0.00%	471,434	13.81	6,508,570	2.41%	-2.28%
2020	0.00%	264,410	14.13	3,735,702	0.87%	31.17%
2019	0.00%	123,059	10.77	1,326,530	2.24%	29.30%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2023	0.00%	58,858	26.38	1,552,945	3.76%	9.28%
2022	0.00%	61,028	24.15	1,473,539	2.08%	-13.57%
2021	0.00%	64,020	27.94	1,788,407	0.95%	5.79%
2020	0.00%	65,894	26.41	1,739,973	1.20%	12.39%
2019	0.00%	78,967	23.49	1,855,265	2.01%	16.00%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2023	0.00%	116,912	30.49	3,564,262	3.13%	12.34%
2022	0.00%	121,493	27.14	3,297,109	2.02%	-15.83%
2021	0.00%	123,004	32.24	3,965,895	1.07%	9.47%
2020	0.00%	100,177	29.45	2,950,573	1.14%	14.92%
2019	0.00%	117,482	25.63	3,011,147	2.03%	20.01%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2023	0.00%	299,448	35.30	10,569,963	2.38%	14.56%
2022	0.00%	308,760	30.81	9,513,825	1.85%	-16.94%
2021	0.00%	314,208	37.10	11,656,900	1.02%	12.24%
2020	0.00%	308,413	33.05	10,194,079	1.23%	16.76%
2019	0.00%	289,083	28.31	8,183,826	1.94%	24.37%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2023	0.00%	36,554	10.03	366,586	0.00%	35.89%
2022	0.00%	7	7.38	52	0.63%	-24.64	%****
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2023	0.00%	874	11.13	9,734	0.01%	11.35	%****
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2023	0.00%	1,001,594	75.23	75,347,140	0.04%	36.09%
2022	0.00%	887,957	55.28	49,082,343	0.52%	-24.52%
2021	0.00%	876,545	73.24	64,193,855	0.00%	23.08%
2020	0.00%	763,199	59.50	45,411,207	0.06%	43.75%
2019	0.00%	683,492	41.39	28,295,453	0.16%	34.18%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2023	0.00%	7,648	9.15	69,965	3.20%	6.00%
2022	0.00%	3,924	8.63	33,864	2.23%	-13.21	%****

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2023	0.00%	417,212	18.51	7,722,259	2.85%	6.12%
2022	0.00%	368,895	17.44	6,434,165	2.22%	-13.03%
2021	0.00%	390,307	20.05	7,827,146	1.98%	-0.72%
2020	0.00%	353,680	20.20	7,144,321	2.28%	9.25%
2019	0.00%	310,568	18.49	5,743,694	2.65%	9.58%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2023	0.00%	1,846	9.60	17,709	0.56%	14.80%
2022	0.00%	454	8.36	3,795	0.53%	-14.97	%****
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2023	0.00%	207,578	51.51	10,691,585	0.52%	15.00%
2022	0.00%	214,913	44.79	9,625,296	0.40%	-14.85%
2021	0.00%	244,040	52.60	12,836,592	0.52%	25.51%
2020	0.00%	257,638	41.91	10,797,837	0.56%	18.04%
2019	0.00%	267,146	35.51	9,485,288	0.78%	23.35%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2023	0.00%	407,668	28.67	11,686,543	2.40%	0.70%
2022	0.00%	432,290	28.47	12,306,164	2.22%	62.87%
2021	0.00%	469,829	17.48	8,212,104	2.29%	54.83%
2020	0.00%	568,083	11.29	6,413,237	2.75%	-32.88%
2019	0.00%	445,565	16.82	7,488,507	1.85%	9.82%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2023	0.00%	537,619	15.91	8,551,696	1.05%	20.41%
2022	0.00%	446,760	13.21	5,901,956	1.09%	-24.58%
2021	0.00%	350,086	17.52	6,132,392	0.42%	19.57%
2020	0.00%	389,820	14.65	5,710,663	0.36%	15.49%
2019	0.00%	381,679	12.68	4,841,279	1.58%	27.67%
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)
2023	0.00%	423,044	12.38	5,239,151	2.50%	11.09%
2022	0.00%	375,811	11.15	4,189,647	1.39%	-27.62%
2021	0.00%	323,139	15.40	4,976,830	1.12%	38.86%
2020	0.00%	230,628	11.09	2,557,992	2.35%	-6.61%
2019	0.00%	157,100	11.88	1,869,408	2.43%	23.09%
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)
2023	0.00%	56	10.78	600	27.22%	7.82	%****
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)
2023	0.00%	1,736	9.18	15,939	0.17%	27.18%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2023	0.00%	259	47.06	12,173	1.11%	20.77%
2022	0.00%	272	38.97	10,599	1.02%	-7.19%
2021	0.00%	303	41.99	12,723	1.47%	33.48%
2020	0.00%	325	31.46	10,224	1.22%	8.18%
2019	0.00%	392	29.08	11,399	1.58%	34.29%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2023	0.00%	73,314	11.69	857,257	1.21%	20.61%
2022	0.00%	21,077	9.70	204,343	1.40%	-3.05	%****
First Eagle Variable Funds - Overseas Variable Fund (FEOVF)
2023	0.00%	2,617	10.01	26,191	0.00%	10.08%
2022	0.00%	114	9.09	1,037	0.00%	-8.17	%****
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2023	0.00%	25,747	12.94	333,250	2.15%	12.62%
2022	0.00%	26,712	11.49	306,994	2.61%	-21.98%
2021	0.00%	26,242	14.73	386,574	0.87%	-5.74%
2020	0.00%	23,110	15.63	361,166	4.18%	17.18%
2019	0.00%	25,353	13.34	338,116	1.01%	26.70%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)
2023	0.00%	25,564	21.76	556,181	1.70%	14.77%
2022	0.00%	23,328	18.96	442,242	2.00%	-15.68%
2021	0.00%	24,697	22.48	555,243	1.90%	11.81%
2020	0.00%	24,760	20.11	497,851	1.77%	12.19%
2019	0.00%	29,944	17.92	536,673	4.50%	20.04%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2023	0.00%	67,575	21.37	1,444,001	1.44%	14.61%
2022	0.00%	68,225	18.64	1,272,019	1.63%	-16.00%
2021	0.00%	68,897	22.20	1,529,220	1.72%	11.68%
2020	0.00%	69,652	19.87	1,384,263	1.47%	11.74%
2019	0.00%	70,996	17.79	1,262,696	3.80%	19.86%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2023	0.00%	387,008	10.56	4,085,807	0.00%	3.19%
2022	0.00%	403,802	10.23	4,131,161	0.00%	-4.85%
2021	0.00%	428,387	10.75	4,605,982	0.00%	-4.62%
2020	0.00%	474,728	11.27	5,351,693	8.36%	-5.07%
2019	0.00%	488,258	11.88	5,799,933	7.15%	2.26%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2023	0.00%	82,608	9.27	765,540	0.00%	2.88%
2022	0.00%	88,564	9.01	797,725	0.00%	-4.95%
2021	0.00%	92,717	9.48	878,628	0.00%	-4.99%
2020	0.00%	99,586	9.97	993,316	8.48%	-5.28%
2019	0.00%	103,027	10.53	1,084,933	7.25%	2.01%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
2023	0.00%	219,388	20.38	4,470,856	5.12%	8.87%
2022	0.00%	227,697	18.72	4,262,068	5.09%	-5.24%
2021	0.00%	229,740	19.75	4,537,939	4.58%	17.00%
2020	0.00%	213,049	16.88	3,596,642	6.00%	0.97%
2019	0.00%	198,343	16.72	3,319,462	5.51%	16.42%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2023	0.00%	17,010	26.79	455,779	4.57%	8.62%
2022	0.00%	24,446	24.67	603,019	4.89%	-5.47%
2021	0.00%	26,436	26.10	689,869	4.65%	16.75%
2020	0.00%	27,159	22.35	607,032	5.73%	0.69%
2019	0.00%	30,135	22.20	668,907	5.63%	16.06%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.00%	1,015	41.19	41,808	1.35%	16.23%
2019	0.00%	3,241	35.44	114,859	1.04%	29.58%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2023	0.00%	67,628	45.28	3,062,216	0.74%	13.02%
2022	0.00%	72,766	40.06	2,915,257	1.22%	-9.82%
2021	0.00%	76,985	44.42	3,419,989	1.12%	25.67%
2020	0.00%	83,440	35.35	2,949,607	1.71%	5.41%
2019	0.00%	84,425	33.54	2,831,326	1.29%	26.72%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2023	0.00%	51,630	11.17	576,451	3.46%	20.76%
2022	0.00%	46,421	9.25	429,205	3.02%	-7.61%
2021	0.00%	51,135	10.01	511,707	1.89%	4.16%
2020	0.00%	62,081	9.61	596,441	3.51%	-1.16%
2019	0.00%	60,985	9.72	592,774	1.64%	12.53%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2023	0.00%	6,926	16.37	113,396	1.71%	15.57%
2022	0.00%	7,798	14.17	110,474	0.00%	-19.16%
2021	0.00%	6,788	17.53	118,961	0.00%	16.17%
2020	0.00%	6,536	15.09	98,599	0.29%	4.11%
2019	0.00%	7,052	14.49	102,180	1.50%	11.94%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2023	0.00%	47,031	11.64	547,255	6.52%	7.77%
2022	0.00%	50,299	10.80	543,083	4.07%	-6.54%
2021	0.00%	41,081	11.55	474,576	2.27%	4.84%
2020	0.00%	9,141	11.02	100,728	2.38%	6.72%
2019	0.00%	6,356	10.33	65,629	4.10%	8.82%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2023	0.00%	2,209	11.04	24,391	2.84%	11.12%
Rydex Variable Trust - Biotechnology Fund (RBF)
2023	0.00%	4,286	8.76	37,569	0.00%	5.53%
Rydex Variable Trust - Electronics Fund (RELF)
2023	0.00%	109	10.60	1,158	0.00%	54.75%
Rydex Variable Trust - Energy Services Fund (RESF)
2023	0.00%	121	12.75	1,547	0.00%	4.44%
Rydex Variable Trust - Health Care Fund (RHCF)
2023	0.00%	40	9.44	378	0.00%	5.03%
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
2023	0.00%	204	9.92	2,023	0.00%	12.69%
Rydex Variable Trust - Internet Fund (RINF)
2022	0.00%	2,353	4.92	11,581	0.00%	-44.84	%****
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
2023	0.00%	821	10.05	8,248	0.00%	53.22%
Rydex Variable Trust - Precious Metals Fund (RPMF)
2023	0.00%	121	9.10	1,105	0.09%	3.83%
Rydex Variable Trust - Technology Fund (RTEC)
2023	0.00%	338	9.28	3,136	0.00%	49.01%
2022	0.00%	12	6.23	75	0.00%	-36.25	%****
Rydex Variable Trust - Telecommunications Fund (RTEL)
2023	0.00%	47	7.87	368	0.00%	6.30%
Rydex Variable Trust - Transportation Fund (RTRF)
2023	0.00%	35	7.67	269	0.00%	24.49%
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2023	0.00%	89,916	12.83	1,153,252	2.83%	4.37%
2022	0.00%	93,779	12.29	1,152,453	1.18%	-3.40%
2021	0.00%	86,802	12.72	1,104,243	0.00%	8.10%
2020	0.00%	74,972	11.77	882,247	1.29%	7.39%
2019	0.00%	64,599	10.96	707,881	2.30%	5.01%
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2023	0.00%	541	7.42	4,016	0.00%	6.47%
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2023	0.00%	386	10.32	3,988	0.00%	6.29%
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2023	0.00%	7	11.89	83	0.00%	27.83%
Rydex Variable Trust - Global Managed Futures Fund (RVMFU)
2023	0.00%	43	11.34	490	0.00%	3.80%
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)
2023	0.00%	2,027	10.29	20,859	0.97%	10.29%
2022	0.00%	56	9.33	522	0.00%	-3.74	%****
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2023	0.00%	3,374	41.31	139,357	0.00%	40.93%
2022	0.00%	3,412	29.31	100,007	0.00%	-31.11%
2021	0.00%	3,417	42.55	145,388	0.00%	11.93%
2020	0.00%	820	38.01	31,172	0.08%	42.35%
2019	0.00%	1,146	26.70	30,603	0.00%	36.76%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)
2023	0.00%	13,930	24.85	346,120	0.30%	14.47%
2022	0.00%	13,437	21.71	291,670	0.33%	-14.26%
2021	0.00%	16,067	25.32	406,762	0.51%	23.24%
2020	0.00%	16,806	20.54	345,227	0.67%	9.25%
2019	0.00%	24,235	18.80	455,690	0.51%	25.28%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2023	0.00%	924,895	14.46	13,370,437	0.00%	6.63%
2022	0.00%	842,308	13.56	11,419,026	7.83%	-14.35%
2021	0.00%	714,548	15.83	11,310,265	3.33%	9.54%
2020	0.00%	647,561	14.45	9,356,869	8.47%	10.22%
2019	0.00%	541,919	13.11	7,104,503	0.00%	15.21%
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)
2023	0.00%	5,805	9.02	52,341	2.64%	6.14%
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)
2023	0.00%	7,296	10.80	78,773	2.58%	9.04%
2022	0.00%	1,973	9.90	19,536	1.90%	-1.68	%****
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2023	0.00%	40,578	13.79	559,588	0.00%	13.15%
2022	0.00%	43,041	12.19	524,565	0.00%	-30.98%
2021	0.00%	41,386	17.66	730,812	0.00%	19.10%
2020	0.00%	25,773	14.83	382,128	0.00%	48.27	%****
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2020	0.00%	116,043	37.68	4,372,189	1.50%	13.94%
2019	0.00%	121,141	33.07	4,005,757	0.90%	32.08%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2023	0.00%	229,635	33.19	7,621,885	0.24%	34.73%
2022	0.00%	217,681	24.63	5,362,486	0.00%	-31.76%
2021	0.00%	194,708	36.10	7,029,432	0.00%	15.49%
2020	0.00%	178,943	31.26	5,593,823	0.70%	27.64%
2019	0.00%	186,386	24.49	4,564,874	0.94%	31.79%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2023	0.00%	661,870	14.25	9,429,509	0.62%	21.06%
2022	0.00%	580,742	11.77	6,834,285	0.00%	-27.13%
2021	0.00%	471,376	16.15	7,612,456	0.00%	10.22%
2020	0.00%	460,143	14.65	6,742,032	1.04%	21.50%
2019	0.00%	352,589	12.06	4,251,938	1.01%	28.60%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2023	0.00%	34,744	11.80	409,951	0.00%	8.88%
2022	0.00%	34,442	10.84	373,229	0.00%	-11.46%
2021	0.00%	33,822	12.24	413,952	3.98%	-3.41%
2020	0.00%	45,398	12.67	575,265	5.94%	3.40%
2019	0.00%	48,669	12.25	596,429	3.75%	10.80%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2023	0.00%	112,468	52.33	5,885,792	1.22%	18.13%
2022	0.00%	97,187	44.30	4,305,563	0.56%	-15.83%
2021	0.00%	78,232	52.64	4,117,832	0.38%	22.55%
2020	0.00%	69,816	42.95	2,998,581	0.63%	19.93%
2019	0.00%	76,724	35.81	2,747,712	0.20%	26.47%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2023	0.00%	541,563	20.18	10,930,161	2.13%	13.94%
2022	0.00%	572,243	17.71	10,136,738	1.61%	-14.74%
2021	0.00%	570,013	20.78	11,842,839	1.62%	10.44%
2020	0.00%	586,496	18.81	11,033,225	2.07%	13.88%
2019	0.00%	619,589	16.52	10,235,364	2.09%	21.78%
Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)
2023	0.00%	57,431	15.93	914,631	2.68%	7.17%
2022	0.00%	59,877	14.86	889,771	2.42%	-15.79%
2021	0.00%	59,357	17.65	1,047,421	1.97%	-0.85%
2020	0.00%	54,657	17.80	972,713	2.43%	10.97%
2019	0.00%	55,873	16.04	896,095	2.74%	12.18%
Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)
2023	0.00%	31,236	29.57	923,542	0.75%	16.03%
2022	0.00%	32,093	25.48	817,793	1.11%	-16.06%
2021	0.00%	30,636	30.36	930,023	0.98%	15.97%
2020	0.00%	30,083	26.18	787,505	1.40%	14.11%
2019	0.00%	29,129	22.94	668,222	1.75%	22.09%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP)
2023	0.00%	33,704	48.21	1,624,748	0.38%	23.52%
2022	0.00%	36,215	39.03	1,413,365	0.22%	-17.33%
2021	0.00%	35,217	47.21	1,662,469	0.54%	28.94%
2020	0.00%	37,667	36.61	1,379,032	0.53%	21.52%
2019	0.00%	43,050	30.13	1,297,038	0.56%	31.09%
Ivy Variable Insurance Portfolios - Delaware VIP Global Equity: Class II (WRDIV)
2023	0.00%	35,909	24.81	890,778	1.74%	14.10%
2022	0.00%	37,594	21.74	817,351	3.77%	-11.30%
2021	0.00%	38,026	24.51	932,105	2.18%	16.97%
2020	0.00%	38,508	20.96	806,949	2.54%	3.15%
2019	0.00%	37,887	20.32	769,697	2.82%	23.15%
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)
2023	0.00%	48,220	8.68	418,529	3.35%	4.02%
2022	0.00%	48,553	8.34	405,154	2.82%	50.47%
2021	0.00%	59,712	5.55	331,141	1.48%	42.00%
2020	0.00%	66,753	3.91	260,703	2.09%	-36.83%
2019	0.00%	47,539	6.18	293,922	0.00%	3.48%
Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)
2023	0.00%	94,915	7.09	672,968	2.47%	1.59%
2022	0.00%	97,808	6.98	682,655	1.64%	17.78%
2021	0.00%	122,181	5.93	724,063	1.60%	26.68%
2020	0.00%	122,569	4.68	573,394	2.25%	-11.99%
2019	0.00%	111,122	5.32	590,655	0.98%	9.46%
Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)
2023	0.00%	36,290	59.51	2,159,451	0.00%	37.92%
2022	0.00%	37,797	43.14	1,630,734	0.00%	-27.19%
2021	0.00%	38,023	59.26	2,253,127	0.00%	30.03%
2020	0.00%	38,644	45.57	1,761,130	0.00%	30.55%
2019	0.00%	40,917	34.91	1,428,377	0.00%	36.59%
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
2023	0.00%	132,227	26.74	3,535,383	6.50%	11.75%
2022	0.00%	146,984	23.93	3,516,680	6.60%	-10.97%
2021	0.00%	145,101	26.87	3,899,203	5.78%	6.06%
2020	0.00%	138,235	25.34	3,502,399	7.25%	6.03%
2019	0.00%	148,251	23.90	3,542,632	6.71%	11.19%
Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P)
2023	0.00%	40,021	19.64	786,143	1.58%	15.63%
2022	0.00%	41,333	16.99	702,199	2.24%	-14.30%
2021	0.00%	41,087	19.82	814,501	1.03%	14.18%
2020	0.00%	41,819	17.36	726,079	2.42%	7.19%
2019	0.00%	50,908	16.20	824,625	1.58%	18.69%
Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP)
2023	0.00%	35,435	26.92	953,980	0.08%	19.99%
2022	0.00%	37,096	22.44	832,354	0.81%	-17.56%
2021	0.00%	43,856	27.22	1,193,660	0.05%	17.86%
2020	0.00%	45,830	23.09	1,058,339	0.39%	20.58%
2019	0.00%	37,550	19.15	719,139	0.64%	25.93%
Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)
2023	0.00%	28,014	12.08	338,306	1.69%	4.84%
2022	0.00%	27,541	11.52	317,242	1.16%	-4.30%
2021	0.00%	17,479	12.04	210,386	1.55%	-0.49%
2020	0.00%	14,650	12.10	177,200	3.06%	4.14%
2019	0.00%	5,907	11.61	68,609	1.66%	4.23%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2023	0.00%	53,460	56.07	2,997,688	0.00%	19.61%
2022	0.00%	56,612	46.88	2,653,883	0.00%	-30.79%
2021	0.00%	104,432	67.74	7,073,869	0.00%	16.36%
2020	0.00%	65,426	58.22	3,808,797	0.00%	49.00%
2019	0.00%	65,470	39.07	2,557,942	0.00%	37.94%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)
2023	0.00%	52,198	32.07	1,673,849	5.94%	17.46%
2022	0.00%	57,419	27.30	1,567,540	1.98%	-16.68%
2021	0.00%	57,842	32.77	1,895,277	1.62%	18.93%
2020	0.00%	55,716	27.55	1,534,978	1.43%	15.70%
2019	0.00%	57,971	23.81	1,380,347	2.58%	23.24%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II (WRPCP)
2023	0.00%	18,347	21.87	401,205	4.17%	12.42%
2022	0.00%	18,464	19.45	359,165	2.77%	-14.00%
2021	0.00%	18,730	22.62	423,632	1.78%	10.18%
2020	0.00%	17,834	20.53	366,104	1.70%	12.67%
2019	0.00%	17,359	18.22	316,285	1.98%	14.66%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)
2023	0.00%	343,779	29.16	10,023,357	5.89%	16.43%
2022	0.00%	339,030	25.04	8,489,879	2.39%	-15.83%
2021	0.00%	339,169	29.75	10,090,397	1.88%	16.88%
2020	0.00%	345,752	25.45	8,800,576	1.73%	15.12%
2019	0.00%	339,706	22.11	7,511,176	2.66%	21.40%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
2023	0.00%	28,313	17.37	491,849	5.27%	15.34%
2022	0.00%	27,811	15.06	418,876	1.84%	-13.94%
2021	0.00%	26,359	17.50	461,322	1.47%	15.24%
2020	0.00%	25,572	15.19	388,352	1.27%	9.71%
2019	0.00%	22,450	13.84	310,753	2.00%	19.29%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II (WRPMCP)
2023	0.00%	30,485	24.27	739,739	4.80%	13.92%
2022	0.00%	29,887	21.30	636,605	2.79%	-14.67%
2021	0.00%	37,297	24.96	930,974	1.99%	12.37%
2020	0.00%	35,370	22.21	785,679	1.83%	13.52%
2019	0.00%	29,566	19.57	578,552	2.26%	16.85%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
2023	0.00%	50	15.41	766	4.25%	12.61%
2022	0.00%	52	13.69	712	4.98%	-12.74%
2021	0.00%	54	15.68	847	1.57%	10.72%
2020	0.00%	56	14.17	793	1.81%	9.61	%****
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
2023	0.00%	20,867	16.41	342,386	4.66%	14.02%
2022	0.00%	20,602	14.39	296,479	2.97%	-13.17%
2021	0.00%	20,507	16.57	339,859	1.58%	12.99%
2020	0.00%	20,355	14.67	298,559	1.35%	9.07%
2019	0.00%	19,736	13.45	265,416	1.88%	17.32%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II (WRPMP)
2023	0.00%	229,043	26.59	6,091,083	5.47%	15.28%
2022	0.00%	235,282	23.07	5,427,458	2.56%	-15.22%
2021	0.00%	240,213	27.21	6,535,894	1.94%	14.66%
2020	0.00%	236,176	23.73	5,604,502	1.80%	14.35%
2019	0.00%	231,913	20.75	4,812,839	2.54%	19.05%
Ivy Variable Insurance Portfolios - Delaware VIP Real Estate Securities: Class II (WRRESP)
2023	0.00%	12,094	26.07	315,337	1.99%	9.49%
2022	0.00%	11,270	23.81	268,386	0.86%	-24.91%
2021	0.00%	11,622	31.72	368,604	0.89%	43.68%
2020	0.00%	11,818	22.07	260,863	1.70%	-3.13%
2019	0.00%	13,078	22.79	297,996	1.57%	24.43%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)
2023	0.00%	42,438	30.72	1,303,757	0.00%	13.04%
2022	0.00%	42,833	27.18	1,164,133	0.00%	-26.77%
2021	0.00%	40,307	37.11	1,495,891	0.93%	3.99%
2020	0.00%	42,296	35.69	1,509,499	0.00%	37.66%
2019	0.00%	44,164	25.92	1,144,939	0.00%	23.37%
Ivy Variable Insurance Portfolios - Delaware Ivy Smid Cap Core: Class II (WRSCV)
2023	0.00%	10,323	37.74	389,627	0.21%	15.66%
2022	0.00%	10,880	32.63	355,037	0.00%	-14.81%
2021	0.00%	11,135	38.30	426,517	0.00%	20.78%
2020	0.00%	12,225	31.71	387,701	0.00%	7.02%
2019	0.00%	11,435	29.63	338,843	0.00%	24.33%
Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)
2023	0.00%	45,936	63.48	2,916,149	0.00%	39.06%
2022	0.00%	47,081	45.65	2,149,285	0.00%	-31.84%
2021	0.00%	46,831	66.98	3,136,556	0.00%	15.17%
2020	0.00%	49,214	58.16	2,862,093	0.00%	35.36%
2019	0.00%	53,856	42.96	2,313,843	0.00%	49.48%
Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)
2023	0.00%	16,229	37.56	609,538	1.50%	8.35%
2022	0.00%	17,013	34.66	589,713	1.35%	-5.00%
2021	0.00%	15,448	36.49	563,626	1.86%	31.18%
2020	0.00%	16,216	27.81	451,030	1.92%	1.98%
2019	0.00%	15,969	27.27	435,517	0.80%	26.33%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)
2023	0.00%	769	9.74	7,494	2.50%	15.41%
2022	0.00%	258	8.44	2,178	0.00%	-16.40	%****
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2023	0.00%	78,650	66.68	5,244,018	0.13%	39.65%
2022	0.00%	79,669	47.74	3,803,695	0.05%	-33.73%
2021	0.00%	87,902	72.04	6,332,634	0.00%	22.60%
2020	0.00%	98,560	58.76	5,791,532	0.17%	39.03%
2019	0.00%	114,712	42.26	4,848,201	0.02%	36.85%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2023	0.00%	357,626	21.72	7,769,022	0.18%	18.07%
2022	0.00%	305,321	18.40	5,617,586	0.20%	-15.94%
2021	0.00%	291,545	21.89	6,381,321	0.32%	16.83%
2020	0.00%	299,681	18.73	5,614,463	0.08%	19.47%
2019	0.00%	290,851	15.68	4,561,162	0.21%	35.49%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2023	0.00%	4,081	9.02	36,810	4.83%	5.29%
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)
2023	0.00%	9,306	11.20	104,214	0.79%	11.99	%****
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2023	0.00%	873,878	64.62	56,468,476	0.00%	54.27%
2022	0.00%	757,696	41.89	31,736,245	0.00%	-37.12%
2021	0.00%	616,779	66.61	41,086,560	0.11%	17.75%
2020	0.00%	532,999	56.58	30,154,506	0.00%	50.73%
2019	0.00%	427,184	37.53	16,044,690	0.40%	44.82%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2023	0.00%	189,930	15.95	3,029,053	1.42%	10.58%
2022	0.00%	189,061	14.42	2,726,602	1.70%	-8.84%
2021	0.00%	192,456	15.82	3,044,569	1.00%	13.29%
2020	0.00%	210,839	13.96	2,944,071	1.23%	16.02%
2019	0.00%	226,717	12.04	2,728,689	1.85%	26.71%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2023	0.00%	648,449	20.14	13,062,558	0.11%	17.78%
2022	0.00%	464,632	17.10	7,947,076	0.08%	-16.15%
2021	0.00%	317,751	20.40	6,481,562	0.23%	16.54%
2020	0.00%	208,957	17.50	3,657,363	0.00%	19.18%
2019	0.00%	109,681	14.69	1,614,333	0.06%	35.16%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)
2023	0.00%	1,105	10.63	11,741	1.31%	11.40%
2022	0.00%	393	9.54	3,750	1.40%	-5.56	%****
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)
2023	0.00%	673	9.63	6,483	0.00%	44.02%
2022	0.00%	213	6.69	1,424	0.00%	-32.24	%****
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)
2023	0.00%	16,451	7.15	117,645	0.00%	8.12%
2022	0.00%	30	6.61	198	0.00%	-29.01	%****
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
2023	0.00%	59	9.17	539	24.30%	6.55%
2022	0.00%	1	8.61	9	4.65%	-12.80	%****
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2023	0.00%	1,299,977	10.98	14,276,106	5.55%	6.34%
2022	0.00%	801,901	10.33	8,281,623	4.19%	-14.05%
2021	0.00%	507,902	12.02	6,102,634	2.26%	-0.24%
2020	0.00%	395,653	12.04	4,765,578	3.10%	7.43%
2019	0.00%	210,430	11.21	2,359,850	4.13%	8.41%
M Fund, Inc. - M International Equity Fund (MFBIE)
2023	0.00%	195,479	12.66	2,473,867	2.99%	16.00%
2022	0.00%	207,736	10.91	2,266,272	2.77%	-14.16%
2021	0.00%	203,014	12.71	2,580,028	2.41%	11.05%
2020	0.00%	204,648	11.44	2,342,077	1.75%	8.90%
2019	0.00%	186,773	10.51	1,962,873	3.11%	20.32%
M Fund, Inc. - M Large Cap Value Fund (MFBOV)
2023	0.00%	174,047	25.64	4,461,725	2.42%	7.60%
2022	0.00%	142,133	23.82	3,386,095	2.20%	-1.45%
2021	0.00%	122,589	24.17	2,963,468	1.43%	30.01%
2020	0.00%	152,165	18.59	2,829,424	2.09%	-3.16%
2019	0.00%	139,792	19.20	2,684,226	1.87%	21.52%
M Fund, Inc. - M Capital Appreciation Fund (MFFCA)
2023	0.00%	129,230	38.55	4,982,113	0.45%	23.56%
2022	0.00%	128,563	31.20	4,011,381	0.00%	-18.14%
2021	0.00%	119,412	38.12	4,551,442	0.00%	17.74%
2020	0.00%	125,875	32.37	4,074,985	0.00%	17.73%
2019	0.00%	106,796	27.50	2,936,728	0.35%	28.85%
M Fund, Inc. - M Large Cap Growth Fund (MFTCG)
2023	0.00%	149,957	47.94	7,188,719	0.00%	32.04%
2022	0.00%	129,303	36.31	4,694,574	0.00%	-25.41%
2021	0.00%	116,876	48.68	5,688,940	0.00%	21.49%
2020	0.00%	113,134	40.06	4,532,555	0.00%	28.89%
2019	0.00%	131,761	31.08	4,095,490	0.00%	36.09%
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
2023	0.00%	3,006	11.35	34,114	0.00%	13.50	%****
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)
2023	0.00%	165,028	30.63	5,055,181	0.00%	14.41%
2022	0.00%	172,756	26.77	4,625,301	0.00%	-29.76%
2021	0.00%	173,596	38.12	6,616,809	0.00%	1.80%
2020	0.00%	172,612	37.44	6,462,963	0.00%	45.89%
2019	0.00%	161,592	25.67	4,147,287	0.00%	41.70%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2023	0.00%	1,164	7.05	8,210	0.00%	14.25%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2023	0.00%	644	29.29	18,874	0.30%	24.01%
2022	0.00%	672	23.62	15,870	0.10%	-19.26%
2021	0.00%	698	29.25	20,416	0.25%	25.97%
2020	0.00%	722	23.22	16,764	0.46%	22.53%
2019	0.00%	752	18.95	14,250	0.59%	39.95%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2023	0.00%	3	10.83	35	0.00%	8.27	%****
MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)
2023	0.00%	551	10.37	5,718	0.07%	3.71	%****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)
2023	0.00%	210,769	18.55	3,910,521	1.88%	12.73%
2022	0.00%	114,117	16.46	1,878,254	1.13%	-8.79%
2021	0.00%	51,244	18.04	924,660	0.96%	30.99%
2020	0.00%	2,873	13.78	39,577	0.83%	37.76	%****
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2023	0.00%	526,766	46.10	24,281,720	1.68%	7.93%
2022	0.00%	474,335	42.71	20,258,059	1.39%	-5.91%
2021	0.00%	467,562	45.39	21,222,553	1.34%	25.45%
2020	0.00%	441,043	36.18	15,957,323	1.57%	3.48%
2019	0.00%	421,662	34.97	14,744,226	2.04%	29.80%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
2023	0.00%	479,950	13.54	6,497,391	1.15%	14.72%
2022	0.00%	306,145	11.80	3,612,743	0.62%	-14.95%
2021	0.00%	239,511	13.88	3,323,400	0.63%	9.27%
2020	0.00%	112,725	12.70	1,431,495	1.82%	15.84%
2019	0.00%	8,347	10.96	91,507	0.60%	9.63	%****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)
2023	0.00%	450,674	26.68	12,023,611	0.71%	17.66%
2022	0.00%	472,370	22.68	10,711,302	0.78%	-23.56%
2021	0.00%	488,771	29.66	14,498,796	0.34%	10.55%
2020	0.00%	499,784	26.83	13,410,126	0.99%	20.52%
2019	0.00%	527,288	22.26	11,738,970	1.87%	25.94%
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2023	0.00%	1,729	30.03	51,915	0.48%	17.37%
2022	0.00%	2,072	25.58	53,011	0.50%	-23.75%
2021	0.00%	2,191	33.55	73,518	0.14%	10.28%
2020	0.00%	2,297	30.43	69,892	0.79%	20.21%
2019	0.00%	2,504	25.31	63,383	1.53%	25.65%
MFS(R) Variable Insurance Trust - MFS Utilities Series: Initial Class (MVUIC)
2023	0.00%	86,624	15.41	1,334,520	3.70%	-2.11%
2022	0.00%	52,266	15.74	822,544	2.44%	0.76%
2021	0.00%	31,998	15.62	499,799	1.72%	14.09%
2020	0.00%	16,785	13.69	229,795	2.75%	5.90%
2019	0.00%	7,164	12.93	95,948	4.71%	25.07%
The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)
2023	0.00%	33	10.54	351	4.82%	4.34%
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2023	0.00%	5,186	9.70	50,311	1.88%	4.27%
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
2023	0.00%	108,382	10.28	1,114,145	3.70%	5.66%
2022	0.00%	75,046	9.73	730,111	3.08%	-13.21%
2021	0.00%	64,707	11.21	725,363	1.80%	-0.45%
2020	0.00%	83,175	11.26	936,565	3.20%	3.74%
2019	0.00%	23,991	10.85	260,399	6.01%	6.59%
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)
2023	0.00%	2,303	9.20	21,190	5.60%	6.05%
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2023	0.00%	98,321	39.92	3,924,640	1.87%	11.99%
2022	0.00%	110,110	35.64	3,924,804	1.62%	-3.99%
2021	0.00%	91,897	37.13	3,411,729	1.31%	20.29%
2020	0.00%	98,192	30.86	3,030,519	1.81%	3.63%
2019	0.00%	107,338	29.78	3,196,773	1.92%	27.31%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2023	0.00%	153,712	15.20	2,336,596	2.70%	4.70%
2022	0.00%	158,815	14.52	2,305,772	1.98%	-12.55%
2021	0.00%	172,812	16.60	2,869,118	1.71%	-2.08%
2020	0.00%	167,559	16.96	2,841,019	2.08%	6.08%
2019	0.00%	165,606	15.98	2,646,910	2.23%	6.27%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2023	0.00%	1,435,037	10.43	14,970,368	1.72%	4.16%
2022	0.00%	1,400,697	10.02	14,028,139	0.93%	-24.75%
2021	0.00%	1,230,609	13.31	16,377,390	0.94%	-7.28%
2020	0.00%	1,195,307	14.35	17,155,779	1.95%	13.30%
2019	0.00%	1,329,176	12.67	16,839,969	2.56%	22.95%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2023	0.00%	62,497	15.76	984,797	2.80%	21.70%
2022	0.00%	65,373	12.95	846,431	3.76%	-14.12%
2021	0.00%	67,613	15.08	1,019,401	2.53%	12.66%
2020	0.00%	71,410	13.38	955,666	1.20%	7.95%
2019	0.00%	89,258	12.40	1,106,567	2.68%	19.12%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2023	0.00%	2,378,890	30.35	72,188,953	0.00%	13.84%
2022	0.00%	2,265,868	26.66	60,400,616	0.00%	-13.74%
2021	0.00%	1,896,804	30.90	58,619,174	1.14%	14.71%
2020	0.00%	1,654,942	26.94	44,586,334	1.51%	12.00%
2019	0.00%	1,536,896	24.06	36,970,582	1.64%	20.78%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2023	0.00%	76,030	14.86	1,129,684	0.00%	4.50%
2022	0.00%	70,408	14.22	1,001,086	0.00%	-12.80%
2021	0.00%	70,590	16.31	1,151,056	1.71%	-0.72%
2020	0.00%	52,616	16.42	864,150	2.06%	9.21%
2019	0.00%	50,549	15.04	760,222	1.85%	8.98%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2023	0.00%	188,616	40.96	7,724,990	0.00%	22.14%
2022	0.00%	198,263	33.53	6,648,082	0.00%	-25.05%
2021	0.00%	203,816	44.74	9,118,965	0.00%	16.00%
2020	0.00%	209,693	38.57	8,087,596	0.66%	29.93%
2019	0.00%	219,007	29.68	6,501,081	0.66%	34.78%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2023	0.00%	117,012	36.67	4,290,640	0.00%	25.68%
2022	0.00%	123,371	29.18	3,599,427	0.00%	-16.82%
2021	0.00%	125,439	35.07	4,399,622	1.03%	23.65%
2020	0.00%	110,692	28.37	3,139,935	1.71%	13.08%
2019	0.00%	113,766	25.09	2,853,899	1.32%	25.67%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2023	0.00%	192,374	56.60	10,889,050	0.00%	37.95%
2022	0.00%	214,651	41.03	8,807,429	0.00%	-30.22%
2021	0.00%	215,538	58.80	12,673,130	0.00%	21.53%
2020	0.00%	214,322	48.38	10,368,826	0.72%	51.49%
2019	0.00%	212,412	31.93	6,783,364	0.35%	30.29%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2023	0.00%	294,219	31.67	9,318,177	0.00%	17.93%
2022	0.00%	311,347	26.86	8,361,556	0.00%	-18.28%
2021	0.00%	322,580	32.86	10,601,170	0.15%	13.63%
2020	0.00%	361,599	28.92	10,458,384	0.22%	12.33%
2019	0.00%	391,126	25.75	10,070,814	2.10%	21.83%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2023	0.00%	23,378	22.63	528,945	0.00%	11.25%
2022	0.00%	23,866	20.34	485,399	0.00%	-14.39%
2021	0.00%	21,602	23.76	513,203	0.20%	6.71%
2020	0.00%	23,650	22.26	526,539	0.14%	8.55%
2019	0.00%	23,202	20.51	475,867	2.17%	13.48%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2023	0.00%	6,241,286	35.97	224,506,780	1.48%	25.96%
2022	0.00%	5,010,787	28.56	143,099,142	1.35%	-18.31%
2021	0.00%	4,103,411	34.96	143,460,448	2.44%	28.37%
2020	0.00%	3,142,627	27.24	85,589,789	2.02%	18.19%
2019	0.00%	2,901,805	23.04	66,883,939	2.30%	31.16%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)
2023	0.00%	107,563	10.47	1,126,696	1.89%	25.97%
2022	0.00%	12,510	8.32	104,021	2.11%	-18.20	%****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2023	0.00%	60,080	34.12	2,049,888	0.00%	19.38%
2022	0.00%	64,249	28.58	1,836,255	0.00%	-18.89%
2021	0.00%	66,878	35.24	2,356,463	0.13%	15.50%
2020	0.00%	75,104	30.51	2,291,119	0.23%	12.82%
2019	0.00%	89,242	27.04	2,413,141	2.00%	23.73%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2023	0.00%	27,513	18.34	504,465	0.00%	8.03%
2022	0.00%	28,560	16.97	484,747	0.00%	-12.19%
2021	0.00%	29,790	19.33	575,831	0.23%	2.75%
2020	0.00%	30,767	18.81	578,796	0.09%	6.71%
2019	0.00%	39,187	17.63	690,808	2.02%	9.53%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2023	0.00%	170,013	26.98	4,587,607	0.00%	14.72%
2022	0.00%	183,632	23.52	4,319,233	0.00%	-16.55%
2021	0.00%	198,848	28.19	5,604,924	0.19%	10.31%
2020	0.00%	228,957	25.55	5,850,225	0.13%	10.34%
2019	0.00%	193,679	23.16	4,484,889	2.17%	17.74%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2023	0.00%	192,329	14.39	2,766,727	2.20%	17.31%
2022	0.00%	211,633	12.26	2,595,195	3.60%	-14.51%
2021	0.00%	231,075	14.34	3,314,441	3.12%	10.53%
2020	0.00%	196,008	12.98	2,543,663	2.39%	7.34%
2019	0.00%	186,276	12.09	2,258,034	3.23%	21.42%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)
2023	0.00%	14,502	9.94	144,131	4.04%	17.71%
2022	0.00%	700	8.44	5,911	3.12%	-14.14	%****
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2023	0.00%	150,429	26.70	4,016,629	6.17%	13.13%
2022	0.00%	149,240	23.60	3,522,520	5.59%	-11.93%
2021	0.00%	150,687	26.80	4,038,554	5.10%	4.96%
2020	0.00%	133,968	25.53	3,420,646	5.19%	6.02%
2019	0.00%	152,708	24.08	3,677,898	5.84%	14.74%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)
2023	0.00%	366,340	15.40	5,641,812	0.00%	13.20%
2022	0.00%	329,539	13.60	4,483,218	0.00%	-14.96%
2021	0.00%	272,051	16.00	4,351,985	0.44%	12.34%
2020	0.00%	245,033	14.24	3,489,339	0.13%	6.59%
2019	0.00%	202,056	13.36	2,924,029	2.52%	15.52%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)
2023	0.00%	140,897	14.03	1,976,474	0.00%	12.38%
2022	0.00%	132,557	12.48	1,654,664	0.00%	-13.87%
2021	0.00%	107,194	14.49	1,553,530	0.44%	7.72%
2020	0.00%	97,014	13.45	1,305,219	0.13%	4.83%
2019	0.00%	86,514	12.83	1,110,344	2.57%	13.37%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2023	0.00%	431,990	53.05	22,915,507	1.33%	16.06%
2022	0.00%	396,475	45.71	18,121,822	1.26%	-13.40%
2021	0.00%	355,949	52.78	18,786,382	1.23%	24.26%
2020	0.00%	342,149	42.47	14,532,578	1.32%	13.11%
2019	0.00%	303,501	37.55	11,396,412	1.48%	25.65%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)
2023	0.00%	4,336	9.88	42,857	2.39%	16.23%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2023	0.00%	112,446	21.60	2,429,348	5.77%	8.70%
2022	0.00%	106,052	19.88	2,107,854	3.75%	-2.30%
2021	0.00%	92,337	20.34	1,878,394	5.61%	5.24%
2020	0.00%	91,296	19.33	1,764,781	3.89%	4.06%
2019	0.00%	86,873	18.58	1,613,763	4.76%	9.17%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)
2023	0.00%	518,213	15.48	8,022,128	0.00%	12.61%
2022	0.00%	514,580	13.75	7,073,599	0.00%	-15.08%
2021	0.00%	418,380	16.19	6,772,831	0.33%	15.72%
2020	0.00%	336,134	13.99	4,702,207	0.83%	7.53%
2019	0.00%	293,504	13.01	3,818,182	2.89%	15.59%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)
2023	0.00%	467,639	14.24	6,659,840	0.00%	12.70%
2022	0.00%	394,813	12.64	4,988,953	0.00%	-13.61%
2021	0.00%	254,588	14.63	3,724,019	0.34%	10.24%
2020	0.00%	216,685	13.27	2,875,186	0.67%	5.32%
2019	0.00%	203,946	12.60	2,569,413	2.82%	14.05%
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)
2023	0.00%	29,050	10.47	304,158	3.88%	9.23%
2022	0.00%	18,629	9.59	178,563	0.00%	-15.64%
2021	0.00%	11,260	11.36	127,937	3.52%	7.62%
2020	0.00%	977	10.56	10,314	0.00%	5.57	%****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)
2023	0.00%	424	10.96	4,652	0.00%	9.64	%****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2023	0.00%	72,376	52.01	3,763,948	1.70%	8.84%
2022	0.00%	82,356	47.78	3,935,038	1.18%	-1.13%
2021	0.00%	102,198	48.33	4,938,877	1.23%	34.53%
2020	0.00%	135,287	35.92	4,859,856	1.65%	1.49%
2019	0.00%	151,779	35.39	5,372,056	2.78%	26.95%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2023	0.00%	252,364	17.23	4,347,997	1.95%	9.00%
2022	0.00%	246,397	15.81	3,894,825	1.42%	-1.02%
2021	0.00%	207,230	15.97	3,309,450	1.47%	34.71%
2020	0.00%	144,450	11.86	1,712,478	1.46%	18.55	%****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2023	0.00%	644,511	11.21	7,225,368	3.07%	5.19%
2022	0.00%	477,342	10.66	5,087,192	2.40%	-13.39%
2021	0.00%	434,563	12.30	5,347,122	2.36%	-2.08%
2020	0.00%	235,324	12.57	2,957,036	3.21%	7.20%
2019	0.00%	116,588	11.72	1,366,676	2.82%	8.40%
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)
2023	0.00%	6,348	9.07	57,589	8.64%	5.38%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2023	0.00%	181,157	15.43	2,795,569	3.22%	5.19%
2022	0.00%	173,162	14.67	2,540,461	2.32%	-14.69%
2021	0.00%	182,969	17.20	3,146,638	2.05%	-1.03%
2020	0.00%	169,673	17.38	2,948,321	2.66%	7.01%
2019	0.00%	157,080	16.24	2,915,896	3.59%	8.94%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2023	0.00%	1,449,073	24.70	35,799,182	0.00%	16.45%
2022	0.00%	1,422,060	21.21	30,167,872	0.00%	-14.95%
2021	0.00%	1,326,078	24.94	33,077,837	0.28%	15.75%
2020	0.00%	1,239,188	21.55	26,704,335	1.00%	11.67%
2019	0.00%	1,186,568	19.30	22,897,883	3.03%	20.22%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class Y (NVCCAY)
2023	0.00%	84,065	10.89	915,635	0.00%	8.92	%****
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2023	0.00%	192,382	16.93	3,256,838	0.00%	8.91%
2022	0.00%	190,487	15.54	2,960,902	0.00%	-11.97%
2021	0.00%	185,414	17.66	3,273,952	0.22%	4.49%
2020	0.00%	177,090	16.90	2,992,702	0.26%	7.69%
2019	0.00%	162,132	15.69	2,544,248	2.52%	10.77%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class Y (NVCCNY)
2023	0.00%	543	10.61	5,761	0.00%	6.08	%****
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2023	0.00%	3,041,526	26.15	79,523,080	0.00%	18.07%
2022	0.00%	2,890,410	22.15	64,008,280	0.00%	-15.01%
2021	0.00%	2,834,276	26.06	73,851,942	0.24%	18.12%
2020	0.00%	2,722,032	22.06	60,047,569	1.11%	12.36%
2019	0.00%	2,629,065	19.63	51,617,248	3.08%	22.32%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class Y (NVCMAY)
2023	0.00%	1,352	10.95	14,810	0.00%	9.50	%****
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2023	0.00%	202,891	20.04	4,066,736	0.00%	11.88%
2022	0.00%	197,348	17.92	3,535,720	0.00%	-13.05%
2021	0.00%	188,057	20.61	3,874,991	0.25%	9.23%
2020	0.00%	195,949	18.86	3,696,534	0.58%	9.15%
2019	0.00%	174,962	17.28	3,023,873	2.63%	14.28%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2023	0.00%	1,627,885	23.21	37,781,829	0.00%	14.95%
2022	0.00%	1,583,493	20.19	31,970,757	0.00%	-14.08%
2021	0.00%	1,590,226	23.50	37,368,336	0.27%	13.64%
2020	0.00%	1,570,479	20.68	32,476,012	0.85%	10.77%
2019	0.00%	1,610,007	18.67	30,056,449	2.88%	18.32%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class Y (NVCMDY)
2023	0.00%	534	10.84	5,782	0.00%	8.36	%****
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2023	0.00%	2,068,742	27.48	56,842,094	0.00%	19.74%
2022	0.00%	1,565,783	22.95	35,929,814	0.00%	-15.23%
2021	0.00%	1,367,218	27.07	37,012,123	0.19%	20.19%
2020	0.00%	1,254,616	22.52	28,259,158	1.18%	12.74%
2019	0.00%	1,149,856	19.98	22,972,928	3.02%	24.15%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class Y (NVCRAY)
2023	0.00%	1,309	10.99	14,386	0.00%	9.92	%****
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2023	0.00%	720,121	21.44	15,440,550	0.00%	13.40%
2022	0.00%	701,641	18.91	13,266,684	0.00%	-13.60%
2021	0.00%	659,423	21.88	14,431,412	0.27%	11.12%
2020	0.00%	614,495	19.69	12,102,182	0.70%	9.71%
2019	0.00%	587,828	17.95	10,552,215	2.79%	16.29%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class Y (NVCRBY)
2023	0.00%	536	10.79	5,777	0.00%	7.85	%****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2023	0.00%	16,934	24.65	417,348	0.00%	13.04%
2022	0.00%	18,762	21.80	409,055	0.00%	-14.99%
2021	0.00%	20,344	25.65	521,760	0.19%	8.24%
2020	0.00%	24,989	23.69	592,088	0.13%	9.41%
2019	0.00%	29,042	21.66	628,960	2.23%	15.34%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)
2023	0.00%	564,709	18.32	10,345,257	0.00%	13.14%
2022	0.00%	634,551	16.19	10,274,875	0.00%	-14.84%
2021	0.00%	610,916	19.01	11,615,447	0.38%	8.45%
2020	0.00%	616,772	17.53	10,812,851	0.13%	9.50%
2019	0.00%	558,469	16.01	8,942,067	2.66%	15.51%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2023	0.00%	87	31.69	2,742	0.00%	16.38%
2022	0.00%	91	27.23	2,478	0.00%	-17.57%
2021	0.00%	96	33.03	3,171	0.19%	12.16%
2020	0.00%	2,214	29.45	65,197	0.23%	11.62%
2019	0.00%	41,666	26.38	1,099,240	2.12%	19.94%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)
2023	0.00%	649,805	22.02	14,310,895	0.00%	16.56%
2022	0.00%	683,551	18.89	12,915,170	0.00%	-17.50%
2021	0.00%	664,559	22.90	15,219,026	0.37%	12.38%
2020	0.00%	634,295	20.38	12,926,298	0.18%	11.80%
2019	0.00%	558,282	18.23	10,176,078	2.46%	20.11%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)
2023	0.00%	4,485,950	23.68	106,231,537	0.00%	18.14%
2022	0.00%	4,336,966	20.05	86,934,800	0.00%	-18.23%
2021	0.00%	4,166,909	24.51	102,142,999	0.31%	13.84%
2020	0.00%	4,066,375	21.53	87,561,895	0.23%	12.53%
2019	0.00%	3,850,703	19.14	73,685,339	2.41%	22.04%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)
2023	0.00%	141,582	16.82	2,380,899	0.00%	11.45%
2022	0.00%	149,298	15.09	2,252,736	0.00%	-14.34%
2021	0.00%	140,684	17.61	2,478,075	0.42%	6.87%
2020	0.00%	142,654	16.48	2,351,158	0.14%	8.71%
2019	0.00%	125,582	15.16	1,903,911	2.50%	13.67%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2023	0.00%	79,057	10.07	795,729	2.85%	5.22%
2022	0.00%	61,465	9.57	587,975	2.25%	-13.74%
2021	0.00%	40,656	11.09	450,841	0.99%	-2.02%
2020	0.00%	20,394	11.32	230,825	1.99%	7.12%
2019	0.00%	887	10.57	9,372	1.23%	5.66	%****
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)
2023	0.00%	9,410	9.10	85,651	7.36%	5.77%
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2023	0.00%	130,620	15.45	2,017,864	1.75%	20.48%
2022	0.00%	48,077	12.82	616,444	2.04%	-16.38%
2021	0.00%	26,263	15.33	402,703	1.79%	21.87%
2020	0.00%	8,337	12.58	104,897	2.57%	15.76%
2019	0.00%	3,329	10.87	36,183	0.71%	8.69	%****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)
2023	0.00%	16,745	10.10	169,174	2.66%	21.05%
2022	0.00%	6,031	8.35	50,333	2.17%	-15.96	%****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)
2023	0.00%	1,755,928	25.98	45,627,494	0.00%	19.52%
2022	0.00%	1,626,621	21.74	35,365,226	0.00%	-18.77%
2021	0.00%	1,450,791	26.77	38,832,406	0.25%	15.74%
2020	0.00%	1,369,478	23.13	31,671,011	0.23%	13.00%
2019	0.00%	1,242,457	20.47	25,427,376	2.39%	23.80%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)
2023	0.00%	273,020	13.99	3,820,105	0.00%	8.16%
2022	0.00%	246,240	12.94	3,185,433	0.00%	-12.04%
2021	0.00%	278,273	14.71	4,092,734	0.39%	2.85%
2020	0.00%	289,540	14.30	4,140,612	0.10%	6.95%
2019	0.00%	291,913	13.37	3,903,266	2.48%	9.65%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)
2023	0.00%	1,616,200	20.14	32,549,368	0.00%	14.95%
2022	0.00%	1,548,307	17.52	27,125,829	0.00%	-16.49%
2021	0.00%	1,444,639	20.98	30,307,187	0.43%	10.44%
2020	0.00%	1,381,747	19.00	26,247,922	0.14%	10.59%
2019	0.00%	1,316,959	17.18	22,621,887	2.49%	17.83%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2023	0.00%	5,507	15.39	84,774	2.53%	21.46%
2022	0.00%	6,261	12.67	79,343	3.54%	-14.38%
2021	0.00%	6,502	14.80	96,233	2.28%	12.40%
2020	0.00%	7,126	13.17	93,834	0.95%	7.69%
2019	0.00%	8,172	12.23	99,928	2.19%	18.91%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2023	0.00%	851,500	14.48	12,326,105	2.70%	17.58%
2022	0.00%	747,105	12.31	9,198,124	4.28%	-14.29%
2021	0.00%	566,013	14.36	8,130,678	3.24%	10.84%
2020	0.00%	447,793	12.96	5,803,291	2.56%	7.53%
2019	0.00%	443,992	12.05	5,351,539	3.91%	21.77%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
2023	0.00%	1,083,539	17.44	18,892,143	3.72%	7.40%
2022	0.00%	1,030,121	16.23	16,723,816	2.76%	-13.46%
2021	0.00%	976,982	18.76	18,328,078	3.98%	-0.72%
2020	0.00%	319,789	18.90	6,042,951	3.38%	9.31%
2019	0.00%	256,283	17.29	4,430,571	3.28%	9.89%
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)
2023	0.00%	210,882	14.32	3,019,620	1.93%	15.67%
2022	0.00%	211,396	12.38	2,616,921	0.00%	-37.93%
2021	0.00%	209,616	19.94	4,180,309	0.39%	-1.08%
2020	0.00%	164,677	20.16	3,319,309	0.98%	51.04%
2019	0.00%	146,825	13.35	1,959,785	1.23%	33.15%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2023	0.00%	305,286	14.19	4,330,887	2.73%	15.67%
2022	0.00%	307,222	12.26	3,767,858	3.73%	-5.86%
2021	0.00%	303,733	13.03	3,957,105	3.38%	10.58%
2020	0.00%	304,787	11.78	3,590,951	0.00%	17.82	%****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2023	0.00%	135,248	60.44	8,173,815	5.29%	35.36%
2022	0.00%	124,649	44.65	5,565,540	5.30%	-12.49%
2021	0.00%	120,314	51.02	6,138,616	0.00%	40.45%
2020	0.00%	129,161	36.33	4,692,161	0.00%	30.09%
2019	0.00%	154,415	27.93	4,312,042	4.13%	30.53%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
2023	0.00%	32,979	10.57	348,479	4.40%	4.49%
2022	0.00%	33,884	10.11	342,666	1.08%	1.13	%****
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2023	0.00%	189,381	32.24	6,105,291	0.00%	20.58%
2022	0.00%	193,124	26.74	5,163,462	0.00%	-37.61%
2021	0.00%	238,227	42.85	10,208,764	0.12%	-4.70%
2020	0.00%	245,793	44.97	11,052,825	0.00%	60.90%
2019	0.00%	322,805	27.95	9,021,804	0.00%	37.25%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
2022	0.00%	93	5.56	517	0.00%	-37.82	%****
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2023	0.00%	285,009	30.92	8,812,167	1.66%	8.82%
2022	0.00%	272,677	28.41	7,747,752	1.59%	-2.59%
2021	0.00%	240,532	29.17	7,016,317	0.90%	24.20%
2020	0.00%	223,756	23.49	5,255,106	2.32%	-1.07%
2019	0.00%	203,993	23.74	4,842,836	2.42%	23.97%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2023	0.00%	15,693	34.50	541,358	1.53%	8.63%
2022	0.00%	15,996	31.76	507,962	1.38%	-2.66%
2021	0.00%	16,414	32.62	535,500	0.75%	24.02%
2020	0.00%	17,056	26.31	448,686	2.12%	-1.14%
2019	0.00%	17,474	26.61	465,003	2.27%	23.85%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)
2023	0.00%	28,789	36.55	1,052,235	0.53%	23.39%
2022	0.00%	30,282	29.62	896,967	0.36%	-17.06%
2021	0.00%	45,657	35.71	1,630,576	0.35%	26.57%
2020	0.00%	32,197	28.22	908,486	0.42%	13.55%
2019	0.00%	39,806	24.85	989,156	0.66%	28.07%
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)
2023	0.00%	55,918	33.99	1,900,871	0.30%	20.68%
2022	0.00%	56,303	28.17	1,585,975	0.51%	-22.95%
2021	0.00%	55,600	36.56	2,032,692	0.34%	26.76%
2020	0.00%	56,713	28.84	1,635,738	0.74%	13.34%
2019	0.00%	64,931	25.45	1,652,377	0.75%	26.05%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2023	0.00%	429,207	69.03	29,628,172	1.51%	23.88%
2022	0.00%	412,492	55.72	22,985,432	0.92%	-22.10%
2021	0.00%	388,459	71.53	27,788,086	0.68%	30.24%
2020	0.00%	276,426	54.92	15,182,690	1.35%	18.90%
2019	0.00%	287,474	46.19	13,279,857	1.63%	37.62%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2023	0.00%	698,928	23.98	16,756,907	2.37%	12.88%
2022	0.00%	686,451	21.24	14,580,420	1.61%	-28.52%
2021	0.00%	647,149	29.71	19,229,369	1.04%	46.75%
2020	0.00%	739,684	20.25	14,977,502	1.56%	-5.39%
2019	0.00%	726,848	21.40	15,550,087	1.68%	30.70%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2023	0.00%	809,875	24.23	19,624,816	1.24%	16.35%
2022	0.00%	719,394	20.83	14,982,823	0.89%	-20.72%
2021	0.00%	598,751	26.27	15,729,947	0.82%	14.20%
2020	0.00%	553,080	23.00	12,723,308	0.95%	19.32%
2019	0.00%	517,713	19.28	9,993,389	1.03%	24.96%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)
2023	0.00%	22,068	16.82	371,172	2.84%	16.69%
2022	0.00%	1,387	14.41	19,992	1.65%	-20.46	%****
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)
2023	0.00%	446,823	11.70	5,225,745	3.72%	5.95%
2022	0.00%	431,255	11.04	4,760,316	2.55%	-5.39%
2021	0.00%	355,501	11.67	4,147,701	1.36%	-0.44%
2020	0.00%	249,835	11.72	2,927,779	2.20%	3.20%
2019	0.00%	177,815	11.36	2,019,118	2.84%	4.33%
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)
2023	0.00%	3,415	12.77	43,606	3.62%	5.69%
2022	0.00%	3,342	12.08	40,379	2.11%	-5.67%
2021	0.00%	3,474	12.81	44,496	0.96%	-0.59%
2020	0.00%	3,936	12.88	50,713	1.61%	2.83%
2019	0.00%	4,143	12.53	51,910	2.01%	4.09%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2023	0.00%	24,826	22.84	567,019	2.43%	15.56%
2022	0.00%	26,498	19.76	523,720	3.59%	-5.99%
2021	0.00%	28,755	21.02	604,558	2.32%	10.40%
2020	0.00%	33,779	19.04	643,287	1.49%	5.18%
2019	0.00%	51,404	18.11	930,731	2.52%	12.49%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2023	0.00%	133,027	12.66	1,683,747	4.65%	4.75%
2022	0.00%	100,654	12.08	1,216,258	1.32%	1.30%
2021	0.00%	96,687	11.93	1,153,375	0.00%	0.00%
2020	0.00%	109,871	11.93	1,310,647	0.24%	0.24%
2019	0.00%	107,268	11.90	1,276,488	1.80%	1.78%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)
2023	0.00%	3,460,168	11.05	38,246,401	4.72%	4.80%
2022	0.00%	2,903,724	10.55	30,626,097	1.43%	1.33%
2021	0.00%	1,367,483	10.41	14,233,860	0.00%	0.00%
2020	0.00%	2,066,859	10.41	21,513,526	0.20%	0.26%
2019	0.00%	1,290,070	10.38	13,393,382	1.84%	1.83%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)
2023	0.00%	244,052	10.64	2,596,089	4.84%	4.90%
2022	0.00%	80,527	10.14	816,563	2.40%	1.40	%****
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2023	0.00%	65,215	47.63	3,106,291	0.51%	13.99%
2022	0.00%	69,070	41.79	2,886,208	0.45%	-18.77%
2021	0.00%	85,722	51.44	4,409,581	0.00%	30.84%
2020	0.00%	67,216	39.32	2,642,718	0.02%	22.69%
2019	0.00%	70,142	32.05	2,247,770	0.07%	25.65%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2023	0.00%	254,322	39.44	10,031,601	0.00%	17.47%
2022	0.00%	227,113	33.58	7,626,356	0.00%	-30.37%
2021	0.00%	176,394	48.22	8,506,168	0.00%	10.31%
2020	0.00%	178,877	43.72	7,819,845	0.00%	40.89%
2019	0.00%	163,047	31.03	5,059,238	0.00%	35.71%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2023	0.00%	123,751	39.78	4,922,516	0.44%	17.45%
2022	0.00%	125,523	33.87	4,251,191	0.34%	-12.91%
2021	0.00%	115,010	38.89	4,472,762	0.00%	32.04%
2020	0.00%	104,150	29.45	3,067,543	0.08%	5.15%
2019	0.00%	104,240	28.01	2,919,767	1.12%	19.00%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2023	0.00%	214,407	44.02	9,438,982	1.38%	8.27%
2022	0.00%	216,501	40.66	8,802,760	1.20%	-8.44%
2021	0.00%	218,051	44.41	9,683,457	0.77%	21.88%
2020	0.00%	230,533	36.44	8,399,758	1.15%	10.35%
2019	0.00%	250,724	33.02	8,278,253	1.26%	29.31%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)
2023	0.00%	3,477	20.39	70,880	0.00%	17.96%
2022	0.00%	3,439	17.28	59,436	0.00%	-28.83%
2021	0.00%	3,805	24.28	92,396	0.00%	12.72%
2020	0.00%	3,389	21.54	73,005	0.00%	39.71%
2019	0.00%	2,381	15.42	36,713	0.00%	32.48%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2023	0.00%	3,340	50.75	169,476	0.35%	26.90%
2022	0.00%	3,332	39.99	133,245	0.45%	-18.45%
2021	0.00%	3,327	49.04	163,150	0.38%	23.48%
2020	0.00%	3,530	39.71	140,192	0.60%	19.56%
2019	0.00%	4,055	33.22	134,693	0.42%	25.88%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)
2023	0.00%	37,070	13.64	505,452	4.03%	5.90%
2022	0.00%	43,916	12.88	565,434	3.67%	-5.19%
2021	0.00%	47,966	13.58	651,359	2.62%	0.74%
2020	0.00%	46,671	13.48	629,112	2.39%	3.46%
2019	0.00%	43,846	13.03	571,278	1.98%	3.69%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 2 (NOTAG2)
2023	0.00%	1,352	11.02	14,897	0.00%	10.19	%****
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
2023	0.00%	166,339	14.07	2,340,957	0.17%	9.17%
2022	0.00%	167,449	12.89	2,158,664	18.46%	-12.08%
2021	0.00%	171,778	14.66	2,518,838	1.00%	8.51%
2020	0.00%	167,878	13.51	2,268,613	2.13%	5.66%
2019	0.00%	172,739	12.79	2,209,203	2.14%	14.48%
Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 2 (NOTBE2)
2023	0.00%	541	10.69	5,784	0.00%	6.92	%****
Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2 (NOTC2)
2023	0.00%	548	10.52	5,770	0.00%	5.21	%****
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
2023	0.00%	284,151	14.98	4,257,794	0.38%	11.00%
2022	0.00%	286,348	13.50	3,865,428	8.78%	-13.79%
2021	0.00%	288,739	15.66	4,521,017	0.95%	12.43%
2020	0.00%	298,617	13.93	4,158,750	2.06%	5.18%
2019	0.00%	290,369	13.24	3,844,781	1.87%	16.93%
Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 2 (NOTGR2)
2023	0.00%	29	10.93	319	0.00%	9.31	%****
Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 2 (NOTMD2)
2023	0.00%	537	10.79	5,794	0.00%	7.91	%****
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
2023	0.00%	219,783	14.92	3,278,828	0.35%	10.23%
2022	0.00%	216,217	13.53	2,926,333	16.40%	-13.53%
2021	0.00%	204,662	15.65	3,203,196	1.03%	10.98%
2020	0.00%	196,859	14.10	2,776,214	2.19%	5.90%
2019	0.00%	198,876	13.32	2,648,424	2.11%	16.16%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2023	0.00%	41,260	15.97	658,859	2.96%	8.14%
2022	0.00%	41,909	14.77	618,847	7.43%	-11.84%
2021	0.00%	67,251	16.75	1,126,482	11.46%	16.23%
2020	0.00%	44,303	14.41	638,454	5.04%	8.01%
2019	0.00%	42,449	13.34	566,357	3.02%	11.90%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2023	0.00%	63,192	12.41	783,946	2.53%	6.22%
2022	0.00%	64,536	11.68	753,742	1.54%	-18.98%
2021	0.00%	93,465	14.42	1,347,379	5.60%	-7.52%
2020	0.00%	91,746	15.59	1,430,110	5.00%	10.77%
2019	0.00%	90,601	14.07	1,274,925	2.02%	7.02%
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2023	0.00%	2	10.09	15	0.61%	12.24%
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)
2023	0.00%	4,722	9.99	47,158	5.21%	8.26%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2023	0.00%	356,503	13.62	4,855,585	3.61%	4.98%
2022	0.00%	379,381	12.97	4,922,110	1.65%	-5.75%
2021	0.00%	405,321	13.77	5,579,621	0.53%	-0.93%
2020	0.00%	349,835	13.89	4,860,822	1.21%	2.99%
2019	0.00%	354,402	13.49	4,784,042	2.79%	4.03%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2023	0.00%	6,061	9.17	55,579	2.96%	3.69%
2022	0.00%	3,127	8.84	27,654	0.66%	-11.89	%****
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2023	0.00%	669,858	8.40	5,629,739	16.15%	-7.85%
2022	0.00%	661,238	9.12	6,030,959	20.79%	8.61%
2021	0.00%	586,558	8.40	4,925,511	4.20%	33.34%
2020	0.00%	646,652	6.30	4,072,362	6.45%	1.35%
2019	0.00%	621,452	6.21	3,861,733	4.54%	11.43%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2023	0.00%	8,908	12.86	114,585	3.56%	5.94%
2022	0.00%	3,118	12.14	37,858	2.72%	-14.30%
2020	0.00%	711,898	14.35	10,215,419	2.10%	8.64%
2019	0.00%	656,729	13.21	8,674,409	2.99%	8.35%
PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class (PVGCBA)
2023	0.00%	552	9.49	5,244	2.24%	7.98%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
2023	0.00%	73,677	10.57	778,808	4.60%	5.91%
2022	0.00%	8,167	9.98	81,512	1.32%	0.99	%****
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA)
2023	0.00%	358,685	20.16	7,231,406	2.02%	15.92%
2022	0.00%	256,657	17.39	4,463,738	1.51%	-2.87%
2021	0.00%	135,705	17.91	2,429,846	1.19%	27.62%
2020	0.00%	90,035	14.03	1,263,227	1.57%	6.06%
2019	0.00%	51,816	13.23	685,481	1.69%	30.73%
Putnam Variable Trust - Putnam VT International Value Fund: Class IA (PVIVIA)
2023	0.00%	57,039	14.22	811,034	1.59%	19.08%
2022	0.00%	41,414	11.94	494,518	2.08%	-6.70%
2021	0.00%	27,119	12.80	347,062	0.92%	15.28%
2020	0.00%	6,990	11.10	77,600	2.86%	4.23%
2019	0.00%	7,255	10.65	77,274	2.13%	20.44%
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)
2023	0.00%	1,473	11.66	17,173	0.00%	16.61	%****
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2023	0.00%	122	8.73	1,064	0.00%	18.78%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)
2023	0.00%	77	68.80	5,284	0.00%	48.96%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)
2023	0.00%	33	37.02	1,212	1.42%	9.31%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2023	0.00%	17,451	65.88	1,149,696	0.00%	2.68%
2022	0.00%	16,114	64.16	1,033,868	0.00%	-12.69%
2021	0.00%	16,863	73.48	1,239,126	0.00%	12.83%
2020	0.00%	17,564	65.13	1,143,882	0.00%	29.27%
2019	0.00%	29,567	50.38	1,489,616	0.00%	28.63%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)
2023	0.00%	994,082	48.43	48,138,655	0.00%	2.96%
2022	0.00%	917,039	47.03	43,130,804	0.00%	-12.47%
2021	0.00%	824,020	53.74	44,279,060	0.00%	13.10%
2020	0.00%	764,571	47.51	36,324,907	0.00%	29.62%
2019	0.00%	652,808	36.65	23,939,178	0.00%	28.95%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)
2023	0.00%	17,147	11.25	192,907	0.00%	12.50	%****
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2023	0.00%	522	7.60	3,970	3.90%	9.77%
2022	0.00%	346	6.92	2,395	0.29%	-24.37	%****
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2023	0.00%	390,909	9.81	3,833,917	2.77%	-3.58%
2022	0.00%	439,798	10.17	4,473,769	1.68%	8.39%
2021	0.00%	390,754	9.38	3,667,075	0.44%	18.92%
2020	0.00%	334,958	7.89	2,643,366	1.02%	19.11%
2019	0.00%	337,411	6.63	2,235,483	0.00%	11.87%
Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)
2023	0.00%	68,908	9.94	685,011	0.35%	14.33%
Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)
2023	0.00%	40,369	10.62	428,866	0.42%	27.98%
2022	0.00%	8,483	8.30	70,416	0.00%	-15.48	%****

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)
2023	0.00%	7,282	10.61	77,253	0.84%	20.13%
2022	0.00%	1,385	8.83	12,231	0.00%	-11.49	%****
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2023	0.00%	22,030	10.95	241,332	2.39%	8.10%
2022	0.00%	1,120	10.13	11,350	1.41%	-0.66	%****
Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)
2023	0.00%	30,456	10.49	319,349	0.76%	26.11%
2022	0.00%	7,581	8.31	63,030	0.00%	-18.23	%****
Vanguard Variable Insurance Fund - Growth Portfolio (VVG)
2023	0.00%	20,040	8.99	180,121	0.18%	40.13%
2022	0.00%	6,028	6.41	38,662	0.00%	-33.37	%****
Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)
2023	0.00%	527	9.19	4,845	1.09%	6.52%
2022	0.00%	169	8.63	1,458	0.00%	-13.13	%****
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2023	0.00%	104,686	9.10	952,198	1.38%	5.58%
2022	0.00%	34,620	8.62	298,258	0.00%	-13.21	%****
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2023	0.00%	3,820	10.16	38,807	4.02%	11.67%
2022	0.00%	1,635	9.10	14,875	0.00%	-9.36	%****
Vanguard Variable Insurance Fund - International Portfolio (VVI)
2023	0.00%	50,430	7.50	378,220	0.79%	14.65%
2022	0.00%	4,312	6.54	28,207	0.00%	-30.12	%****
Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (VVMA)
2023	0.00%	26,040	9.65	251,262	0.00%	15.55%
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2023	0.00%	35,457	9.35	331,382	1.25%	15.83%
2022	0.00%	9,968	8.07	80,429	0.14%	-18.82	%****
Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)
2023	0.00%	27,525	8.75	240,852	2.32%	11.70%
2022	0.00%	18,197	7.83	142,555	0.00%	-26.30	%****
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2023	0.00%	18,231	9.95	181,451	0.84%	6.16%
2022	0.00%	1,820	9.38	17,064	0.61%	-5.72	%****
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)
2023	0.00%	79,261	9.54	756,044	2.74%	15.54%
2022	0.00%	52,580	8.26	434,076	0.00%	-16.01	%****
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)
2023	0.00%	158,640	10.13	1,606,902	0.84%	25.95%
2022	0.00%	66,303	8.04	533,226	0.00%	-19.59	%****
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2023	0.00%	326	8.73	2,842	1.60%	11.03%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)
2023	0.00%	130,252	13.03	1,697,702	2.57%	11.31%
2022	0.00%	118,256	11.71	1,384,703	1.75%	-25.90%
2021	0.00%	49,348	15.80	779,802	1.70%	46.87%
2020	0.00%	10,914	10.76	117,426	1.72%	-1.33%
2019	0.00%	5,252	10.90	57,269	4.80%	9.04	%****

*

This represents the annual contract expense rate or range of rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(A Wholly Owned Subsidiary of Nationwide Life Insurance Company)

2023 Statutory Financial Statements and Supplemental Schedules

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2023

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life and Annuity Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life and Annuity Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2023 and 2022, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2023, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2023, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

April 8, 2024

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2023	2022

Admitted assets
Invested assets
Bonds	$35,432	$31,433
Stocks	49	55
Mortgage loans, net of allowance	9,037	8,260
Policy loans	301	216
Derivative assets	937	740
Cash, cash equivalents and short-term investments	1,628	1,256
Securities lending collateral assets	210	94
Other invested assets	1,338	1,156
Total invested assets	$48,932	$43,210
Accrued investment income	416	343
Deferred federal income tax assets, net	175	150
Corporate-owned life insurance	1,032	500
Other assets	316	239
Separate account assets	5,322	3,496
Total admitted assets	$56,193	$47,938

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$43,559	$38,246
Asset valuation reserve	662	521
Funds held under coinsurance	1,753	1,348
Current federal income taxes payable	214	28
Securities lending payable	210	94
Payable for securities	1,182	709
Other liabilities	198	337
Accrued transfers from separate accounts	(139)	(84)
Separate account liabilities	5,322	3,496
Total liabilities	$52,961	$44,695

Capital and surplus
Capital shares ($40 par value; authorized, issued and outstanding - 66,000 shares)	$3	$3
Special surplus funds	33	-
Additional paid-in capital	4,759	4,759
Unassigned deficit	(1,563)	(1,519)
Total capital and surplus	$3,232	$3,243
Total liabilities, capital and surplus	$56,193	$47,938

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2023	2022	(As Adjusted) 2021

Revenues
Premiums and annuity considerations	$9,571	$7,282	$5,270
Net investment income	1,451	1,555	2,247
Reserve adjustment on reinsurance ceded	(150)	(158)	(147)
Other revenues	129	298	267
Total revenues	$11,001	$8,977	$7,637

Benefits and expenses
Benefits to policyholders and beneficiaries	$2,992	$2,097	$2,462
Increase in reserves for future policy benefits and claims	5,294	4,312	3,426
Net transfers to separate accounts	1,443	1,104	441
Commissions	1,002	825	725
Other expenses	553	498	490
Total benefits and expenses	$11,284	$8,836	$7,544

(Loss) income before federal income tax expense and net realized capital losses on investments	$(283)	$141	$93
Federal income tax expense	219	5	62

(Loss) income before net realized capital losses on investments	$(502)	$136	$31
Net realized capital losses on investments, net of federal income tax (benefit) expense of $(3), $8 and $25 in 2023, 2022 and 2021, respectively and excluding $(18), $(12) and $(5) of net realized capital losses transferred to the interest maintenance reserve in 2023, 2022 and 2021, respectively	(28)	(39)	(25)
Net (loss) income	$(530)	$97	$6

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Changes in Capital and Surplus

(in millions) (As Adjusted)	Capital shares	Special surplus funds	Additional paid-in capital	Unassigned deficit	Capital and surplus
Balance as of December 31, 2020	$3	$-	$3,559	$(1,090)	$2,472

Change in reserve on account of change in valuation basis[1]	-	-	-	547	547
Cumulative effect of change in accounting principle[1]	-	-	-	(663)	(663)
Correction of error (see Note 2)	-	-	-	46	46
Balance as of January 1, 2021	$3	$-	$3,559	$(1,160)	$2,402

Capital contributions from Nationwide Life Insurance Company	-	-	400	-	400
Net income	-	-	-	6	6
Change in asset valuation reserve	-	-	-	(136)	(136)
Change in deferred income taxes[1]	-	-	-	(38)	(38)
Change in nonadmitted assets	-	-	-	(33)	(33)
Change in net unrealized capital gains and losses, net of tax expense of $12	-	-	-	48	48
Other, net	-	-	-	(35)	(35)
Balance as of December 31, 2021	$3	$-	$3,959	$(1,348)	$2,614

Cumulative effect of change in accounting principle	-	-	-	13	13
Correction of errors (see Note 2)	-	-	-	6	6
Balance as of January 1, 2022	$3	$-	$3,959	$(1,329)	$2,633

Capital contributions from Nationwide Life Insurance Company	-	-	800	-	800
Net income	-	-	-	97	97
Change in asset valuation reserve	-	-	-	(139)	(139)
Change in deferred income taxes	-	-	-	1	1
Change in nonadmitted assets	-	-	-	(66)	(66)
Change in liability for reinsurance in unauthorized companies	-	-	-	(86)	(86)
Change in net unrealized capital gains and losses, net of tax expense of $9	-	-	-	38	38
Other, net	-	-	-	(35)	(35)
Balance as of December 31, 2022	$3	$-	$4,759	$(1,519)	$3,243

Net loss	-	-	-	(530)	(530)
Change in asset valuation reserve	-	-	-	(97)	(97)
Change in deferred income taxes	-	-	-	195	195
Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	33	-	(196)	(163)
Change in liability for reinsurance in unauthorized companies	-	-	-	86	86
Change in net unrealized capital gains and losses, net of tax benefit of $9	-	-	-	(3)	(3)
Other, net[2]	-	-	-	501	501
Balance as of December 31, 2023	$3	$33	$4,759	$(1,563)	$3,232

1

Effective January 1, 2021, the Company elected to apply Ohio Administrative Code 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. At adoption, the decrease in statutory surplus of ($231) million was comprised of $547 million in change in reserve on account of change in valuation basis, ($663) million in cumulative effect of change in accounting principle and ($115) million in change in net deferred income tax.

2

Includes the net impact on surplus related to the October 1, 2023 recapture of the intercompany life insurance reinsurance agreements with Olentangy Reinsurance, LLC and the implementation of the October 1, 2023 intercompany reinsurance agreement with Eagle Captive Reinsurance, LLC as discussed in Note 10.

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Cash Flow

	Year ended December 31,
(in millions)	2023	2022	(As Adjusted) 2021

Cash flows from operating activities
Premiums collected, net of reinsurance	$9,627	$7,291	$5,273
Net investment income	1,385	1,526	2,247
Other revenue	1,579	299	309
Policy benefits and claims paid	(3,142)	(2,228)	(2,640)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,548)	(1,307)	(1,203)
Net transfers to separate accounts	(1,498)	(1,052)	(449)
Policyholders’ dividends paid	-	(1)	(1)
Federal income taxes (paid) recovered	(30)	(81)	46
Net cash provided by operating activities	$6,373	$4,447	$3,582

Cash flows from investing activities
Proceeds from investments sold, matured or repaid
Bonds	$1,198	$1,461	$2,512
Stocks	11	8	4
Mortgage loans	705	616	364
Other invested assets and other	546	64	608
Investment proceeds	$2,460	$2,149	$3,488
Cost of investments acquired
Bonds	$(5,195)	$(4,645)	$(5,931)
Stocks	(1)	(7)	(16)
Mortgage loans	(1,455)	(1,596)	(1,016)
Derivative assets	(250)	(45)	(135)
Other invested assets and other	(383)	(1,431)	(361)
Investments acquired	$(7,284)	$(7,724)	$(7,459)
Net increase in policy loans	(85)	(48)	(22)
Net cash used in investing activities	$(4,909)	$(5,623)	$(3,993)

Cash flows from financing activities and miscellaneous sources
Capital contributions from Nationwide Life Insurance Company	$-	$800	$400
Net change in short-term debt	-	(80)	80
Net change in deposits on deposit-type contract funds and other insurance liabilities	(11)	158	370
Purchase of corporate-owned life insurance	(500)	(500)	-
Other cash (used) provided	(581)	(229)	121
Net cash (used in) provided by financing activities and miscellaneous sources	$(1,092)	$149	$971

Net increase (decrease) in cash, cash equivalents and short-term investments	$372	$(1,027)	$560
Cash, cash equivalents and short-term investments at beginning of year	1,256	2,283	1,723
Cash, cash equivalents and short-term investments at end of year	$1,628	$1,256	$2,283
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$373	$367	$531

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life and Annuity Insurance Company (“NLAIC” or “the Company”) is an Ohio domiciled stock life insurance company and a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLAIC’s common stock are owned by Nationwide Life Insurance Company (“NLIC”), an Ohio domiciled stock life insurance company. All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is licensed in 49 states and the District of Columbia. The Company offers individual annuity contracts including fixed annuity contracts, group annuity contracts including pension risk transfer (“PRT”) contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance (“COLI”) on a non- participating basis. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker- dealers, financial institutions, wirehouses and regional firms, independent marketing organizations and life insurance specialists. Affiliates who market products directly to a customer base include Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate majority parent company, NMIC. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

The Company’s wholly-owned, nonadmitted subsidiary, Olentangy Reinsurance, LLC (“Olentangy”), is a dormant Vermont domiciled special purpose financial insurance company.

The Company’s wholly-owned, nonadmitted subsidiary, Nationwide SBL, LLC (“NWSBL”), is an Ohio limited liability company and offers a securities-based lending product. A revolving line of credit allows clients to borrow against their taxable investment portfolio to address their financing needs.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2023 and 2022, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

Effective January 1, 2022, Harleysville Life Insurance Company (“HLIC”), an Ohio domiciled stock life insurance company and subsidiary of NMIC that offered universal and traditional life insurance, disability income insurance and fixed annuity contracts on a non-participating basis, completed a merger agreement with the Company. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of HLIC were merged with and into the Company, with the Company continuing as the surviving entity. All shares of HLIC were cancelled and the outstanding surplus balance was merged into the Company’s additional paid-in capital and unassigned deficit. There was not a material impact on the Company’s capital and surplus as a result of the merger. All statutory financial statements and accompanying notes as of and for the year ended December 31, 2021, have been adjusted to reflect this merger.

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company has elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

Prior to October 1, 2023, the Company’s subsidiary, Olentangy, was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to the Company’s recapture of the reinsurance agreements.

If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s net (loss) income between the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) and prescribed and permitted practice is shown below:

(in millions)	SSAP #	F/S Page	State of Domicile	2023	December 31, 2022	2021

Net (Loss) Income
Statutory Net (Loss) Income			OH	$(530)	$97	$6
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	4	OH	201	(17)	(101)
Reserves for indexed annuities	51	4	OH	(161)	707	(250)
Tax impact	101	4	OH	(8)	(145)	189

NAIC SAP				$(498)	$642	$(156)

A reconciliation of the Company’s capital and surplus between the NAIC SAP and prescribed and permitted practices is shown below:

				As of December 31,
(in millions)	SSAP #	F/S Page	State of Domicile	2023	2022

Capital and Surplus
Statutory Capital and Surplus			OH	$3,232	$3,243
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	2,4	OH	364	(203)
Reserves for indexed annuities	51	3,4	OH	(251)	(90)
Tax impact	101	2,4	OH	(24)	61
State Permitted Practice:
Subsidiary valuation - Olentangy	20	2	VT	-	(67)

NAIC SAP				$3,321	$2,944

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 3.5% and 4.0% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual.

The Company calculated its reserves for variable annuities using a stochastic reserve, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of disabled life reserves and unearned premium reserves. The disabled life reserves are calculated using the 1952 Accidental Death Benefits table at 3.0% interest. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of unearned premium reserves and claim reserves. The claim reserves are comprised of amounts to be paid on incurred but unreported claims plus benefits payable on disabled life claims. Disabled life claims for group long-term disability policies are based on the 1987 Commissioner’s Group Disability table, primarily discounted at 3.5%, 4.0% and 4.5% interest. Future policy benefits on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net unrealized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded loan-specific reserve is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current, and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships, limited liability companies and joint ventures. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include cross-currency swaps, total return swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Corporate-Owned Life Insurance

The following table summarizes COLI, which is held at cash surrender value, as of the dates indicated:

	December 31,
(in millions)	2023	2022
Corporate-owned life insurance:
Variable life insurance[1]	$1,032	$500
Total corporate-owned life insurance	$1,032	$500

1

The investments underlying the variable life insurance policies are 64% cash and short-term investments, 17% real estate, 14% bonds and 5% other invested assets as of December 31, 2023. The investments underlying the variable life insurance policies were 90% cash and short-term investments and 10% bonds as of December 31, 2022.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

●

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

●	the bond must never have been classified as a default security;

●

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

●	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to the Recently Adopted Accounting Standards for additional discussion of IMR.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged directly to surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Accounting Changes and Correction of Errors

During 2022, the Company modified its approach used to schedule the reversals of its deferred tax asset for policyholder reserves under Statement of Statutory Accounting Principles (“SSAP”) No. 101, Income Taxes (“SSAP 101”). Effective January 1, 2022, the Company updated its methodology to include additional data and analysis of reversal patterns driven by policy counts and lapses to calculate the reversal of the deferred tax asset for policyholder reserves. The impact of the change increased the Company’s net admitted deferred tax asset $14 million and $13 million as of December 31, 2022 and January 1, 2022, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

Effective January 1, 2021, the Company elected to apply OAC 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. As a result of the Company’s election to apply OAC 3901-1-67 as of January 1, 2021, the Company’s admitted assets decreased $778 million, total liabilities decreased $547 million and capital and surplus decreased $231 million, which included a $663 million increase to unassigned deficit from the cumulative effect of the change in accounting principle.

During 2022, the Company identified and corrected an error in annuity product allocation drivers for general operating expenses between the Company and NLIC that resulted in an overstatement of the Company’s general insurance expenses for the years ended December 31, 2021, 2020 and 2019. The error resulted in an understatement of net income of $22 million, an understatement of total surplus of $45 million, an understatement of total assets of $44 million and an overstatement of total liabilities of $1 million as of and for the year ended December 31, 2021. The error resulted in an understatement of net income of $16 million and an understatement of total surplus of $16 million as of and for the year ended December 31, 2020. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”), the total prior period correction was recorded as an increase to total surplus of $45 million, an increase to total assets of $44 million and a decrease to total liabilities of $1 million as of January 1, 2022.

During 2022, the Company identified and corrected an error in applying the accounting treatment for dynamically hedged derivative instruments under OAC 3901-1-67 at adoption, as discussed above, and through 2021. The error resulted in an overstatement of net income, an overstatement of total surplus and an understatement of total liabilities of $39 million as of and for the year ended December 31, 2021. In accordance with SSAP No. 3, the total prior period correction was recorded as a decrease to total surplus and an increase to total liabilities of $39 million as of January 1, 2022.

During 2021, the Company identified and corrected an error within the indexed universal life principle-based reserving calculation related to the mortality assumption for substandard risk policies. This resulted in an understatement of net income of $33 million for the year ended December 31, 2020 and overstatement of total liabilities and understatement of surplus of $46 million as of December 31, 2020. In accordance with SSAP No. 3, the total prior period correction was recorded as an increase to unassigned deficit and decrease to total liabilities of $46 million as of January 1, 2021.

Recently Adopted Accounting Standards

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that clarifies accounting and reporting considerations of SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”), as it relates to the liquidation of Scottish Re U.S. (“SRUS”). On July 18, 2023, SRUS was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware (“Court”), resulting in termination of the reinsurance agreements between the Company and SRUS effective September 30, 2023, and the recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R related to SRUS reinsurance recoverables and assets held in a trust that secure the annuity reinsurance recoverables. The Company will continue to work with the SRUS liquidator and the Court to resolve when the Company will be able to access the trust assets. As of December 31, 2023, assets held in trust and reinsurance recoverables related to SRUS are immaterial.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level risk-based capital greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2023, the Company has $33 million of admitted disallowed IMR in capital and surplus in the general account.

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized capital gains and losses in statutory surplus. As a result of this change, the Company recorded an immaterial increase to statutory capital and surplus as of January 1, 2021.

Reconciliation to Annual Statement

Subsequent to the HLIC 2021 Annual Statement filing, an error was identified in HLIC’s tax reserve calculation as of December 31, 2021. The cumulative impact to the NLAIC post-merger Annual Statement was an overstatement to net income for the year ended December 31, 2022, overstatement of net admitted assets and total liabilities, and an understatement of total surplus, including net income, as of and for the year ended December 31, 2021. All impacts for the year ended December 31, 2022, and as of December 31, 2021, were immaterial. The impacts identified have been adjusted on the statutory statements of admitted assets, liabilities, capital and surplus, statutory statement of operations and statutory statements of changes in capital and surplus as of and for the years ended December 31, 2022 and 2021.

Subsequent Events

The Company evaluated subsequent events through April 8, 2024, the date the statutory financial statements were issued.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account non- guaranteed	Total	% of Total
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$28,460	$-	$28,460	89%
At book value less current surrender charge of 5% or more	939	-	939	3%
At fair value	6	264	270	1%
Total with market value adjustment or at fair value	$29,405	$264	$29,669	93%
At book value without adjustment
(minimal or no charge or adjustment)	2,073	-	2,073	7%
Not subject to discretionary withdrawal	23	-	23	0%
Total, gross	$31,501	$264	$31,765	100%
Less: Reinsurance ceded	(1,855)	-	(1,855)
Total, net	$29,646	$264	$29,910
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$170	$-	$170

December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$24,569	$-	$24,569	89%
At book value less current surrender charge of 5% or more	832	-	832	3%
At fair value	6	251	257	1%
Total with market value adjustment or at fair value	$25,407	$251	$25,658	93%
At book value without adjustment
(minimal or no charge or adjustment)	2,046	-	2,046	7%
Not subject to discretionary withdrawal	22	-	22	0%
Total, gross	$27,475	$251	$27,726	100%
Less: Reinsurance ceded	(1,458)	-	(1,458)
Total, net	$26,017	$251	$26,268
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$311	$-	$311
1	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2023
Subject to discretionary withdrawal:
At fair value	$-	$-	$57	$57	2%
Total with market value adjustment or at fair value	$-	$-	$57	$57	2%
At book value without adjustment
(minimal or no charge or adjustment)	10	-	-	10	0%
Not subject to discretionary withdrawal	507	2,651	-	3,158	98%
Total, gross	$517	$2,651	$57	$3,225	100%
Total, net	$517	$2,651	$57	$3,225

December 31, 2022
Subject to discretionary withdrawal:
At fair value	$-	$-	$56	$56	3%
Total with market value adjustment or at fair value	$-	$-	$56	$56	3%
At book value without adjustment
(minimal or no charge or adjustment)	11	-	-	11	1%
Not subject to discretionary withdrawal	260	1,344	-	1,604	96%
Total, gross	$271	$1,344	$56	$1,671	100%
Total, net	$271	$1,344	$56	$1,671

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Total	% of Total
December 31, 2023
At book value without adjustment (minimal or no charge or adjustment)	$33	$33	5%
Not subject to discretionary withdrawal	571	571	95%
Total, gross	$604	$604	100%
Total, net	$604	$604
December 31, 2022
At book value without adjustment (minimal or no charge or adjustment)	$45	$45	7%
Not subject to discretionary withdrawal	570	570	93%
Total, gross	$615	$615	100%
Total, net	$615	$615

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2023	2022
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$30,154	$26,279
Supplemental contracts with life contingencies, net	9	9
Deposit-type contracts	604	615
Subtotal	$30,767	$26,903
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$2,972	$1,651
Subtotal	$2,972	$1,651
Total annuity actuarial reserves and deposit fund liabilities, net	$33,739	$28,554

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2023
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$17	$18	$-	$-	$-
Universal life	340	336	361	-	-	-
Universal life with secondary guarantees	2,727	2,359	7,293	-	-	-
Indexed universal life with secondary guarantees	6,219	4,949	5,522	-	-	-
Other permanent cash value life insurance	-	196	298	-	-	-
Variable life	281	257	546	2,328	2,158	2,158
Subtotal	$9,567	$8,114	$14,038	$2,328	$2,158	$2,158
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	1,311	-	-	-
Disability - active lives	-	-	66	-	-	-
Disability - disabled lives	-	-	51	-	-	-
Miscellaneous reserves	-	-	228	-	-	-
Total, gross	$9,567	$8,114	$15,694	$2,328	$2,158	$2,158
Less: reinsurance ceded	(412)	(366)	(2,928)	-	-	-
Total, net	$9,155	$7,748	$12,766	$2,328	$2,158	$2,158

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2022
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$17	$18	$-	$-	$-
Universal life	343	334	366	-	-	-
Universal life with secondary guarantees	2,608	2,153	6,537	-	-	-
Indexed universal life with secondary guarantees	5,122	3,831	4,537	-	-	-
Other permanent cash value life insurance	-	176	274	-	-	-
Variable life	251	225	490	1,905	1,752	1,713
Subtotal	$8,324	$6,736	$12,222	$1,905	$1,752	$1,713
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	1,277	-	-	-
Disability - active lives	-	-	56	-	-	-
Disability - disabled lives	-	-	45	-	-	-
Miscellaneous reserves	-	-	226	-	-	-
Total, gross	$8,324	$6,736	$13,826	$1,905	$1,752	$1,713
Less: reinsurance ceded	(440)	(379)	(2,513)	-	-	-
Total, net	$7,884	$6,357	$11,313	$1,905	$1,752	$1,713

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2023	2022
Life, accident and health annual statement:
Life insurance, net	$12,512	$11,075
Disability - active lives, net	65	54
Disability - disabled lives, net	50	44
Miscellaneous reserves, net	139	140
Subtotal	$12,766	$11,313
Separate accounts annual statement:
Life insurance	$2,158	$1,713
Subtotal	$2,158	$1,713
Total life actuarial reserves, net	$14,924	$13,026

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2023		December 31, 2022
(in millions)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$320	$-	$307	$-
Life insurance	2,329	-	1,866	-
Pension risk transfer group annuities	2,673	-	1,323	-
Total	$5,322	$-	$3,496	$-

Amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account have been immaterial for the last 5 years.

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2023
Premiums, considerations or deposits	$1,401	$271	$1,672
Reserves
For accounts with assets at:
Fair value	$-	$2,479	$2,479
Amortized cost	2,651	-	2,651
Total reserves[1]	$2,651	$2,479	$5,130
By withdrawal characteristics:
At fair value	$-	$2,479	$2,479
Subtotal	$-	$2,479	$2,479
Not subject to discretionary withdrawal	2,651	-	2,651
Total reserves[1]	$2,651	$2,479	$5,130
1

The total reserves balance does not equal the liabilities related to separate accounts of $5.3 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $192 million, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2022
Premiums, considerations or deposits	$976	$241	$1,217
Reserves
For accounts with assets at:
Fair value	$-	$2,020	$2,020
Amortized cost	1,344	-	1,344
Total reserves[1]	$1,344	$2,020	$3,364
By withdrawal characteristics:
At fair value	$-	$2,020	$2,020
Subtotal	$-	$2,020	$2,020
Not subject to discretionary withdrawal	1,344	-	1,344
Total reserves[1]	$1,344	$2,020	$3,364
1

The total reserves balance does not equal the liabilities related to separate accounts of $3.5 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $132 million, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,
(in millions)	2023	2022	2021
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$1,671	$1,217	$528
Transfers from separate accounts	(237)	(121)	(95)
Net transfers to separate accounts	$1,434	$1,096	$433
Reconciling adjustments:
Exchange accounts offsetting in the general account	9	8	8
Net transfers as reported in the statutory statements of operations	$1,443	$1,104	$441

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2023
Bonds:
U.S. Government	$36	$1	$-	$37
States, territories and possessions	469	5	38	436
Political subdivisions	215	1	24	192
Special revenues	1,736	16	145	1,607
Industrial and miscellaneous	28,721	194	2,245	26,670
Loan-backed and structured securities	4,255	17	123	4,149
Total bonds	$35,432	$234	$2,575	$33,091
Common stocks unaffiliated	45	-	-	45
Preferred stocks unaffiliated	4	-	-	4
Total unaffiliated stocks	$49	$-	$-	$49
Total bonds and unaffiliated stocks	$35,481	$234	$2,575	$33,140

December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$1
States, territories and possessions	434	1	48	387
Political subdivisions	207	-	30	177
Special revenues	1,654	6	215	1,445
Industrial and miscellaneous	26,188	32	3,174	23,046
Loan-backed and structured securities	2,949	4	187	2,766
Total bonds	$31,433	$43	$3,654	$27,822
Common stocks unaffiliated	52	-	-	52
Preferred stocks unaffiliated	3	-	-	3
Total unaffiliated stocks	$55	$-	$-	$55
Total bonds and unaffiliated stocks	$31,488	$43	$3,654	$27,877

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was immaterial as of December 31, 2023 and 2022, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2023. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$591	$584
Due after one year through five years	9,767	9,502
Due after five years through ten years	8,960	8,307
Due after ten years	11,859	10,549
Total bonds excluding loan-backed and structured securities	$31,177	$28,942
Loan-backed and structured securities	4,255	4,149
Total bonds	$35,432	$33,091
The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2023
Bonds:
U.S. Government	$-	$-	$1	$-	$1	$-
States, territories and possessions	5	-	305	38	310	38
Political subdivisions	11	-	153	24	164	24
Special revenues	37	-	1,238	145	1,275	145
Industrial and miscellaneous	760	39	21,011	2,297	21,771	2,336
Loan-backed and structured securities	261	2	2,044	122	2,305	124
Total bonds	$1,074	$41	$24,752	$2,626	$25,826	$2,667
Common stocks unaffiliated	-	-	-	-	-	-
Total bonds and unaffiliated stocks	$1,074	$41	$24,752	$2,626	$25,826	$2,667

December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$-	$1	$-
States, territories and possessions	255	37	47	11	302	48
Political subdivisions	147	23	-	-	147	23
Special revenues	1,282	$200	31	12	1,313	$212
Industrial and miscellaneous	19,685	2,570	2,482	747	22,167	3,317
Loan-backed and structured securities	1,766	123	824	64	2,590	187
Total bonds	$23,136	$2,953	$3,384	$834	$26,520	$3,787
Common stocks unaffiliated	-	-	8	2	8	2
Total bonds and unaffiliated stocks	$23,136	$2,953	$3,392	$836	$26,528	$3,789

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

As of December 31, 2023, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2023 and 2022.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2023	2022
Total amortized cost	$9,037	$8,315
Valuation allowance:
Non-specific reserves[2]	$-	$55
Total valuation allowance[1]	$-	$55
Mortgage loans, net of allowance	$9,037	$8,260

1	For the years ended December 31, 2023, 2022 and 2021, changes in the valuation allowance were immaterial and due to current period provisions.
2

Effective January 1, 2023, the Company changed its method for reserving for mortgage loans by removing the need for a non-specific reserve. In the Company’s judgement, the change in reserving approach appropriately reflects the credit risk inherent for mortgage loans held. The impact of the change was recorded as a reversal of the non-specific reserves, resulting in an increase to unassigned surplus of $6 million and recorded through ‘Other, net’ activity within the statutory statements of changes in capital and surplus. There was no impact on net income.

As of December 31, 2023 and 2022, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2023
Apartment	$3,684	$15	$3,699	$3,659	$40	$3,699
Industrial	2,108	-	2,108	2,108	-	2,108
Office	1,023	79	1,102	1,102	-	1,102
Retail	1,724	12	1,736	1,736	-	1,736
Other	286	27	313	313	-	313
Total[1]	$8,825	$133	$8,958	$8,918	$40	$8,958
Weighted average DSC ratio	2.20	1.34	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	59%	73%	59%

December 31, 2022
Apartment	$3,293	$-	$3,293	$3,261	$32	$3,293
Industrial	1,765	-	1,765	1,765	-	1,765
Office	1,075	109	1,184	1,184	-	1,184
Retail	1,629	28	1,657	1,646	12	1,658
Other	244	78	322	302	19	321
Total[1]	$8,006	$215	$8,221	$8,158	$63	$8,221
Weighted average DSC ratio	2.18	1.72	2.16	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	60%	84%	60%
1	Excludes $79 million and $94 million of commercial mortgage loans that were under development as of December 31, 2023 and 2022, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

As of December 31, 2023 and 2022, the Company has a diversified mortgage loan portfolio with no more than 24.0% and 22.0% in a geographic region in the U.S., respectively, and no more than 1.0% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2023 and 2022 were 12.0% and 4.8% and 11.0% and 2.8%, respectively. As of December 31, 2023 and 2022, the maximum LTV ratio of any one loan at the time of loan origination was 78.0% and 88.0%, respectively. As of December 31, 2023 and 2022, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

Securities Lending

The fair value of loaned securities was $246 million and $113 million as of December 31, 2023 and 2022, respectively. The Company held $210 million and $94 million of cash collateral on securities lending as of December 31, 2023 and 2022, respectively. The carrying value and fair value of reinvested collateral assets was $210 million and $94 million and had a contractual maturity of under 30 days as of December 31, 2023 and 2022, respectively. The fair value of bonds acquired with reinvested collateral assets was $215 million and $96 million as of December 31, 2023 and 2022, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $42 million and $22 million in non-cash collateral on securities lending as of December 31, 2023 and 2022, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2023	2022	(As Adjusted) 2021
Bonds	$1,397	$1,122	$1,011
Mortgage loans	345	310	281
Policy loans	13	8	7
Derivative instruments[1]	(356)	88	929
Other	102	68	58
Gross investment income	$1,501	$1,596	$2,286
Investment expenses	(50)	(41)	(39)
Net investment income	$1,451	$1,555	$2,247

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2023 and 2022 was immaterial. Investment income due and accrued as of December 31, 2023 and 2022 that was admitted was $416 million and $343 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2023	2022	(As Adjusted) 2021
Gross gains on sales	$7	$6	$6
Gross losses on sales	(25)	(39)	(11)
Net realized losses on sales	$(18)	$(33)	$(5)
Other-than-temporary impairments	(31)	(10)	-
Total net realized capital losses	$(49)	$(43)	$(5)
Tax benefit (expense) on net losses	3	(8)	(25)
Net realized capital losses, net of tax	$(46)	$(51)	$(30)
Less: Realized losses transferred to the IMR	(18)	(12)	(5)
Net realized capital losses, net of tax and transfers to the IMR	$(28)	$(39)	$(25)

For the year ended December 31, 2023, the gross realized gains and gross realized losses on sales of bonds were $5 million and $24 million, respectively. For the year ended December 31, 2022, gross realized gains and gross realized losses on sales of bonds were $2 million and $26 million, respectively. For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $5 million and $11 million, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2023, 2022 and 2021.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $501 million and $495 million as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, there were $10 million and $163 million of outstanding commitments to fund mortgage loans, respectively. As of December 31, 2023 and 2022, there was $151 million and $131 million of outstanding commitments to purchase bonds, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2023 and 2022, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2023
Cross currency swaps	$1,871	$87	$136	$(15)	$1
Options	46,984	833	1,196	-	-
Total return swaps	192	-	-	-	-
Futures	252	-	-	-	-
Total derivatives[1]	$49,299	$920	$1,332	$(15)	$1

December 31, 2022
Cross currency swaps	$1,797	$139	$221	$(6)	$2
Options	35,783	575	404	(7)	-
Total return swaps	226	-	-	-	-
Futures	341	-	-	-	-
Total derivatives[1]	$38,147	$714	$625	$(13)	$2
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2023 and 2022.

The Company received $1.1 billion and $630 million of cash collateral and held $296 million and $0 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2023 and 2022, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2023 and 2022. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $10 million and $13 million as of December 31, 2023 and 2022, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $10 million and $18 million as of December 31, 2023 and 2022, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Unrealized (losses) gains recorded in capital and surplus
	December 31,
(in millions)	2023	2022	2021
Cross-currency swaps	$(52)	$131	$64
Total	$(52)	$131	$64

There were no realized gains or losses recorded in operations for the years ended December 31, 2023, 2022 and 2021.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2023:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Bonds	$-	$3	$-	$3
Preferred stocks unaffiliated	-	-	4	4
Common stocks unaffiliated	-	45	-	45
Separate account assets	2,650	-	-	2,650
Assets at fair value	$2,650	$48	$4	$2,702

The following table presents the rollforward of Level 3 assets held at fair value during the year ended December 31, 2023:

(in millions)	Preferred stocks unaffiliated
Balance as of December 31, 2022	$3
Net gains (losses):
In surplus	1
Purchases	1
Sales	(1)
Balance as of December 31, 2023	$4

The following table summarizes assets and liabilities held at fair value as of December 31, 2022:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Bonds	$-	$1	$-	$1
Preferred stocks unaffiliated	-	-	3	3
Common stocks unaffiliated	8	44	-	52
Separate account assets	2,173	-	-	2,173
Assets at fair value	$2,181	$45	$3	$2,229

The following table presents the rollforward of Level 3 assets held at fair value during the year ended December 31, 2022:

(in millions)	Preferred stocks unaffiliated
Balance as of December 31, 2021	$3
Net gains (losses):
In surplus	1
Sales	(1)
Balance as of December 31, 2022	$3

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2023
Assets
Bonds	$37	$26,817	$6,234	$33,088	$35,429
Mortgage loans, net of allowance	-	-	7,904	7,904	9,037
Policy loans	-	-	301	301	301
Derivative assets	-	136	1,196	1,332	937
Cash, cash equivalents and short-term investments	5	1,623	-	1,628	1,628
Separate account assets	80	1,606	986	2,672	2,672
Securities lending collateral assets	210	-	-	210	210
Total assets	$332	$30,182	$16,621	$47,135	$50,214
Liabilities
Investment contracts	$-	$-	$560	$560	$556
Derivative liabilities	-	15	-	15	17
Total liabilities	$-	$15	$560	$575	$573

December 31, 2022
Assets
Bonds	$1	$23,436	$4,384	$27,821	$31,432
Mortgage loans, net of allowance	-	-	7,183	7,183	8,260
Policy loans	-	-	216	216	216
Derivative assets	-	221	404	625	740
Cash, cash equivalents and short-term investments	726	530	-	1,256	1,256
Separate account assets	19	853	394	1,266	1,323
Securities lending collateral assets	94	-	-	94	94
Total assets	$840	$25,040	$12,581	$38,461	$43,321
Liabilities
Investment contracts	$-	$-	$559	$559	$556
Derivative liabilities	-	6	7	13	25
Total liabilities	$-	$6	$566	$572	$581

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$544	15	559
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$544	$15	$559
Less: Deferred tax assets nonadmitted	330	-	330
Net admitted deferred tax assets	$214	$15	$229
Less: Deferred tax liabilities	38	16	54
Net admitted deferred tax assets	$176	$(1)	$175

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$504	15	519
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$504	$15	$519
Less: Deferred tax assets nonadmitted	162	-	162
Net admitted deferred tax assets	$342	$15	$357
Less: Deferred tax liabilities	195	12	207
Net admitted deferred tax assets	$147	$3	$150

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2023	2022	Change
Adjusted gross deferred tax assets	$559	$519	$40
Total deferred tax liabilities	(54)	(207)	153
Net deferred tax assets	$505	$312	$193
Less: Tax effect of unrealized gains and losses			9
Less: Tax effect of change in accounting principle			(11)
Change in deferred income tax			$195

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$2	$2
Adjusted gross deferred tax assets expected to be realized[1]	168	5	173
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	46	8	54
Admitted deferred tax assets	$214	$15	$229

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$5	$5
Adjusted gross deferred tax assets expected to be realized[1]	143	2	145
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	199	8	207
Admitted deferred tax assets	$342	$15	$357
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2023 and 2022, the threshold limitation for adjusted capital and surplus was $459 million and $464 million, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $3.1 billion as of December 31, 2023 and 2022. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 654% and 710% as of December 31, 2023 and 2022, respectively.

The Company did not leverage tax planning strategies for the years ended December 31, 2023 and 2022.

There were no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2023 and 2022.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2023	2022	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$206	$222	$(16)
Investments	43	44	(1)
Deferred acquisition costs	268	219	49
Fixed assets	18	10	8
Receivables - nonadmitted	4	3	1
Other	5	6	(1)
Subtotal	$544	$504	$40
Nonadmitted	(330)	(162)	(168)
Admitted ordinary deferred tax assets	$214	$342	$(128)
Capital:
Investments	15	15	-
Subtotal	$15	$15	$-
Admitted capital deferred tax assets	$15	$15	$-
Admitted deferred tax assets	$229	$357	$(128)
Deferred tax liabilities
Ordinary:
Investments	$(13)	$(13)	$-
Deferred and uncollected premium	(8)	(13)	5
Future policy benefits and claims	(13)	(19)	6
Permitted practice trust assets	-	(146)	146
Other	(4)	(4)	-
Subtotal	$(38)	$(195)	$157
Capital:
Investments	(16)	(12)	(4)
Subtotal	$(16)	$(12)	$(4)
Deferred tax liabilities	$(54)	$(207)	$153
Net deferred tax assets	$175	$150	$25

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2023 and 2022.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to (loss) income before tax as follows, for the years ended:

		December 31,
(in millions)	2023	2022	(As Adjusted) 2021
Current income tax expense	$216	$13	$87
Change in deferred income tax (without tax on unrealized gains and losses)	(195)	(1)	38
Total income tax expense reported	$21	$12	$125

(Loss) income before income and capital gains taxes	$(314)	$110	$93
Federal statutory tax rate	21%	21%	21%
Expected income tax (benefit) expense at statutory tax rate	$(66)	$23	$20
Increase (decrease) in actual tax reported resulting from:
Initial ceding commission and expense allowance	104	(7)	(7)
Dividends received deduction	-	(2)	(1)
Deferred tax benefit on nonadmitted assets	(1)	1	1
Tax adjustment for IMR	(4)	(2)	(1)
Tax credits	(1)	(1)	(1)
Disregarded entity adjustment	(2)	-	(1)
Change in reserve valuation basis	-	-	115
Nondeductible expenses	(9)	-	-
Total income tax expense reported	$21	$12	$125

The Company incurred an immaterial amount in federal income tax expense in 2021, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss carry-forwards available as of December 31, 2023:

(in millions)	Amount	Origination	Expiration
Operating Loss carry-forwards	$1	2022	2026

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial Assignment Company
AGMC Reinsurance, Ltd.	Nationwide Financial General Agency, Inc.
Allied Insurance Company of America	Nationwide Financial Services, Inc.
Allied Property & Casualty Insurance Company	Nationwide General Insurance Company
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Lloyds
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Co. of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Lake States Insurance Company	NBS Insurance Agency, Inc.
Harleysville Preferred Insurance Company	NFS Distributors, Inc.
Harleysville Worcester Insurance Company	Registered Investment Advisors Services, Inc.
Jefferson National Financial Corporation	Retention Alternatives, Ltd.
Jefferson National Life Insurance Company Jefferson National Life Insurance Company of New York	Retention Alternatives Ltd. In Respect of Cell No. 1 Segregated Account
Lone Star General Agency, Inc.	Scottsdale Indemnity Company
National Casualty Company	Scottsdale Insurance Company
Nationwide Advantage Mortgage Company	Scottsdale Surplus Lines Insurance Company
Nationwide Affinity Insurance Company of America	Titan Insurance Company
Nationwide Agent Risk Purchasing Group, Inc.	Titan Insurance Services, Inc.
Nationwide Agribusiness Insurance Company	Veterinary Pet Insurance Company
Nationwide Assurance Company	Victoria Fire & Casualty Company
Nationwide Cash Management Company	Victoria Select Insurance Company
Nationwide Corporation	VPI Services, Inc.

The method of allocation of regular tax among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return. Effective January 1, 2023, the Company revised its tax sharing agreement to address corporate alternative minimum tax (“CAMT”). If the consolidated federal income tax return group is an Applicable Corporation and has a CAMT liability, all members of the group will be treated as Applicable Corporations subject to CAMT. CAMT is paid by affiliates based on the ratio of the subsidiary’s CAMT liability to the total CAMT liabilities of all subsidiaries.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2023 and 2022.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal CAMT, effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. For a group of related entities, the $1.0 billion threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Reporting entities that reasonably expect to be applicable corporations for the current reporting period are considered applicable reporting entities. The Company comprises a controlled group of corporations and has determined that it likely will be an applicable corporation, and therefore an applicable reporting entity, in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. The Company does not consider its CAMT status when evaluating its deferred tax assets under the regular tax system. The U.S. Treasury Department is expected to issue guidance throughout 2024 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination.

The reporting entity has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

For the years ended December 31, 2023 and 2022, the Act did not impact the Company’s total tax.

(9)	FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short- term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2023 and 2022. As part of the agreement, the Company purchased and held an additional $25 million in activity stock and an immaterial amount in excess stock as of December 31, 2023 and 2022, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $553 million as of December 31, 2023 and 2022, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus.

The Company has agreements with the FHLB to provide financing for operations. These agreements, which were renewed in February 2024 and expire January 2025, allow the Company access to borrow up to $1.1 billion. As of December 31, 2023 and 2022, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $1.8 billion (3.1% of total admitted assets) as of December 31, 2023 and $1.2 billion (2.5% of total admitted assets) as of December 31, 2022 were pledged as collateral under FHLB agreements and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

(10)	Reinsurance

Prior to the October 1, 2023 recapture, the Company had an intercompany reinsurance agreement with Olentangy whereby the Company ceded a block of certain universal life and term life insurance policies on an indemnity coinsurance basis with funds withheld and a block of certain term life insurance policies on a yearly renewable term basis. These policies were ceded to a reinsurance pool that included Olentangy and UHRL, a Bermuda captive (collectively, “Reinsurance Pool”). The Reinsurance Pool members had joint and several liability under the reinsurance agreement until June 30, 2028 when UHRL would exit the Reinsurance Pool and Olentangy would become solely liable. The Company had recorded an adjustment in the statutory statements of changes in capital and surplus as other, net, which was being amortized into operations in future periods as earnings emerge from the business reinsured. Upon recapture, the remaining unamortized balance of $142 million was fully amortized into operations. Amounts ceded to Olentangy under the reinsurance agreement prior to recapture during 2023, 2022 and 2021 included premiums of $44 million, $65 million and $95 million, respectively, benefits and claims of $51 million, $82 million and $82 million, respectively, and net investment earnings on funds withheld assets of $38 million, $50 million and $51 million, respectively. The recapture settlement included payment from Olentangy of $1.2 billion, equal to the funds withheld balance as of October 1, 2023 in accordance with the reinsurance agreement, which was recorded as a reduction to the inception-to-date ceded premiums of $1.9 billion and commissions and expense allowances on reinsurance ceded of $700 million. In order for the Company to record a reinsurance reserve credit of $1.9 billion as of December 31, 2022 for the ceded block, the Company withheld assets for the benefit of the Reinsurance Pool with a carrying value and fair value of the funds withheld assets of $1.2 billion and $1.0 billion, respectively. The Reinsurance Pool had also established a trust account for the benefit of the Company which had a fair value of $726 million as of December 31, 2022.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Effective October 1, 2023, the Company entered into an intercompany reinsurance agreement with Eagle Captive Reinsurance, LLC (“Eagle”) whereby certain universal life insurance and term life insurance policies are ceded on a coinsurance with funds withheld basis. Eagle, an affiliated wholly-owned subsidiary of NLIC, is an Ohio domiciled special purpose financial captive insurance company. Eagle paid the Company $853 million as settlement of the initial reinsurance transaction on October 1, 2023. The Company recognized $179 million of this settlement in the statutory statements of operations as commissions and expense allowances on reinsurance ceded, equal to the amount of current federal income tax, with the remaining $674 million included in the statutory statements of changes in capital and surplus as other, net, which is being amortized into operations in future periods as earnings emerge from the business ceded. Amounts ceded to Eagle under the reinsurance agreement during 2023 (inclusive of the initial settlement) included premiums of $2.3 billion, benefits and claims of $30 million and net investment earnings on funds withheld assets of $15 million. In order for the Company to record a reinsurance reserve credit of $2.3 billion as of December 31, 2023 for the ceded block, the Company is holding assets in funds withheld for the benefit of Eagle with a carrying value and fair value of $1.4 billion and $1.3 billion, respectively. Eagle was granted a permitted practice from the Department to record an excess of loss reinsurance recoverable from an unaffiliated reinsurer of $853 million as of December 31, 2023 as an admitted asset qualifying as other security under Actuarial Guideline 48 for the benefit of the Company. Amounts receivable from Eagle related to the reinsurance agreement was $4 million as of December 31, 2023.

The Company has entered into a 100% coinsurance agreement with funds withheld with Eagle to cede guaranteed lifetime withdrawal benefit (“GLWB”) rider obligations provided under certain fixed indexed annuity contracts issued and to be issued by NLAIC. While the GLWB contract riders are ceded by NLAIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLAIC. Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law which values the assumed GLWB risks from NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the NAIC SAP pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The Company has recorded an adjustment in the statutory statements of changes in capital and surplus as other, net, which is being amortized into operations in future periods as earnings emerge from the business ceded. Amounts ceded to Eagle under the reinsurance agreement during 2023, 2022 and 2021 included premiums of $158 million, $112 million and $80 million, respectively, and net investment earnings on funds withheld assets of $10 million, $6 million and $7 million, respectively. As of December 31, 2023 and 2022, the carrying value of the funds withheld assets was $328 million and $190 million, respectively, which consists of bonds and cash equivalents and equals the amount of Eagle’s assumed GLWB rider reserve obligations calculated using the alternative reserving basis. As of December 31, 2023 and 2022, the Company’s reserve credit for guaranteed benefits ceded was $1.8 billion and $1.4 billion, respectively. Amounts receivable from Eagle related to the reinsurance agreement was $24 million as of December 31, 2023, and amounts payable to Eagle related to the reinsurance agreement was $30 million as of December 31, 2022.

The Company has an intercompany reinsurance agreement with NLIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are ceded on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, NLIC bears the investment risk associated with changes in interest rates. Risk of asset default is retained by the Company, and NLIC pays a fee to the Company for the Company’s retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts ceded to NLIC are included in the Company’s statutory statements of operations for 2023, 2022 and 2021 and include considerations of $46 million, $10 million and $10 million, respectively, net investment income of $31 million, $35 million and $42 million, respectively, and benefits, claims and other expenses of $186 million, $161 million and $147 million, respectively. The reserve adjustment for 2023, 2022 and 2021 of $(153) million, $(161) million and $(151) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $737 million and $859 million as of December 31, 2023 and 2022, respectively, and amounts recoverable related to this agreement were $6 million and $14 million as of December 31, 2023 and 2022, respectively.

The Company has an intercompany reinsurance agreement with NLIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are ceded on a modified coinsurance basis. Total policy reserves under this treaty were $34 million and $33 million as of December 31, 2023 and 2022, respectively. Total premiums ceded under this treaty were $12 million, $12 million and $12 million during 2023, 2022 and 2021, respectively.

The Company has an intercompany reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis. Policy reserves ceded under this agreement totaled $154 million and $156 million as of December 31, 2023 and 2022, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2023 and 2022 were $489 million and $557 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(11)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates in which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The gross amounts due from affiliates were $68 million as of December 31, 2023 and 2022, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The gross amounts due to affiliates were $27 million and $11 million as of December 31, 2023 and 2022, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. As of January 1, 2022 NSC merged into NNOV8, LLC, a subsidiary of NMIC, and all services going forward were provided by NMIC. For the years ended December 31, 2023 and 2022, the Company was allocated costs from NMIC totaling$160 million and $138 million, respectively. For the year ended December 31, 2021, the Company was allocated costs from NMIC and NSC totaling $116 million.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2023 and 2022, customer allocations to NFG funds totaled $1.5 billion and $1.3 billion, respectively. For the years ended December 31, 2023, 2022 and 2021, NFG paid the Company an immaterial amount for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $961 million and $530 million as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, amounts on deposit with NCMC were comprised of $782 million and $464 million, respectively, of cash and cash equivalents, with remaining amounts in short-term investments.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2023 and 2022, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2023 and 2022, there were no outstanding borrowings from affiliated entities at any given time. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2023, 2022 and 2021 were immaterial.

On December 15, 2023, the Company received a total distribution of $80 million from Olentangy that was declared on December 12, 2023, and consisted of a return of contributed surplus of $67 million and a dividend of $13 million.

During 2023, there were no capital contributions received from NLIC. During 2024, the Company received additional capital contributions of $100 million from NLIC. During 2022 and 2021, the Company received capital contributions of $800 million and $400 million, respectively, from NLIC.

Pursuant to a financial support agreement, NLIC agreed to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of NLAIC with recourse to or against any of the assets of NLIC.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988, are guaranteed by NLIC. Total SPDA contracts affected by this guarantee in force as of December 31, 2023 and 2022 were immaterial.

During 2023 and 2022, the Company paid capital contributions of $5 million to NWSBL. During 2024, the Company paid an additional capital contribution of $5 million to NWSBL. The entire investment in NWSBL was nonadmitted as of December 31, 2023 and 2022.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company and Nationwide Trust Company, FSB (“NTC”) have entered into an unsecured promissory note whereby NTC can borrow up to $180 million from the Company for up to 364 days after the date of the agreement with the outstanding balance being reported in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. As of December 31, 2022, NTC had an outstanding borrowing of $100 million at an interest rate of 1-month LIBOR plus 0.88% with a maturity date of March 23, 2023. Upon maturity on March 23, 2023, the outstanding balance was repaid and a $180 million replacement agreement was entered into with a draw amount of $95 million at an interest rate of 1-month SOFR plus 0.90% and a maturity date of March 21, 2024. As of December 31, 2023, NTC had an outstanding borrowing of $90 million. Upon maturity on March 21, 2024, the outstanding balance was repaid and a $180 million replacement agreement was entered into with a draw amount of $90 million at an interest rate of 1-month SOFR plus 0.90% and a maturity date of March 20, 2025. The outstanding borrowing on this note is $90 million as of the subsequent event date.

The Company and NWSBL have entered into a $550 million unsecured promissory note and revolving line of credit agreement whereby NWSBL can borrow up to $550 million from the Company for up to 364 days after the date of the agreement with the outstanding balance being reported in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. As of December 31, 2022, NWSBL had an outstanding borrowing of $550 million. On March 1, 2023, the outstanding balance was repaid and a $550 million replacement agreement was entered into with a draw amount of $550 million at an interest rate of 1-month SOFR plus 0.90% and a maturity date of February 28, 2024. As of December 31, 2023, NWSBL had an outstanding balance of $550 million. On February 28, 2024, the outstanding balance was repaid and a $550 million replacement agreement was entered into with a draw amount of $550 million at an interest rate of 1-month SOFR plus 0.90% and a maturity date of February 27, 2025. The outstanding balance on this note is $550 million as of the subsequent event date.

On December 22, 2021, the Company and NLIC entered into a short-term loan where the Company borrowed $80 million from NLIC. The Company repaid the short-term loan in full on January 4, 2022.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLAIC), LLC (“NW REI (NLAIC)”), a subsidiary of NMIC, at $40 million and $21 million as of December 31, 2023 and 2022, respectively. NW REI (NLAIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLAIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLAIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLAIC), if not already recorded in the financial statements of NW REI (NLAIC).

(12)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(13)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. During the years ended 2023, 2022 and 2021, the Company did not pay any dividends to NLIC. The Company’s surplus as regards policyholders as of December 31, 2023 was $3.2 billion and statutory net loss for 2023 was $530 million. Due to the Company’s unassigned deficit as of December 31, 2023, any dividend paid by the Company in 2024 would require regulatory approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule I Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2023 (in millions):

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$36	$37	$36
U.S. Government and agencies	17	17	17
Obligations of states and political subdivisions	2,146	1,987	2,146
Foreign governments	289	265	289
Public utilities	4,437	4,076	4,418
All other corporate, mortgage-backed and asset-backed securities	28,590	26,709	28,526
Total fixed maturity securities	$35,515	$33,091	$35,432
Equity securities:
Common stocks:
Industrial, miscellaneous and all other	45	45	45
Nonredeemable preferred stocks	2	4	4
Total equity securities	$47	$49	$49
Mortgage loans	9,037		9,037
Cash, cash equivalents and short-term investments	1,628		1,628
Policy loans	301		301
Other long-term investments[1]	2,445		2,445
Total invested assets	$48,973		$48,892
1

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $40 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule IV Reinsurance

As of December 31, 2023, 2022 and 2021 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2023
Life insurance in force	$267,086	$(94,561)	$-	$172,525	-
Life insurance premiums	$2,879	$(623)	$-	$2,256	-

2022
Life insurance in force	$242,505	$(70,213)	$-	$172,292	-
Life insurance premiums	$2,639	$(220)	$-	$2,419	-

(As Adjusted)
2021
Life insurance in force	$223,341	$(68,768)	$-	$154,573	-
Life insurance premiums	$2,293	$(224)	$-	$2,069	-

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2023, 2022 and 2021 (in millions):

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts[1]	Deductions	Balance at end of period
2023
Valuation allowances - mortgage loans[2]	$-	$-	$-	$-	$-
Valuation allowances - net deferred tax assets	-	-	-	-	-

2022
Valuation allowances - mortgage loans	$48	$7	$-	$-	$55
Valuation allowances - net deferred tax assets	-	-	-	-	-

2021
Valuation allowances - mortgage loans	$54	$(6)	$-	$-	$48
Valuation allowances - net deferred tax assets	-	-	-	-	-
1

Amounts related to net deferred tax assets are recognized through surplus. The net admitted deferred tax balance as of December 31, 2023, 2022 and 2021 was $175 million, $150 million and $206 million, respectively.

2	Effective January 1, 2023, the Company changed its method for reserving for mortgage loans. Refer to Note 5 for further discussion and the resulting impacts of the change.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.